GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Year ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VA Separate Account 1

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2024

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five year or lesser periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS Balanced Hedged Allocation Portfolio — Class B Shares (1)

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B (1)

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B Shares (1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares

Invesco V.I. Conservative Balanced Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares (1)

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Government Securities Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Invesco V.I. Technology Fund — Series I shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

American Century Variable Portfolios, Inc.

VP Disciplined Core Value Fund — Class I

VP International Fund — Class I

VP Ultra® Fund — Class I

VP Value Fund — Class I

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Blue Chip Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series I

DWS Capital Growth VIP — Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP — Class B Shares

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Initial Class

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP JPMorgan Core Bond Fund — Standard Class (1)

LVIP JPMorgan Mid Cap Value Fund — Standard Class (1)

LVIP JPMorgan Small Cap Core Fund — Standard Class (1)

LVIP JPMorgan U.S. Equity Fund — Standard Class (1)

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Mid-Cap Growth Portfolio — Class II Shares

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from December 8, 2023 (inception) to December 31, 2023 and the financial highlights for the lesser periods in the five years ended December 31, 2023.

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the period from January 1, 2023 to December 8, 2023 (liquidation date) and changes in net assets for the period from January 1, 2022 to December 8, 2023 (liquidation date).

The Prudential Series Fund

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from March 10, 2023 (inception) to December 31, 2023 and the financial highlights for the lesser periods in the five years ended December 31, 2023.

Advanced Series Trust

AST International Equity Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the period from January 1, 2023 to March 10, 2023 (liquidation date) and changes in net assets for the period from January 1, 2022 to March 10, 2023 (liquidation date).

The Prudential Series Fund

PSF International Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for the period from April 29, 2022 (inception) to December 31, 2023 and the financial highlights for the years or lesser periods in the five years ended December 31, 2023.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Core Plus Bond Fund — Series I shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2023

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$6,349,472	$19,545,179	$12,298,414	$27,229,908	$3,748,088
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	6,349,472	19,545,179	12,298,414	27,229,908	3,748,088

Liabilities:
Accrued expenses payable to affiliate (note 4b)	317	908	526	1,154	161
Payable for units withdrawn	4,780	2,310	2,446	40,807	79,824
Total liabilities	5,097	3,218	2,972	41,961	79,985

Net assets attributable to:
Variable annuity contract owners in the accumulation period	5,682,162	18,824,410	11,644,157	26,522,701	3,667,223
Variable annuity contract owners in the annuitization period	662,213	717,551	651,285	665,246	880
Net assets	$6,344,375	$19,541,961	$12,295,442	$27,187,947	$3,668,103

Investments in securities at cost	$7,488,187	$19,617,847	$9,754,514	$24,878,559	$6,026,740
Shares outstanding	735,744	1,328,700	183,668	946,140	470,274

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$6,453,140	$12,259,195	$4,733,509	$5,337,118	$18,514,677
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	6,453,140	12,259,195	4,733,509	5,337,118	18,514,677

Liabilities:
Accrued expenses payable to affiliate (note 4b)	237	648	202	208	688
Payable for units withdrawn	6	363	8	9	21,566
Total liabilities	243	1,011	210	217	22,254

Net assets attributable to:
Variable annuity contract owners in the accumulation period	6,397,096	11,693,893	4,581,208	5,287,277	18,313,812
Variable annuity contract owners in the annuitization period	55,801	564,291	152,091	49,624	178,611
Net assets	$6,452,897	$12,258,184	$4,733,299	$5,336,901	$18,492,423

Investments in securities at cost	$6,311,918	$12,207,256	$5,022,848	$5,415,374	$19,648,470
Shares outstanding	420,126	812,405	161,608	929,812	294,773

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$1,806,958	$7,175,715	$3,208,545	$8,831,668	$23,302,454	$8,860,474	$47,761,469
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,806,958	7,175,715	3,208,545	8,831,668	23,302,454	8,860,474	47,761,469

76	313	135	372	890	379	2,119
136	2,113	216	1,156	5,553	122	54,455
212	2,426	351	1,528	6,443	501	56,574

1,806,586	6,933,246	3,206,310	8,829,852	23,094,999	8,776,817	46,748,595
160	240,043	1,884	288	201,012	83,156	956,300
$1,806,746	$7,173,289	$3,208,194	$8,830,140	$23,296,011	$8,859,973	$47,704,895

$1,579,598	$7,120,041	$2,908,114	$10,360,473	$22,358,592	$9,614,801	$46,276,871
58,195	121,705	60,300	643,239	495,060	198,487	2,439,299

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

$6,727,368	$9,387,294	$—	$13,064,225	$29,170,753	$36,422	$1,557,873
—	—	—	—	—	—	—
—	—	—	—	—	—	—
6,727,368	9,387,294	—	13,064,225	29,170,753	36,422	1,557,873

286	399	—	692	1,242	1	59
142	3,397	—	743	33,121	—	10,277
428	3,796	—	1,435	34,363	1	10,336

6,725,032	9,317,691	—	12,644,079	29,021,768	36,421	1,492,255
1,908	65,807	—	418,711	114,622	—	55,282
$6,726,940	$9,383,498	$—	$13,062,790	$29,136,390	$36,421	$1,547,537

$8,199,038	$9,378,686	$—	$13,458,144	$30,163,557	$38,553	$1,844,075
124,558	280,469	—	798,547	821,711	2,668	363,141

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Advanced Series Trust

	Invesco V.I. Government Securities Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Technology Fund — Series I shares	AST International Equity Portfolio — Class I Shares

Assets:
Investments at fair value (note 2b)	$—	$13,815,223	$11,802,286	$—	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	13,815,223	11,802,286	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	592	523	—	—
Payable for units withdrawn	—	1,863	6,056	—	—
Total liabilities	—	2,455	6,579	—	—

Net assets attributable to:
Variable annuity contract owners in the accumulation period	—	13,803,983	11,778,814	—	—
Variable annuity contract owners in the annuitization period	—	8,785	16,893	—	—
Net assets	$—	$13,812,768	$11,795,707	$—	$—

Investments in securities at cost	$—	$17,563,996	$10,211,083	$—	$—
Shares outstanding	—	777,446	448,756	—	—

	BNY Mellon (continued)		BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$9,356,949	$1,819,860	$9,972,398	$27,018,219	$123,810,646
Dividend receivable	—	7,217	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	9,356,949	1,827,077	9,972,398	27,018,219	123,810,646

Liabilities:
Accrued expenses payable to affiliate (note 4b)	399	81	417	1,214	6,304
Payable for units withdrawn	2	1	83,338	18,037	11,766
Total liabilities	401	82	83,755	19,251	18,070

Net assets attributable to:
Variable annuity contract owners in the accumulation period	9,003,620	1,804,309	9,888,193	26,282,676	112,988,002
Variable annuity contract owners in the annuitization period	352,928	22,686	450	716,292	10,804,574
Net assets	$9,356,548	$1,826,995	$9,888,643	$26,998,968	$123,792,576

Investments in securities at cost	$7,319,662	$1,819,860	$10,506,532	$29,150,441	$133,997,921
Shares outstanding	208,025	1,819,860	1,007,313	2,115,757	9,501,968

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.				BNY Mellon

Allspring VT Discovery All Cap Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I	VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

$2,296,759	$16,629,771	$18,311	$269,657	$34,825	$267,948	$106,299
—	—	—	—	—	—	—
—	3,716	—	—	—	—	—
2,296,759	16,633,487	18,311	269,657	34,825	267,948	106,299

95	787	—	11	2	13	4
652	—	2	1	—	2	—
747	787	2	12	2	15	4

2,296,012	15,636,315	18,309	187,998	34,823	159,659	106,295
—	996,385	—	81,647	—	108,274	—
$2,296,012	$16,632,700	$18,309	$269,645	$34,823	$267,933	$106,295

$2,566,502	$18,074,262	$18,536	$276,248	$28,252	$250,897	$98,509
96,139	1,774,789	2,387	25,487	1,358	21,981	5,691

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund

$9,695,038	$99,764,400	$23,421,592	$156,289	$45,951	$10,851	$22,301,426
—	—	—	—	—	—	154,977
—	—	—	—	—	—	4,431
9,695,038	99,764,400	23,421,592	156,289	45,951	10,851	22,460,834

429	4,575	1,083	10	2	—	1,017
2,079	27,131	9,232	—	—	1	—
2,508	31,706	10,315	10	2	1	1,017

9,692,530	96,146,755	22,692,523	75,234	45,949	10,850	21,679,839
—	3,585,939	718,754	81,045	—	—	779,978
$9,692,530	$99,732,694	$23,411,277	$156,279	$45,949	$10,850	$22,459,817

$8,883,965	$78,939,972	$23,119,935	$141,305	$37,062	$10,074	$22,656,071
527,765	1,690,635	1,771,679	4,171	2,936	783	2,578,200

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$4,758,887	$5,485,684	$10,374,358	$6,636,573	$27,680,418
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	3,670
Total assets	4,758,887	5,485,684	10,374,358	6,636,573	27,684,088

Liabilities:
Accrued expenses payable to affiliate (note 4b)	190	232	444	267	928
Payable for units withdrawn	5	235	1,775	12	—
Total liabilities	195	467	2,219	279	928

Net assets attributable to:
Variable annuity contract owners in the accumulation period	4,682,626	5,450,644	10,353,441	6,586,710	27,422,676
Variable annuity contract owners in the annuitization period	76,066	34,573	18,698	49,584	260,484
Net assets	$4,758,692	$5,485,217	$10,372,139	$6,636,294	$27,683,160

Investments in securities at cost	$5,260,150	$6,065,280	$10,823,678	$7,237,068	$26,626,141
Shares outstanding	840,793	974,367	657,854	735,762	1,769,848

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$14,150,475	$11,883,211	$13,636,338	$7,166,485	$63,004,037
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	14,150,475	11,883,211	13,636,338	7,166,485	63,004,037

Liabilities:
Accrued expenses payable to affiliate (note 4b)	559	512	538	309	2,301
Payable for units withdrawn	5	608	7	880	7,741
Total liabilities	564	1,120	545	1,189	10,042

Net assets attributable to:
Variable annuity contract owners in the accumulation period	14,091,774	11,788,423	13,562,650	7,119,658	62,414,673
Variable annuity contract owners in the annuitization period	58,137	93,668	73,143	45,638	579,322
Net assets	$14,149,911	$11,882,091	$13,635,793	$7,165,296	$62,993,995

Investments in securities at cost	$9,998,538	$9,269,467	$10,502,961	$6,813,507	$43,877,684
Shares outstanding	523,316	454,947	228,185	123,581	676,735

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Fidelity® Variable Insurance Products Fund (continued)

VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio —Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2

$3,904,024	$53,133,261	$92,036,033	$132,689,730	$1,573,646	$62,186,757	$32,710,767
—	—	—	—	—	—	—
252	550	—	13,898	—	38,150	—
3,904,276	53,133,811	92,036,033	132,703,628	1,573,646	62,224,907	32,710,767

191	2,704	3,593	6,001	68	2,342	1,407
—	—	63,658	—	53	—	4,011
191	2,704	67,251	6,001	121	2,342	5,418

3,865,524	50,655,349	91,318,987	128,752,960	1,573,525	61,934,116	31,916,927
38,561	2,475,758	649,795	3,944,667	—	288,449	788,422
$3,904,085	$53,131,107	$91,968,782	$132,697,627	$1,573,525	$62,222,565	$32,705,349

$3,753,324	$45,739,143	$63,329,792	$112,751,312	$1,219,690	$55,937,706	$30,158,571
257,862	2,466,725	1,892,577	2,833,434	98,476	2,502,485	1,368,079

Fidelity® Variable Insurance Products Fund (continued)						Franklin Templeton Variable Insurance Products Trust

VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares

$16,145,074	$21,319,098	$—	$52,279,054	$9,702,944	$2,773,770	$28,728,903
—	—	—	—	—	—	—
78,411	—	—	—	—	—	—
16,223,485	21,319,098	—	52,279,054	9,702,944	2,773,770	28,728,903

690	984	—	2,194	365	117	1,514
—	2,079	—	37,127	14,125	—	5,726
690	3,063	—	39,321	14,490	117	7,240

15,883,811	20,573,769	—	51,917,901	9,652,994	2,773,653	24,081,553
338,984	742,266	—	321,832	35,460	—	4,640,110
$16,222,795	$21,316,035	$—	$52,239,733	$9,688,454	$2,773,653	$28,721,663

$12,619,867	$24,192,350	$—	$50,787,465	$7,404,808	$2,321,006	$35,241,173
179,549	1,970,342	—	1,507,035	375,792	165,598	5,863,041

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Franklin Templeton Variable Insurance Products Trust (continued)

	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares

Assets:
Investments at fair value (note 2b)	$144,062,370	$172,420	$22,182,438	$3,220,062	$181,395
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	144,062,370	172,420	22,182,438	3,220,062	181,395

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7,627	7	1,014	130	8
Payable for units withdrawn	23,046	1	10,409	578	1
Total liabilities	30,673	8	11,423	708	9

Net assets attributable to:
Variable annuity contract owners in the accumulation period	131,370,464	172,412	21,366,430	3,214,864	181,386
Variable annuity contract owners in the annuitization period	12,661,233	—	804,585	4,490	—
Net assets	$144,031,697	$172,412	$22,171,015	$3,219,354	$181,386

Investments in securities at cost	$152,039,960	$179,660	$24,938,852	$3,104,975	$175,664
Shares outstanding	10,145,237	9,381	1,446,995	221,006	12,738

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$37,505,570	$4,500,953	$6,773,781	$32,698,732	$34,187,361
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	7,964	—
Total assets	37,505,570	4,500,953	6,773,781	32,706,696	34,187,361

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1,468	189	269	1,313	1,545
Payable for units withdrawn	4,701	63	315	—	53,121
Total liabilities	6,169	252	584	1,313	54,666

Net assets attributable to:
Variable annuity contract owners in the accumulation period	37,248,058	4,500,701	6,742,629	32,134,334	33,194,952
Variable annuity contract owners in the annuitization period	251,343	—	30,568	571,049	937,743
Net assets	$37,499,401	$4,500,701	$6,773,197	$32,705,383	$34,132,695

Investments in securities at cost	$28,491,417	$3,718,549	$7,987,478	$26,299,509	$29,240,814
Shares outstanding	490,141	65,832	674,008	690,575	804,598

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust			Janus Aspen Series

Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares

$2,325,050	$4,384,768	$129,360,111	$4,336,872	$27,009,684	$49,307,621	$72,330,955
—	—	554,384	—	—	—	—
—	—	—	—	—	—	—
2,325,050	4,384,768	129,914,495	4,336,872	27,009,684	49,307,621	72,330,955

88	184	5,610	173	1,104	1,911	3,556
8	408	40,930	2,074	1,081	16,790	17,153
96	592	46,540	2,247	2,185	18,701	20,709

2,234,260	4,381,309	129,689,758	4,318,097	26,859,314	48,661,935	69,151,800
90,694	2,867	178,197	16,528	148,185	626,985	3,158,446
$2,324,954	$4,384,176	$129,867,955	$4,334,625	$27,007,499	$49,288,920	$72,310,246

$2,837,028	$4,295,523	$129,360,111	$4,891,267	$26,365,143	$34,340,529	$53,311,403
171,338	365,702	129,360,111	514,457	1,687,051	1,088,949	1,505,327

Janus Aspen Series (continued)

Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares

$30,640,248	$2,400,807	$10,600,459	$15,471,179	$1,738,517	$36,665,662	$2,765,094
—	—	—	—	—	—	—
—	—	—	8,632	—	—	—
30,640,248	2,400,807	10,600,459	15,479,811	1,738,517	36,665,662	2,765,094

1,176	101	431	611	72	1,412	118
21,381	20	47	—	140	25,766	31
22,557	121	478	611	212	27,178	149

29,270,862	2,400,686	10,485,678	15,378,571	1,738,305	36,478,006	2,602,035
1,346,829	—	114,303	100,629	—	160,478	162,910
$30,617,691	$2,400,686	$10,599,981	$15,479,200	$1,738,305	$36,638,484	$2,764,945

$20,348,744	$1,557,460	$8,073,426	$13,579,676	$1,315,989	$24,932,757	$1,922,748
501,477	40,678	660,053	367,748	43,376	812,086	64,215

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Legg Mason Partners Variable Equity Trust				Lincoln Variable Insurance Products Trust

	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP JPMorgan Core Bond Fund — Standard Class

Assets:
Investments at fair value (note 2b)	$2,788,725	$3,422,192	$4,571,229	$14,945,686	$1,196,802
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	2,788,725	3,422,192	4,571,229	14,945,686	1,196,802

Liabilities:
Accrued expenses payable to affiliate (note 4b)	122	136	242	646	56
Payable for units withdrawn	28	—	2	2	1
Total liabilities	150	136	244	648	57

Net assets attributable to:
Variable annuity contract owners in the accumulation period	2,788,575	3,422,056	4,387,241	14,889,140	927,886
Variable annuity contract owners in the annuitization period	—	—	183,744	55,898	268,859
Net assets	$2,788,575	$3,422,056	$4,570,985	$14,945,038	$1,196,745

Investments in securities at cost	$3,879,104	$3,227,644	$4,154,279	$13,900,807	$1,279,338
Shares outstanding	168,401	167,426	222,444	704,653	121,195

	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$14,745	$5,199,433	$3,730,392	$27,420,659	$1,085,822
Dividend receivable	—	—	—	114,021	2,652
Receivable for units sold	—	—	13	—	—
Total assets	14,745	5,199,433	3,730,405	27,534,680	1,088,474

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	223	161	1,251	46
Payable for units withdrawn	—	48	—	23,360	225
Total liabilities	1	271	161	24,611	271

Net assets attributable to:
Variable annuity contract owners in the accumulation period	14,744	5,093,281	3,730,244	26,565,038	1,070,873
Variable annuity contract owners in the annuitization period	—	105,881	—	945,031	17,330
Net assets	$14,744	$5,199,162	$3,730,244	$27,510,069	$1,088,203

Investments in securities at cost	$16,919	$4,594,969	$4,202,416	$28,191,444	$1,156,830
Shares outstanding	1,772	235,268	405,477	3,819,033	110,460

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Lincoln Variable Insurance Products Trust (continued)			MFS® Variable Insurance Trust

LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares

$211,317	$5,452	$1,162,873	$3,704,957	$8,626,572	$26,133,023	$9,272,147
—	—	—	—	—	—	—
—	—	—	—	—	—	—
211,317	5,452	1,162,873	3,704,957	8,626,572	26,133,023	9,272,147

11	2	56	156	366	1,367	397
1	—	2	61	785	4,913	284
12	2	58	217	1,151	6,280	681

129,986	5,450	837,446	3,664,812	8,586,343	25,160,743	9,254,792
81,319	—	325,369	39,928	39,078	966,000	16,674
$211,305	$5,450	$1,162,815	$3,704,740	$8,625,421	$26,126,743	$9,271,466

$205,328	$5,254	$1,003,610	$2,711,861	$12,417,529	$25,843,955	$8,736,748
20,772	275	30,906	105,016	854,116	1,152,250	293,981

PIMCO Variable Insurance Trust (continued)			Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares

$50,421,655	$42,991,059	$94,121,515	$8,750,857	$8,613,063	$25,939,735	$50,898,692
88,923	139,787	275,385	—	—	—	—
—	16,896	—	—	177	—	—
50,510,578	43,147,742	94,396,900	8,750,857	8,613,240	25,939,735	50,898,692

2,421	2,023	4,239	370	354	1,088	2,323
46,565	—	17,829	—	—	2,899	74,038
48,986	2,023	22,068	370	354	3,987	76,361

47,826,703	41,169,246	91,585,249	8,750,487	8,596,310	25,598,042	49,140,179
2,634,889	1,976,473	2,789,583	—	16,576	337,706	1,682,152
$50,461,592	$43,145,719	$94,374,832	$8,750,487	$8,612,886	$25,935,748	$50,822,331

$64,674,312	$44,917,523	$105,683,946	$5,823,512	$9,900,553	$22,390,821	$56,400,033
6,342,347	4,478,235	10,252,888	123,408	863,032	235,281	5,225,738

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	State Street Variable Insurance Series Funds, Inc. (continued)

	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$143,050,182	$21,810,979	$602,316,921	$273,451,500	$17,477,465
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	143,050,182	21,810,979	602,316,921	273,451,500	17,477,465

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5,834	927	26,880	14,372	739
Payable for units withdrawn	24,667	30,976	13,040	57,583	5,176
Total liabilities	30,501	31,903	39,920	71,955	5,915

Net assets attributable to:
Variable annuity contract owners in the accumulation period	142,025,263	21,539,270	178,139,108	208,619,320	17,416,906
Variable annuity contract owners in the annuitization period	994,418	239,806	424,137,893	64,760,225	54,644
Net assets	$143,019,681	$21,779,076	$602,277,001	$273,379,545	$17,471,550

Investments in securities at cost	$117,284,221	$23,587,413	$669,065,093	$300,496,903	$15,634,800
Shares outstanding	2,964,156	1,763,216	40,835,046	18,551,662	361,030

The Prudential Series Fund (continued)

PSF PGIM Jennison Growth Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$7,592,208
Dividend receivable	—
Receivable for units sold	—
Total assets	7,592,208

Liabilities:
Accrued expenses payable to affiliate (note 4b)	336
Payable for units withdrawn	169
Total liabilities	505

Net assets attributable to:
Variable annuity contract owners in the accumulation period	7,591,001
Variable annuity contract owners in the annuitization period	702
Net assets	$7,591,703

Investments in securities at cost	$4,410,558
Shares outstanding	57,024

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

The Alger Portfolios		The Prudential Series Fund

Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF International Growth Portfolio — Class II Shares	PSF Mid-Cap Growth Portfolio — Class II Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

$23,485,418	$11,510,716	$—	$17,408	$19,095,973	$4,241,064	$—
—	—	—	—	—	—	—
3,911	—	—	—	3,692	718	—
23,489,329	11,510,716	—	17,408	19,099,665	4,241,782	—

924	463	—	1	885	180	—
—	5,128	—	—	—	—	—
924	5,591	—	1	885	180	—

23,310,265	11,372,714	—	17,407	18,390,159	4,238,922	—
178,140	132,411	—	—	708,621	2,680	—
$23,488,405	$11,505,125	$—	$17,407	$19,098,780	$4,241,602	$—

$23,595,299	$16,928,967	$—	$4,370	$17,896,125	$4,100,756	$—
376,248	696,353	—	683	471,972	45,036	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$58,907	$133,062	$—	$341,359	$—
Mortality and expense risk and administrative charges (note 4a)	118,736	190,802	178,096	412,740	57,244
Net investment income (expense)	(59,829)	(57,740)	(178,096)	(71,381)	(57,244)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(399,927)	(46,435)	225,783	296,389	(645,232)
Change in unrealized appreciation (depreciation)	771,267	379,465	2,326,111	153,940	1,257,113
Capital gain distributions	337,524	—	844,049	2,156,234	—
Net realized and unrealized gain (loss) on investments	708,864	333,030	3,395,943	2,606,563	611,881

Increase (decrease) in net assets from operations	$649,035	$275,290	$3,217,847	$2,535,182	$554,637

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$120,025	$212,197	$32,945	$136,173	$—
Mortality and expense risk and administrative charges (note 4a)	90,060	243,533	727,907	74,835	245,665
Net investment income (expense)	29,965	(31,336)	(694,962)	61,338	(245,665)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(52,793)	(155,601)	(12,252,176)	(32,152)	(418,668)
Change in unrealized appreciation (depreciation)	733,489	1,423,555	25,234,698	210,767	2,678,481
Capital gain distributions	—	—	106,315	—	—
Net realized and unrealized gain (loss) on investments	680,696	1,267,954	13,088,837	178,615	2,259,813

Increase (decrease) in net assets from operations	$710,661	$1,236,618	$12,393,875	$239,953	$2,014,148

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$524	$—	$—	$31,249	$—	$—	$719,689
27,767	99,465	45,755	119,954	296,086	121,678	574,292
(27,243)	(99,465)	(45,755)	(88,705)	(296,086)	(121,678)	145,397

20,082	(131,679)	(20,764)	(216,834)	(292,935)	(310,618)	576,970
128,399	2,159,201	962,710	(375,809)	6,744,128	2,647,385	(2,419,857)
112,934	146,098	72,104	1,740,441	—	—	5,183,003
261,415	2,173,620	1,014,050	1,147,798	6,451,193	2,336,767	3,340,116

$234,172	$2,074,155	$968,295	$1,059,093	$6,155,107	$2,215,089	$3,485,513

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$—	$220,151	$—	$418	$—
98,937	141,095	—	366,523	432,711	476	21,959
(98,937)	(141,095)	—	(146,372)	(432,711)	(58)	(21,959)

(302,909)	(109,577)	—	(1,968,782)	(605,015)	(148)	(74,672)
1,061,899	1,597,343	—	2,621,736	5,671,830	2,725	208,290
—	6,738	—	668,372	3,226,547	—	—
758,990	1,494,504	—	1,321,326	8,293,362	2,577	133,618

$660,053	$1,353,409	$—	$1,174,954	$7,860,651	$2,519	$111,659

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Advanced Series Trust

	Invesco V.I. Government Securities Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Technology Fund — Series I shares	AST International Equity Portfolio — Class I Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Period from March 10 to December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$65,235	$103,848	$—	$—
Mortality and expense risk and administrative charges (note 4a)	—	822,462	177,606	—	—
Net investment income (expense)	—	(757,227)	(73,758)	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(29,367,785)	84,465	—	—
Change in unrealized appreciation (depreciation)	—	41,983,408	1,684,815	—	—
Capital gain distributions	—	931,424	—	—	—
Net realized and unrealized gain (loss) on investments	—	13,547,047	1,769,280	—	—

Increase (decrease) in net assets from operations	$—	$12,789,820	$1,695,522	$—	$—

	BNY Mellon (continued)		BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$57,164	$105,304	$170,680	$392,633	$2,995,511
Mortality and expense risk and administrative charges (note 4a)	125,427	35,770	53,655	425,759	2,343,894
Net investment income (expense)	(68,263)	69,534	117,025	(33,126)	651,617

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	45,029	—	(305,181)	(759,052)	(3,491,067)
Change in unrealized appreciation (depreciation)	713,146	—	1,167,649	3,341,573	15,250,527
Capital gain distributions	917,956	—	—	1,041,477	—
Net realized and unrealized gain (loss) on investments	1,676,131	—	862,468	3,623,998	11,759,460

Increase (decrease) in net assets from operations	$1,607,868	$69,534	$979,493	$3,590,872	$12,411,077

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.				BNY Mellon

Allspring VT Discovery All Cap Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I	VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$561,736	$2,036	$3,077	$—	$5,715	$781
31,976	292,401	2,742	4,278	638	4,471	1,442
(31,976)	269,335	(706)	(1,201)	(638)	1,244	(661)

(118,794)	(399,344)	(20,075)	(4,979)	1,148	1,034	(95)
526,106	387,913	30,193	27,680	8,959	(3,564)	13,138
220,212	—	—	—	2,629	17,353	3,141
627,524	(11,431)	10,118	22,701	12,736	14,823	16,184

$595,548	$257,904	$9,412	$21,500	$12,098	$16,067	$15,523

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$396,238	$—	$599	$80	$1,833,488
136,307	1,213,975	389,005	2,604	753	161	371,155
(136,307)	(1,213,975)	7,233	(2,604)	(154)	(81)	1,462,333

(128,588)	2,626,486	(328,052)	(1,132)	617	62	(158,707)
3,490,231	21,032,259	3,290,823	35,516	6,933	919	714,788
152,884	—	—	4,781	—	392	—
3,514,527	23,658,745	2,962,771	39,165	7,550	1,373	556,081

$3,378,220	$22,444,770	$2,970,004	$36,561	$7,396	$1,292	$2,018,414

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$281,388	$325,011	$—	$126,888	$627,639
Mortality and expense risk and administrative charges (note 4a)	68,465	86,190	298,402	96,495	340,864
Net investment income (expense)	212,923	238,821	(298,402)	30,393	286,775

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(143,135)	(203,472)	(1,053,862)	(148,246)	(43,853)
Change in unrealized appreciation (depreciation)	424,896	528,030	4,176,643	575,276	2,490,790
Capital gain distributions	—	—	—	—	317,513
Net realized and unrealized gain (loss) on investments	281,761	324,558	3,122,781	427,030	2,764,450

Increase (decrease) in net assets from operations	$494,684	$563,379	$2,824,379	$457,423	$3,051,225

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$222,322	$166,274	$—	$—	$73,763
Mortality and expense risk and administrative charges (note 4a)	198,472	179,871	177,624	100,225	777,889
Net investment income (expense)	23,850	(13,597)	(177,624)	(100,225)	(704,126)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	695,940	372,425	(320,641)	(284,714)	2,433,286
Change in unrealized appreciation (depreciation)	937,180	960,289	4,972,244	2,684,883	12,916,887
Capital gain distributions	505,083	438,630	—	—	2,676,557
Net realized and unrealized gain (loss) on investments	2,138,203	1,771,344	4,651,603	2,400,169	18,026,730

Increase (decrease) in net assets from operations	$2,162,053	$1,757,747	$4,473,979	$2,299,944	$17,322,604

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$82,047	$789,303	$410,276	$315,495	$1,801	$1,151,541	$549,604
70,289	970,573	1,209,896	1,568,558	23,301	846,878	651,992
11,758	(181,270)	(799,620)	(1,253,063)	(21,500)	304,663	(102,388)

(9,357)	997,862	3,004,946	2,534,928	30,261	793,700	1,482,394
349,149	6,312,992	18,100,743	18,358,467	263,792	2,547,519	1,099,624
44,493	2,039,274	3,000,754	4,046,508	77,746	1,728,514	943,115
384,285	9,350,128	24,106,443	24,939,903	371,799	5,069,733	3,525,133

$396,043	$9,168,858	$23,306,823	$23,686,840	$350,299	$5,374,396	$3,422,745

Fidelity® Variable Insurance Products Fund (continued)						Franklin Templeton Variable Insurance Products Trust

VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$580	$521,275	$—	$190,673	$95,775	$25,571	$433,027
226,769	537,349	—	874,198	128,655	43,390	568,673
(226,189)	(16,074)	—	(683,525)	(32,880)	(17,819)	(135,646)

419,693	(4,049,416)	—	(997,662)	284,546	74,827	(2,065,032)
3,385,503	5,266,925	—	7,049,610	1,369,291	317,040	5,150,792
705,259	—	—	1,453,870	24,223	107,869	502,644
4,510,455	1,217,509	—	7,505,818	1,678,060	499,736	3,588,404

$4,284,266	$1,201,435	$—	$6,822,293	$1,645,180	$481,917	$3,452,758

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)

	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$7,769,970	$—	$405,065	$112,901	$5,529
Mortality and expense risk and administrative charges (note 4a)	2,886,649	3,539	365,554	48,532	2,658
Net investment income (expense)	4,883,321	(3,539)	39,511	64,369	2,871

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,137,448)	(15,106)	(868,527)	(19,597)	(379)
Change in unrealized appreciation (depreciation)	(2,927,988)	87,732	1,504,279	531,979	27,661
Capital gain distributions	9,419,690	7,824	1,864,397	—	—
Net realized and unrealized gain (loss) on investments	4,354,254	80,450	2,500,149	512,382	27,282

Increase (decrease) in net assets from operations	$9,237,575	$76,911	$2,539,660	$576,751	$30,153

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$57,061	$3,916	$289,049	$56,529	$38,196
Mortality and expense risk and administrative charges (note 4a)	524,831	65,848	100,111	439,006	497,307
Net investment income (expense)	(467,770)	(61,932)	188,938	(382,477)	(459,111)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,161,740	51,481	(204,518)	295,089	338,636
Change in unrealized appreciation (depreciation)	2,384,939	326,941	280,443	9,651,831	9,475,441
Capital gain distributions	2,511,012	326,918	—	—	—
Net realized and unrealized gain (loss) on investments	6,057,691	705,340	75,925	9,946,920	9,814,077

Increase (decrease) in net assets from operations	$5,589,921	$643,408	$264,863	$9,564,443	$9,354,966

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust			Janus Aspen Series

Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$142,619	$6,050,832	$72,959	$261,676	$1,019,197	$1,264,766
31,986	66,798	2,039,963	62,729	378,959	693,854	1,298,871
(31,986)	75,821	4,010,869	10,230	(117,283)	325,343	(34,105)

(86,697)	(105,025)	—	(113,914)	(106,960)	2,368,749	3,005,769
160,820	821,984	—	198,772	2,009,784	3,698,278	5,902,527
—	—	—	368,369	644,503	—	—
74,123	716,959	—	453,227	2,547,327	6,067,027	8,908,296

$42,137	$792,780	$4,010,869	$463,457	$2,430,044	$6,392,370	$8,874,191

Janus Aspen Series (continued)

Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$269,275	$17,969	$—	$234,026	$24,999	$49,430	$1,535
410,911	36,057	137,070	227,153	27,388	476,436	38,864
(141,636)	(18,088)	(137,070)	6,873	(2,389)	(427,006)	(37,329)

1,352,225	119,966	122,771	334,895	49,820	1,348,464	69,772
4,497,726	346,877	3,786,661	1,171,773	105,377	10,658,503	818,481
831,391	67,963	—	—	—	—	—
6,681,342	534,806	3,909,432	1,506,668	155,197	12,006,967	888,253

$6,539,706	$516,718	$3,772,362	$1,513,541	$152,808	$11,579,961	$850,924

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Legg Mason Partners Variable Equity Trust				Lincoln Variable Insurance Products Trust

	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP JPMorgan Core Bond Fund — Standard Class

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$1,660	$71,422	$89,170	$180,585	$38,233
Mortality and expense risk and administrative charges (note 4a)	41,438	49,842	86,737	223,335	18,720
Net investment income (expense)	(39,778)	21,580	2,433	(42,750)	19,513

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(144,006)	82,606	82,872	168,295	(34,903)
Change in unrealized appreciation (depreciation)	433,934	(174,247)	(220,810)	627,897	60,887
Capital gain distributions	268,213	482,671	645,634	1,054,872	—
Net realized and unrealized gain (loss) on investments	558,141	391,030	507,696	1,851,064	25,984

Increase (decrease) in net assets from operations	$518,363	$412,610	$510,129	$1,808,314	$45,497

	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$521	$2,478	$104,592	$1,537,219	$27,534
Mortality and expense risk and administrative charges (note 4a)	215	79,090	58,584	448,783	16,303
Net investment income (expense)	306	(76,612)	46,008	1,088,436	11,231

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(232)	46,861	(103,600)	(408,414)	(10,823)
Change in unrealized appreciation (depreciation)	743	773,593	287,193	1,987,468	46,737
Capital gain distributions	—	267,847	—	—	28,696
Net realized and unrealized gain (loss) on investments	511	1,088,301	183,593	1,579,054	64,610

Increase (decrease) in net assets from operations	$817	$1,011,689	$229,601	$2,667,490	$75,841

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Lincoln Variable Insurance Products Trust (continued)			MFS® Variable Insurance Trust

LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$4,536	$69	$15,627	$16,577	$—	$477,507	$321,179
2,238	73	18,467	56,039	130,587	496,287	151,144
2,298	(4)	(2,840)	(39,462)	(130,587)	(18,780)	170,035

(574)	(3)	24,605	208,407	(771,665)	(31,381)	167,881
2,212	524	156,368	201,725	1,930,040	887,791	(1,298,339)
4,711	44	43,691	201,971	—	1,139,705	538,732
6,349	565	224,664	612,103	1,158,375	1,996,115	(591,726)

$8,647	$561	$221,824	$572,641	$1,027,788	$1,977,335	$(421,691)

PIMCO Variable Insurance Trust (continued)			Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$1,245,407	$1,531,747	$3,043,424	$—	$173,515	$—	$1,106,079
907,095	725,772	1,375,917	109,369	129,062	355,966	632,941
338,312	805,975	1,667,507	(109,369)	44,453	(355,966)	473,138

(5,872,003)	(875,944)	(3,192,529)	319,288	(240,421)	(48,253)	(2,017,441)
6,934,340	1,410,542	5,093,067	2,453,558	466,161	8,281,230	5,694,382
—	—	—	—	—	568,902	—
1,062,337	534,598	1,900,538	2,772,846	225,740	8,801,879	3,676,941

$1,400,649	$1,340,573	$3,568,045	$2,663,477	$270,193	$8,445,913	$4,150,079

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$1,773,374	$—	$13,261,839	$5,355,047	$78,718
Mortality and expense risk and administrative charges (note 4a)	1,846,998	324,803	9,476,654	5,294,536	256,210
Net investment income (expense)	(73,624)	(324,803)	3,785,185	60,511	(177,492)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,735,365	(285,123)	(15,912,127)	(9,770,845)	173,463
Change in unrealized appreciation (depreciation)	19,673,410	1,145,063	87,029,374	43,597,228	2,741,496
Capital gain distributions	4,684,930	1,879,655	—	—	1,171,685
Net realized and unrealized gain (loss) on investments	27,093,705	2,739,595	71,117,247	33,826,383	4,086,644

Increase (decrease) in net assets from operations	$27,020,081	$2,414,792	$74,902,432	$33,886,894	$3,909,152

The Prudential Series Fund (continued)

PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—
Mortality and expense risk and administrative charges (note 4a)	108,378
Net investment income (expense)	(108,378)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	655,099
Change in unrealized appreciation (depreciation)	2,256,981
Capital gain distributions	—
Net realized and unrealized gain (loss) on investments	2,912,080

Increase (decrease) in net assets from operations	$2,803,702

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Alger Portfolios		The Prudential Series Fund

Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF International Growth Portfolio — Class II Shares	PSF Mid-Cap Growth Portfolio — Class II Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

Year ended December 31, 2023	Year ended December 31, 2023	Period from January 1 to March 10, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Period from January 1 to December 08, 2023

$—	$—	$—	$—	$—	$—	$—
317,993	162,645	—	250	316,530	3,734	57,147
(317,993)	(162,645)	—	(250)	(316,530)	(3,734)	(57,147)

(423,356)	(1,229,212)	—	558	1,872,380	17,617	2,983,877
6,648,133	2,936,841	—	2,767	(2,387,485)	140,307	(2,057,273)
—	—	—	—	—	—	—
6,224,777	1,707,629	—	3,325	(515,105)	157,924	926,604

$5,906,784	$1,544,984	$—	$3,075	$(831,635)	$154,190	$869,457

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B		AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(59,829)	$94,601	$(57,740)	$(33,145)	$(178,096)	$(241,172)
Net realized gain (loss) on investments	(399,927)	(114,646)	(46,435)	(1,425,458)	225,783	4,963,755
Change in unrealized appreciation (depreciation) on investments	771,267	(2,664,244)	379,465	(3,146,383)	2,326,111	(15,029,493)
Capital gain distributions	337,524	774,140	—	—	844,049	1,529,075
Increase (decrease) in net assets from operations	649,035	(1,910,149)	275,290	(4,604,986)	3,217,847	(8,777,835)

From capital transactions (note 4):
Net premiums	3,269	3,269	6,581	11,554	48,552	105,943
Transfers for contract benefits and terminations	(796,003)	(887,833)	(1,019,453)	(1,348,313)	(1,185,770)	(1,129,830)
Administrative expenses	(62,299)	(71,087)	(95,587)	(126,410)	(26,155)	(45,050)
Transfers between subaccounts (including fixed account), net	(347,078)	(188,353)	15,111,288	(16,096,978)	(186,675)	(18,013,704)
Increase (decrease) in net assets from capital transactions	(1,202,111)	(1,144,004)	14,002,829	(17,560,147)	(1,350,048)	(19,082,641)
Increase (decrease) in net assets	(553,076)	(3,054,153)	14,278,119	(22,165,133)	1,867,799	(27,860,476)
Net assets at beginning of year	6,897,451	9,951,604	5,263,842	27,428,975	10,427,643	38,288,119
Net assets at end of year	$6,344,375	$6,897,451	$19,541,961	$5,263,842	$12,295,442	$10,427,643

Change in units (note 5):
Units purchased	20,981	25,861	2,114,731	395,430	13,352	40,375
Units redeemed	(106,299)	(100,026)	(250,663)	(3,100,472)	(53,370)	(486,281)
Net increase (decrease) in units from capital transactions with contract owners	(85,318)	(74,165)	1,864,068	(2,705,042)	(40,018)	(445,906)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Relative Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(71,381)	$(137,117)	$(57,244)	$(67,901)	$(27,243)	$(31,072)	$(99,465)	$(105,788)	$(45,755)	$(51,693)
296,389	1,152,374	(645,232)	(355,879)	20,082	68,728	(131,679)	31,854	(20,764)	118,014
153,940	(7,830,574)	1,257,113	(4,280,913)	128,399	(1,000,341)	2,159,201	(4,593,264)	962,710	(2,410,640)
2,156,234	4,820,885	—	2,122,357	112,934	206,064	146,098	1,723,728	72,104	897,262
2,535,182	(1,994,432)	554,637	(2,582,336)	234,172	(756,621)	2,074,155	(2,943,470)	968,295	(1,447,057)

86,285	5,530	10,600	600	—	301	—	85	—	—
(3,211,677)	(3,089,824)	(244,574)	(236,153)	(60,250)	(171,985)	(522,405)	(601,757)	(298,733)	(274,342)
(56,683)	(63,688)	(16,220)	(19,135)	(9,050)	(9,560)	(17,868)	(20,792)	(11,492)	(12,775)
(118,415)	(1,312,720)	(343,329)	(27,341)	(93,355)	(57,873)	102,613	(576,386)	(119,361)	(321,395)
(3,300,490)	(4,460,702)	(593,523)	(282,029)	(162,655)	(239,117)	(437,660)	(1,198,850)	(429,586)	(608,512)
(765,308)	(6,455,134)	(38,886)	(2,864,365)	71,517	(995,738)	1,636,495	(4,142,320)	538,709	(2,055,569)
27,953,255	34,408,389	3,706,989	6,571,354	1,735,229	2,730,967	5,536,794	9,679,114	2,669,485	4,725,054
$27,187,947	$27,953,255	$3,668,103	$3,706,989	$1,806,746	$1,735,229	$7,173,289	$5,536,794	$3,208,194	$2,669,485

29,709	34,521	9,632	18,020	2,015	4,358	15,154	18,556	1,375	3,245
(128,094)	(171,027)	(28,399)	(25,850)	(6,962)	(11,834)	(30,286)	(59,780)	(12,534)	(18,560)
(98,385)	(136,506)	(18,767)	(7,830)	(4,947)	(7,476)	(15,132)	(41,224)	(11,159)	(15,315)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(88,705)	$(71,791)	$(296,086)	$(319,002)	$(121,678)	$(127,436)
Net realized gain (loss) on investments	(216,834)	(55,443)	(292,935)	439,200	(310,618)	48,873
Change in unrealized appreciation (depreciation) on investments	(375,809)	(1,509,099)	6,744,128	(17,408,506)	2,647,385	(6,185,423)
Capital gain distributions	1,740,441	1,390,554	—	7,824,843	—	2,761,692
Increase (decrease) in net assets from operations	1,059,093	(245,779)	6,155,107	(9,463,465)	2,215,089	(3,502,294)

From capital transactions (note 4):
Net premiums	57	1,244	53,740	8,949	107,408	127,182
Transfers for contract benefits and terminations	(514,614)	(692,913)	(2,140,544)	(1,771,498)	(558,935)	(669,355)
Administrative expenses	(27,668)	(16,235)	(16,118)	(17,322)	(43,490)	(46,264)
Transfers between subaccounts (including fixed account), net	836,067	1,600,694	9,185	(187,347)	514,994	(1,083,853)
Increase (decrease) in net assets from capital transactions	293,842	892,790	(2,093,737)	(1,967,218)	19,977	(1,672,290)
Increase (decrease) in net assets	1,352,935	647,011	4,061,370	(11,430,683)	2,235,066	(5,174,584)
Net assets at beginning of year	7,477,205	6,830,194	19,234,641	30,665,324	6,624,907	11,799,491
Net assets at end of year	$8,830,140	$7,477,205	$23,296,011	$19,234,641	$8,859,973	$6,624,907

Change in units (note 5):
Units purchased	140,322	222,927	4,664	8,362	31,918	16,036
Units redeemed	(110,534)	(129,016)	(30,375)	(33,841)	(31,266)	(57,107)
Net increase (decrease) in units from capital transactions with contract owners	29,788	93,911	(25,711)	(25,479)	652	(41,071)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Period from April 29 to December 31, 2022

$145,397	$(82,399)	$29,965	$(3,827)	$(31,336)	$(118,328)	$(694,962)	$(738,362)	$61,338	$(20,336)
576,970	2,095,447	(52,793)	132,819	(155,601)	114,456	(12,252,176)	(3,876,997)	(32,152)	(20,643)
(2,419,857)	(3,155,328)	733,489	(2,377,073)	1,423,555	(4,391,667)	25,234,698	(30,431,812)	210,767	(289,023)
5,183,003	939,712	—	564,239	—	1,110,321	106,315	12,419,043	—	3,504
3,485,513	(202,568)	710,661	(1,683,842)	1,236,618	(3,285,218)	12,393,875	(22,628,128)	239,953	(326,498)

327,392	240,703	—	—	201	—	73,874	64,261	11,143	—
(2,957,093)	(2,120,194)	(966,584)	(1,329,186)	(1,365,070)	(1,314,097)	(4,560,412)	(8,047,492)	(736,395)	(411,961)
(244,255)	(163,891)	(6,594)	(8,328)	(83,100)	(89,648)	(469,378)	(896,158)	(6,789)	(4,500)
17,773,941	(8,274,101)	(292,269)	41,702	(866,266)	(153,516)	(74,010,417)	(4,217,408)	451,830	6,120,118
14,899,985	(10,317,483)	(1,265,447)	(1,295,812)	(2,314,235)	(1,557,261)	(78,966,333)	(13,096,797)	(280,211)	5,703,657
18,385,498	(10,520,051)	(554,786)	(2,979,654)	(1,077,617)	(4,842,479)	(66,572,458)	(35,724,925)	(40,258)	5,377,159
29,319,397	39,839,448	7,007,683	9,987,337	13,335,801	18,178,280	71,305,757	107,030,682	5,377,159	—
$47,704,895	$29,319,397	$6,452,897	$7,007,683	$12,258,184	$13,335,801	$4,733,299	$71,305,757	$5,336,901	$5,377,159

833,965	93,747	4,924	7,803	47,675	57,392	118,496	620,068	53,043	625,282
(207,630)	(369,448)	(42,372)	(48,496)	(227,219)	(183,704)	(3,638,123)	(1,247,038)	(82,457)	(55,055)
626,335	(275,701)	(37,448)	(40,693)	(179,544)	(126,312)	(3,519,627)	(626,970)	(29,414)	570,227

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(245,665)	$(294,246)	$(98,937)	$(111,606)	$(141,095)	$(14,495)
Net realized gain (loss) on investments	(418,668)	221,577	(302,909)	78,373	(109,577)	33,217
Change in unrealized appreciation (depreciation) on investments	2,678,481	(15,459,109)	1,061,899	(5,463,754)	1,597,343	(3,407,225)
Capital gain distributions	—	5,895,443	—	2,062,339	6,738	1,056,388
Increase (decrease) in net assets from operations	2,014,148	(9,636,335)	660,053	(3,434,648)	1,353,409	(2,332,115)

From capital transactions (note 4):
Net premiums	44,503	2,162	44,295	55,450	768	768
Transfers for contract benefits and terminations	(2,012,803)	(1,993,647)	(402,305)	(842,251)	(522,040)	(460,898)
Administrative expenses	(11,561)	(13,689)	(29,549)	(32,052)	(51,780)	(53,376)
Transfers between subaccounts (including fixed account), net	(110,214)	(570,195)	362,975	(1,201,391)	(218,502)	(853,902)
Increase (decrease) in net assets from capital transactions	(2,090,075)	(2,575,369)	(24,584)	(2,020,244)	(791,554)	(1,367,408)
Increase (decrease) in net assets	(75,927)	(12,211,704)	635,469	(5,454,892)	561,855	(3,699,523)
Net assets at beginning of year	18,568,350	30,780,054	6,091,471	11,546,363	8,821,643	12,521,166
Net assets at end of year	$18,492,423	$18,568,350	$6,726,940	$6,091,471	$9,383,498	$8,821,643

Change in units (note 5):
Units purchased	9,578	2,192	19,839	3,782	22,973	54,748
Units redeemed	(33,139)	(32,295)	(20,830)	(48,941)	(65,805)	(121,512)
Net increase (decrease) in units from capital transactions with contract owners	(23,561)	(30,103)	(991)	(45,159)	(42,832)	(66,764)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares		Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$—	$—	$(146,372)	$11,740	$(432,711)	$(513,862)	$(58)	$382	$(21,959)	$(24,916)
—	—	(1,968,782)	194,196	(605,015)	782,749	(148)	(2)	(74,672)	(75,623)
—	—	2,621,736	(5,908,053)	5,671,830	(22,552,995)	2,725	(10,826)	208,290	(162,794)
—	—	668,372	3,672,634	3,226,547	5,316,843	—	—	—	—
—	—	1,174,954	(2,029,483)	7,860,651	(16,967,265)	2,519	(10,446)	111,659	(263,333)

—	—	251,531	164,006	69,800	81,541	—	—	994	—
—	—	(1,631,426)	(1,812,527)	(3,025,844)	(2,503,608)	(191)	(282)	(178,001)	(152,963)
—	—	(157,825)	(163,553)	(128,414)	(149,407)	(171)	(151)	(1,606)	(1,857)
—	—	(12,098,387)	12,963,120	(2,219,152)	(10,786,704)	2,528	2,939	(11,100)	(64,753)
—	—	(13,636,107)	11,151,046	(5,303,610)	(13,358,178)	2,166	2,506	(189,713)	(219,573)
—	—	(12,461,153)	9,121,563	2,557,041	(30,325,443)	4,685	(7,940)	(78,054)	(482,906)
—	—	25,523,943	16,402,380	26,579,349	56,904,792	31,736	39,676	1,625,591	2,108,497
$—	$—	$13,062,790	$25,523,943	$29,136,390	$26,579,349	$36,421	$31,736	$1,547,537	$1,625,591

—	—	77,188	768,343	29,350	146,913	190	215	10,242	2,462
—	—	(749,189)	(248,817)	(209,996)	(494,628)	(44)	(53)	(29,835)	(25,436)
—	—	(672,001)	519,526	(180,646)	(347,715)	146	162	(19,593)	(22,974)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Government Securities Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$(757,227)	$(723,946)	$(73,758)	$(173,151)
Net realized gain (loss) on investments	—	—	(29,367,785)	(7,558,393)	84,465	467,165
Change in unrealized appreciation (depreciation) on investments	—	—	41,983,408	(50,994,975)	1,684,815	(4,462,339)
Capital gain distributions	—	—	931,424	32,631,707	—	1,448,683
Increase (decrease) in net assets from operations	—	—	12,789,820	(26,645,607)	1,695,522	(2,719,642)

From capital transactions (note 4):
Net premiums	—	—	135,338	142,410	33,094	34,455
Transfers for contract benefits and terminations	—	—	(5,254,251)	(8,869,164)	(610,387)	(1,025,314)
Administrative expenses	—	—	(465,145)	(940,356)	(47,142)	(56,869)
Transfers between subaccounts (including fixed account), net	—	—	(69,081,054)	(16,163,744)	(523,935)	(1,182,073)
Increase (decrease) in net assets from capital transactions	—	—	(74,665,112)	(25,830,854)	(1,148,370)	(2,229,801)
Increase (decrease) in net assets	—	—	(61,875,292)	(52,476,461)	547,152	(4,949,443)
Net assets at beginning of year	—	—	75,688,060	128,164,521	11,248,555	16,197,998
Net assets at end of year	$—	$—	$13,812,768	$75,688,060	$11,795,707	$11,248,555

Change in units (note 5):
Units purchased	—	—	85,558	572,607	14,656	19,581
Units redeemed	—	—	(3,003,454)	(1,668,921)	(38,248)	(65,246)
Net increase (decrease) in units from capital transactions with contract owners	—	—	(2,917,896)	(1,096,314)	(23,592)	(45,665)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Advanced Series Trust	Allspring Variable Trust		American Century Variable Portfolios II, Inc.		American Century Variable Portfolios, Inc.

Invesco V.I. Technology Fund — Series I shares		AST International Equity Portfolio — Class I Shares	Allspring VT Discovery All Cap Growth Fund — Class 2		VP Inflation Protection Fund — Class II		VP Disciplined Core Value Fund — Class I		VP International Fund — Class I

Year ended December 31, 2023	Year ended December 31, 2022	Period from March 10 to December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$—	$—	$—	$(31,976)	$(39,844)	$269,335	$542,867	$(706)	$(178)	$(1,201)	$(693)
—	—	—	(118,794)	(24,642)	(399,344)	(96,500)	(20,075)	9,595	(4,979)	(6,475)
—	—	—	526,106	(1,946,569)	387,913	(3,073,271)	30,193	(64,345)	27,680	(107,233)
—	—	—	220,212	589,437	—	72,974	—	33,531	—	36,679
—	—	—	595,548	(1,421,618)	257,904	(2,553,930)	9,412	(21,397)	21,500	(77,722)

—	—	—	480	480	26,483	7,099	—	171	—	171
—	—	—	(118,864)	(107,358)	(1,824,058)	(1,482,926)	(10,554)	(14,135)	(21,934)	(17,074)
—	—	—	(7,377)	(9,200)	(181,425)	(153,827)	(65)	(132)	(651)	(689)
—	—	—	(339,846)	(77,464)	846,115	5,737,564	(215,354)	24,115	55,042	13,775
—	—	—	(465,607)	(193,542)	(1,132,885)	4,107,910	(225,973)	10,019	32,457	(3,817)
—	—	—	129,941	(1,615,160)	(874,981)	1,553,980	(216,561)	(11,378)	53,957	(81,539)
—	—	—	2,166,071	3,781,231	17,507,681	15,953,701	234,870	246,248	215,688	297,227
$—	$—	$—	$2,296,012	$2,166,071	$16,632,700	$17,507,681	$18,309	$234,870	$269,645	$215,688

—	—	—	286	2,083	230,476	728,624	1,130	5,924	4,805	2,529
—	—	—	(12,681)	(7,203)	(326,731)	(399,946)	(10,736)	(3,721)	(2,800)	(2,653)
—	—	—	(12,395)	(5,120)	(96,255)	328,678	(9,606)	2,203	2,005	(124)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	American Century Variable Portfolios, Inc. (continued)				BNY Mellon

	VP Ultra® Fund — Class I		VP Value Fund — Class I		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(638)	$(1,397)	$1,244	$470	$(661)	$(757)
Net realized gain (loss) on investments	1,148	(10,453)	1,034	3,483	(95)	395
Change in unrealized appreciation (depreciation) on investments	8,959	(32,617)	(3,564)	(9,579)	13,138	(43,621)
Capital gain distributions	2,629	10,282	17,353	10,142	3,141	25,579
Increase (decrease) in net assets from operations	12,098	(34,185)	16,067	4,516	15,523	(18,404)

From capital transactions (note 4):
Net premiums	—	85	—	85	—	—
Transfers for contract benefits and terminations	(2,260)	(4,629)	(23,764)	(10,081)	(6,400)	(4,574)
Administrative expenses	(231)	(253)	(237)	(226)	(674)	(753)
Transfers between subaccounts (including fixed account), net	(7,949)	(43,610)	53,046	88,010	—	—
Increase (decrease) in net assets from capital transactions	(10,440)	(48,407)	29,045	77,788	(7,074)	(5,327)
Increase (decrease) in net assets	1,658	(82,592)	45,112	82,304	8,449	(23,731)
Net assets at beginning of year	33,165	115,757	222,821	140,517	97,846	121,577
Net assets at end of year	$34,823	$33,165	$267,933	$222,821	$106,295	$97,846

Change in units (note 5):
Units purchased	118	902	3,042	5,251	—	—
Units redeemed	(348)	(2,337)	(2,115)	(1,642)	(177)	(135)
Net increase (decrease) in units from capital transactions with contract owners	(230)	(1,435)	927	3,609	(177)	(135)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BNY Mellon (continued)				BlackRock Variable Series Funds, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(68,263)	$(78,811)	$69,534	$(12,070)	$117,025	$4,116	$(33,126)	$(196,771)	$651,617	$(2,775,019)
45,029	64,976	—	—	(305,181)	(334,842)	(759,052)	(1,595,230)	(3,491,067)	(4,399,690)
713,146	(2,841,188)	—	—	1,167,649	(409,724)	3,341,573	(3,204,445)	15,250,527	(26,577,205)
917,956	562,488	—	—	—	48,441	1,041,477	2,769,078	—	2,300,510
1,607,868	(2,292,535)	69,534	(12,070)	979,493	(692,009)	3,590,872	(2,227,368)	12,411,077	(31,451,404)

—	—	—	104,075	256	262	270,370	112,765	131,572	94,432
(150,726)	(48,162)	(1,146,375)	(1,578,870)	(149,171)	(116,318)	(2,068,775)	(2,292,316)	(14,884,665)	(16,061,311)
(22,945)	(37,603)	(2,340)	(5,655)	(13,835)	(12,285)	(245,002)	(286,496)	(1,430,656)	(1,518,239)
691,802	21,918	88,810	1,364,430	5,944,741	9,002	(432,632)	(3,327,013)	(3,595,616)	(6,016,878)
518,131	(63,847)	(1,059,905)	(116,020)	5,781,991	(119,339)	(2,476,039)	(5,793,060)	(19,779,365)	(23,501,996)
2,125,999	(2,356,382)	(990,371)	(128,090)	6,761,484	(811,348)	1,114,833	(8,020,428)	(7,368,288)	(54,953,400)
7,230,549	9,586,931	2,817,366	2,945,456	3,127,159	3,938,507	25,884,135	33,904,563	131,160,864	186,114,264
$9,356,548	$7,230,549	$1,826,995	$2,817,366	$9,888,643	$3,127,159	$26,998,968	$25,884,135	$123,792,576	$131,160,864

25,200	1,275	100,813	296,273	200,896	16,870	126,751	325,974	235,996	452,248
(10,578)	(4,019)	(214,920)	(321,364)	(24,800)	(20,250)	(237,410)	(679,324)	(1,469,720)	(1,895,439)
14,622	(2,744)	(114,107)	(25,091)	176,096	(3,380)	(110,659)	(353,350)	(1,233,724)	(1,443,191)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BlackRock Variable Series Funds, Inc. (continued)		Columbia Funds Variable Series Trust II

	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(136,307)	$(140,537)	$(1,213,975)	$(604,670)	$7,233	$(226,202)
Net realized gain (loss) on investments	(128,588)	(37,200)	2,626,486	847,438	(328,052)	(713,316)
Change in unrealized appreciation (depreciation) on investments	3,490,231	(5,214,548)	21,032,259	(9,687,008)	3,290,823	(4,541,658)
Capital gain distributions	152,884	505,721	—	—	—	1,565,060
Increase (decrease) in net assets from operations	3,378,220	(4,886,564)	22,444,770	(9,444,240)	2,970,004	(3,916,116)

From capital transactions (note 4):
Net premiums	53,262	63,129	301,007	8,204	13,344	9,953
Transfers for contract benefits and terminations	(428,140)	(293,735)	(7,154,098)	(3,099,357)	(2,323,816)	(1,730,678)
Administrative expenses	(31,759)	(32,381)	(769,974)	(346,195)	(199,596)	(183,279)
Transfers between subaccounts (including fixed account), net	(149,294)	(2,186,030)	30,623,256	43,503,314	(588,865)	3,507,591
Increase (decrease) in net assets from capital transactions	(555,931)	(2,449,017)	23,000,191	40,065,966	(3,098,933)	1,603,587
Increase (decrease) in net assets	2,822,289	(7,335,581)	45,444,961	30,621,726	(128,929)	(2,312,529)
Net assets at beginning of year	6,870,241	14,205,822	54,287,733	23,666,007	23,540,206	25,852,735
Net assets at end of year	$9,692,530	$6,870,241	$99,732,694	$54,287,733	$23,411,277	$23,540,206

Change in units (note 5):
Units purchased	25,541	4,413	2,106,451	2,605,568	169,442	651,983
Units redeemed	(38,144)	(59,205)	(1,087,139)	(482,619)	(415,445)	(487,398)
Net increase (decrease) in units from capital transactions with contract owners	(12,603)	(54,792)	1,019,312	2,122,949	(246,003)	164,585

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Deutsche DWS Variable Series I		Deutsche DWS Variable Series II				Eaton Vance Variable Trust		Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares		DWS CROCI® U.S. VIP — Class B Shares		DWS Small Mid Cap Value VIP — Class B Shares		VT Floating-Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(2,604)	$(1,713)	$(154)	$53	$(81)	$(122)	$1,462,333	$753,922	$212,923	$239,669
(1,132)	(1,201)	617	3,933	62	114	(158,707)	(886,900)	(143,135)	(205,101)
35,516	(36,359)	6,933	(25,847)	919	(2,263)	714,788	(990,497)	424,896	(873,261)
4,781	9,764	—	1,589	392	157	—	—	—	—
36,561	(29,509)	7,396	(20,272)	1,292	(2,114)	2,018,414	(1,123,475)	494,684	(838,693)

—	85	—	85	—	—	331,098	153,985	30,097	360
(16,749)	(6,344)	(1,710)	(5,066)	(481)	(477)	(2,339,064)	(1,895,797)	(599,695)	(1,035,849)
(81)	(63)	(28)	(51)	(27)	(26)	(211,286)	(217,726)	(4,599)	(6,049)
28,174	69,047	(654)	(60,473)	137	156	(163,462)	795,479	5,366	(262,292)
11,344	62,725	(2,392)	(65,505)	(371)	(347)	(2,382,714)	(1,164,059)	(568,831)	(1,303,830)
47,905	33,216	5,004	(85,777)	921	(2,461)	(364,300)	(2,287,534)	(74,147)	(2,142,523)
108,374	75,158	40,945	126,722	9,929	12,390	22,824,117	25,111,651	4,832,839	6,975,362
$156,279	$108,374	$45,949	$40,945	$10,850	$9,929	$22,459,817	$22,824,117	$4,758,692	$4,832,839

1,903	2,929	189	578	33	32	227,514	2,267,056	6,197	7,452
(1,849)	(588)	(345)	(5,345)	(53)	(47)	(406,102)	(2,292,359)	(24,764)	(49,690)
54	2,341	(156)	(4,767)	(20)	(15)	(178,588)	(25,303)	(18,567)	(42,238)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series (continued)

	Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$238,821	$276,413	$(298,402)	$(359,012)	$30,393	$33,869
Net realized gain (loss) on investments	(203,472)	(232,698)	(1,053,862)	(844,480)	(148,246)	(90,930)
Change in unrealized appreciation (depreciation) on investments	528,030	(1,081,148)	4,176,643	(9,068,223)	575,276	(3,043,825)
Capital gain distributions	—	—	—	2,438,747	—	1,798,718
Increase (decrease) in net assets from operations	563,379	(1,037,433)	2,824,379	(7,832,968)	457,423	(1,302,168)

From capital transactions (note 4):
Net premiums	27,047	926	7,530	4,743	14,887	33,182
Transfers for contract benefits and terminations	(845,702)	(706,399)	(1,793,181)	(1,723,857)	(741,038)	(702,575)
Administrative expenses	(16,404)	(20,024)	(146,227)	(168,502)	(7,490)	(8,394)
Transfers between subaccounts (including fixed account), net	(19,566)	(616,094)	(15,352,675)	10,836,691	3,768	69,016
Increase (decrease) in net assets from capital transactions	(854,625)	(1,341,591)	(17,284,553)	8,949,075	(729,873)	(608,771)
Increase (decrease) in net assets	(291,246)	(2,379,024)	(14,460,174)	1,116,107	(272,450)	(1,910,939)
Net assets at beginning of year	5,776,463	8,155,487	24,832,313	23,716,206	6,908,744	8,819,683
Net assets at end of year	$5,485,217	$5,776,463	$10,372,139	$24,832,313	$6,636,294	$6,908,744

Change in units (note 5):
Units purchased	8,368	3,176	59,379	647,202	6,130	13,807
Units redeemed	(44,896)	(60,164)	(798,052)	(189,099)	(34,898)	(36,669)
Net increase (decrease) in units from capital transactions with contract owners	(36,528)	(56,988)	(738,673)	458,103	(28,768)	(22,862)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$286,775	$243,063	$11,758	$221	$(181,270)	$(513,565)	$(799,620)	$(853,887)	$(1,253,063)	$(983,887)
(43,853)	87,847	(9,357)	12,613	997,862	1,331,763	3,004,946	3,471,866	2,534,928	3,730,786
2,490,790	(8,529,675)	349,149	(1,171,075)	6,312,992	(19,376,312)	18,100,743	(38,970,928)	18,358,467	(33,045,309)
317,513	2,219,258	44,493	309,794	2,039,274	4,051,018	3,000,754	4,258,781	4,046,508	3,875,115
3,051,225	(5,979,507)	396,043	(848,447)	9,168,858	(14,507,096)	23,306,823	(32,094,168)	23,686,840	(26,423,295)

75,903	28,476	—	—	56,497	6,609	270,007	71,354	108,076	120,805
(3,596,576)	(3,222,966)	(531,381)	(258,677)	(5,694,866)	(5,993,114)	(9,449,490)	(9,421,590)	(11,192,486)	(7,197,323)
(18,962)	(21,969)	(7,589)	(8,321)	(315,000)	(350,085)	(65,839)	(73,371)	(715,297)	(386,259)
(541,573)	(670,400)	102,845	(183,073)	(2,544,985)	(3,269,578)	(389,855)	(1,369,509)	50,697,654	3,736,104
(4,081,208)	(3,886,859)	(436,125)	(450,071)	(8,498,354)	(9,606,168)	(9,635,177)	(10,793,116)	38,897,947	(3,726,673)
(1,029,983)	(9,866,366)	(40,082)	(1,298,518)	670,504	(24,113,264)	13,671,646	(42,887,284)	62,584,787	(30,149,968)
28,713,143	38,579,509	3,944,167	5,242,685	52,460,603	76,573,867	78,297,136	121,184,420	70,112,840	100,262,808
$27,683,160	$28,713,143	$3,904,085	$3,944,167	$53,131,107	$52,460,603	$91,968,782	$78,297,136	$132,697,627	$70,112,840

3,238	8,455	9,366	3,081	123,302	182,923	25,673	24,178	2,131,993	625,179
(77,291)	(77,504)	(33,084)	(27,059)	(496,167)	(595,149)	(140,609)	(158,471)	(719,405)	(504,226)
(74,053)	(69,049)	(23,718)	(23,978)	(372,865)	(412,226)	(114,936)	(134,293)	1,412,588	120,953

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(21,500)	$(23,705)	$304,663	$310,742	$(102,388)	$108,718
Net realized gain (loss) on investments	30,261	36,579	793,700	983,662	1,482,394	1,075,906
Change in unrealized appreciation (depreciation) on investments	263,792	(685,192)	2,547,519	(8,126,058)	1,099,624	(5,766,262)
Capital gain distributions	77,746	220,834	1,728,514	2,166,458	943,115	1,711,774
Increase (decrease) in net assets from operations	350,299	(451,484)	5,374,396	(4,665,196)	3,422,745	(2,869,864)

From capital transactions (note 4):
Net premiums	231	213	332,363	19,090	131,196	54,844
Transfers for contract benefits and terminations	(133,496)	(81,044)	(7,288,594)	(6,388,421)	(4,601,601)	(4,219,261)
Administrative expenses	(4,136)	(4,928)	(48,542)	(51,472)	(238,793)	(266,048)
Transfers between subaccounts (including fixed account), net	(57,835)	(120,088)	(139,749)	(185,965)	(15,064,849)	6,803,857
Increase (decrease) in net assets from capital transactions	(195,236)	(205,847)	(7,144,522)	(6,606,768)	(19,774,047)	2,373,392
Increase (decrease) in net assets	155,063	(657,331)	(1,770,126)	(11,271,964)	(16,351,302)	(496,472)
Net assets at beginning of year	1,418,462	2,075,793	63,992,691	75,264,655	49,056,651	49,553,123
Net assets at end of year	$1,573,525	$1,418,462	$62,222,565	$63,992,691	$32,705,349	$49,056,651

Change in units (note 5):
Units purchased	1,907	1,418	30,971	24,977	128,619	717,522
Units redeemed	(6,175)	(5,365)	(115,475)	(105,332)	(993,059)	(504,648)
Net increase (decrease) in units from capital transactions with contract owners	(4,268)	(3,947)	(84,504)	(80,355)	(864,440)	212,874

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$23,850	$20,811	$(13,597)	$(37,808)	$(177,624)	$(216,138)	$(100,225)	$(118,368)	$(704,126)	$(454,658)
695,940	1,168,513	372,425	1,018,389	(320,641)	208,533	(284,714)	(561,222)	2,433,286	2,278,445
937,180	(2,445,182)	960,289	(2,243,156)	4,972,244	(11,547,001)	2,684,883	(5,584,766)	12,916,887	(26,707,571)
505,083	283,585	438,630	246,030	—	3,089,470	—	1,795,408	2,676,557	4,739,589
2,162,053	(972,273)	1,757,747	(1,016,545)	4,473,979	(8,465,136)	2,299,944	(4,468,948)	17,322,604	(20,144,195)

28,996	8,790	56,862	30,450	39,453	9,747	—	2,179	133,435	2,392
(1,551,080)	(2,885,936)	(1,008,913)	(1,732,503)	(2,894,667)	(1,128,011)	(714,441)	(2,052,384)	(8,040,600)	(6,798,513)
(14,562)	(15,813)	(44,016)	(49,981)	(8,585)	(10,351)	(29,184)	(33,816)	(33,980)	(38,326)
(234,086)	434,037	(108,520)	(2,130,649)	(336,178)	(324,486)	(252,593)	(804,146)	(517,745)	(1,022,436)
(1,770,732)	(2,458,922)	(1,104,587)	(3,882,683)	(3,199,977)	(1,453,101)	(996,218)	(2,888,167)	(8,458,890)	(7,856,883)
391,321	(3,431,195)	653,160	(4,899,228)	1,274,002	(9,918,237)	1,303,726	(7,357,115)	8,863,714	(28,001,078)
13,758,590	17,189,785	11,228,931	16,128,159	12,361,791	22,280,028	5,861,570	13,218,685	54,130,281	82,131,359
$14,149,911	$13,758,590	$11,882,091	$11,228,931	$13,635,793	$12,361,791	$7,165,296	$5,861,570	$62,993,995	$54,130,281

12,504	34,347	22,023	34,985	8,786	13,303	13,743	33,342	9,696	12,502
(53,563)	(90,899)	(61,140)	(163,284)	(65,952)	(45,871)	(37,307)	(93,068)	(81,675)	(102,581)
(41,059)	(56,552)	(39,117)	(128,299)	(57,166)	(32,568)	(23,564)	(59,726)	(71,979)	(90,079)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(226,189)	$(185,919)	$(16,074)	$2,801	$—	$—
Net realized gain (loss) on investments	419,693	349,996	(4,049,416)	(3,976,687)	—	—
Change in unrealized appreciation (depreciation) on investments	3,385,503	(6,494,223)	5,266,925	(8,371,727)	—	—
Capital gain distributions	705,259	1,224,709	—	3,273,782	—	—
Increase (decrease) in net assets from operations	4,284,266	(5,105,437)	1,201,435	(9,071,831)	—	—

From capital transactions (note 4):
Net premiums	11,407	1,637	13,953	22,397	—	—
Transfers for contract benefits and terminations	(1,375,815)	(1,107,697)	(3,360,025)	(5,284,555)	—	—
Administrative expenses	(37,112)	(40,667)	(352,425)	(555,863)	—	—
Transfers between subaccounts (including fixed account), net	(101,882)	(977,611)	(16,158,449)	(13,676,122)	—	—
Increase (decrease) in net assets from capital transactions	(1,503,402)	(2,124,338)	(19,856,946)	(19,494,143)	—	—
Increase (decrease) in net assets	2,780,864	(7,229,775)	(18,655,511)	(28,565,974)	—	—
Net assets at beginning of year	13,441,931	20,671,706	39,971,546	68,537,520	—	—
Net assets at end of year	$16,222,795	$13,441,931	$21,316,035	$39,971,546	$—	$—

Change in units (note 5):
Units purchased	33,775	14,890	467,205	655,324	—	—
Units redeemed	(78,690)	(74,477)	(2,125,945)	(2,214,270)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(44,915)	(59,587)	(1,658,740)	(1,558,946)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)						Franklin Templeton Variable Insurance Products Trust

VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares		Franklin Income VIP Fund — Class 2 Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(683,525)	$(753,872)	$(32,880)	$(32,126)	$(17,819)	$(18,759)	$(135,646)	$(101,885)	$4,883,321	$5,306,714
(997,662)	(192,074)	284,546	176,847	74,827	116,999	(2,065,032)	(2,060,711)	(2,137,448)	1,537,247
7,049,610	(14,388,828)	1,369,291	(3,543,097)	317,040	(516,572)	5,150,792	(8,811,216)	(2,927,988)	(24,060,126)
1,453,870	4,120,469	24,223	92,750	107,869	139,179	502,644	3,473,170	9,419,690	3,538,660
6,822,293	(11,214,305)	1,645,180	(3,305,626)	481,917	(279,153)	3,452,758	(7,500,642)	9,237,575	(13,677,505)

862,543	327,948	21,410	362	—	—	563	1,646	300,561	272,289
(5,128,460)	(5,037,240)	(1,017,040)	(722,498)	(217,093)	(97,228)	(3,885,018)	(4,110,595)	(19,656,434)	(18,820,349)
(209,079)	(204,999)	(9,644)	(10,085)	(8,306)	(8,199)	(295,690)	(325,779)	(918,979)	(980,348)
(11,643,248)	14,553,453	(57,386)	(23,541)	(334,398)	(434,240)	(1,223,208)	(1,465,872)	(4,295,890)	3,984,499
(16,118,244)	9,639,162	(1,062,660)	(755,762)	(559,797)	(539,667)	(5,403,353)	(5,900,600)	(24,570,742)	(15,543,909)
(9,295,951)	(1,575,143)	582,520	(4,061,388)	(77,880)	(818,820)	(1,950,595)	(13,401,242)	(15,333,167)	(29,221,414)
61,535,684	63,110,827	9,105,934	13,167,322	2,851,533	3,670,353	30,672,258	44,073,500	159,364,864	188,586,278
$52,239,733	$61,535,684	$9,688,454	$9,105,934	$2,773,653	$2,851,533	$28,721,663	$30,672,258	$144,031,697	$159,364,864

64,336	363,196	14,670	13,007	4,831	11,194	46,618	47,186	441,340	1,328,275
(354,988)	(222,060)	(42,751)	(35,343)	(21,483)	(27,004)	(438,312)	(475,171)	(1,817,344)	(2,473,952)
(290,652)	141,136	(28,081)	(22,336)	(16,652)	(15,810)	(391,694)	(427,985)	(1,376,004)	(1,145,677)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)

	Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,539)	$(4,069)	$39,511	$(714,915)	$64,369	$66,208
Net realized gain (loss) on investments	(15,106)	(6,705)	(868,527)	(7,031,067)	(19,597)	(112,846)
Change in unrealized appreciation (depreciation) on investments	87,732	(159,584)	1,504,279	(5,586,749)	531,979	(307,551)
Capital gain distributions	7,824	53,405	1,864,397	2,793,861	—	—
Increase (decrease) in net assets from operations	76,911	(116,953)	2,539,660	(10,538,870)	576,751	(354,189)

From capital transactions (note 4):
Net premiums	—	85	40,232	74,552	62,126	1,333
Transfers for contract benefits and terminations	(11,234)	(16,903)	(2,228,574)	(5,773,349)	(447,782)	(327,532)
Administrative expenses	(749)	(921)	(220,582)	(691,810)	(4,780)	(5,097)
Transfers between subaccounts (including fixed account), net	(132,455)	80,369	(817,417)	(78,885,543)	(155,110)	167,514
Increase (decrease) in net assets from capital transactions	(144,438)	62,630	(3,226,341)	(85,276,150)	(545,546)	(163,782)
Increase (decrease) in net assets	(67,527)	(54,323)	(686,681)	(95,815,020)	31,205	(517,971)
Net assets at beginning of year	239,939	294,262	22,857,696	118,672,716	3,188,149	3,706,120
Net assets at end of year	$172,412	$239,939	$22,171,015	$22,857,696	$3,219,354	$3,188,149

Change in units (note 5):
Units purchased	132	3,730	164,124	392,600	18,074	39,047
Units redeemed	(5,267)	(1,063)	(331,856)	(5,893,340)	(53,867)	(53,100)
Net increase (decrease) in units from capital transactions with contract owners	(5,135)	2,667	(167,732)	(5,500,740)	(35,793)	(14,053)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)						Goldman Sachs Variable Insurance Trust

Templeton Foreign VIP Fund — Class 2 Shares		Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$2,871	$3,633	$(31,986)	$(39,409)	$75,821	$(71,703)	$4,010,869	$(248,039)	$10,230	$(13,206)
(379)	(12,735)	(86,697)	(276,695)	(105,025)	(153,040)	—	—	(113,914)	(184,086)
27,661	(16,251)	160,820	111,434	821,984	(539,058)	—	—	198,772	(795,907)
—	—	—	—	—	—	—	—	368,369	473,005
30,153	(25,353)	42,137	(204,670)	792,780	(763,801)	4,010,869	(248,039)	463,457	(520,194)

—	85	52,301	720	42,714	44,611	4,905,808	1,236,792	6,200	8
(6,526)	(11,542)	(239,607)	(296,745)	(507,863)	(481,670)	(84,486,394)	(83,422,934)	(564,833)	(1,154,298)
(694)	(734)	(3,843)	(4,210)	(35,417)	(38,761)	(383,016)	(412,680)	(6,135)	(7,085)
(5,902)	(62,469)	(7,654)	(134,669)	(580,564)	(108,777)	65,425,761	99,920,238	(190,677)	(181,540)
(13,122)	(74,660)	(198,803)	(434,904)	(1,081,130)	(584,597)	(14,537,841)	17,321,416	(755,445)	(1,342,915)
17,031	(100,013)	(156,666)	(639,574)	(288,350)	(1,348,398)	(10,526,972)	17,073,377	(291,988)	(1,863,109)
164,355	264,368	2,481,620	3,121,194	4,672,526	6,020,924	140,394,927	123,321,550	4,626,613	6,489,722
$181,386	$164,355	$2,324,954	$2,481,620	$4,384,176	$4,672,526	$129,867,955	$140,394,927	$4,334,625	$4,626,613

154	1,325	3,384	48,130	20,370	47,182	12,078,804	15,785,097	2,553	22,562
(873)	(8,033)	(16,337)	(76,743)	(107,324)	(100,238)	(13,701,623)	(13,840,863)	(33,371)	(79,201)
(719)	(6,708)	(12,953)	(28,613)	(86,954)	(53,056)	(1,622,819)	1,944,234	(30,818)	(56,639)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Goldman Sachs Variable Insurance Trust (continued)		Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(117,283)	$(233,404)	$325,343	$(30,034)	$(34,105)	$(590,349)
Net realized gain (loss) on investments	(106,960)	546,435	2,368,749	2,634,255	3,005,769	4,745,392
Change in unrealized appreciation (depreciation) on investments	2,009,784	(8,229,998)	3,698,278	(16,113,811)	5,902,527	(24,683,546)
Capital gain distributions	644,503	4,096,262	—	1,703,838	—	2,396,779
Increase (decrease) in net assets from operations	2,430,044	(3,820,705)	6,392,370	(11,805,752)	8,874,191	(18,131,724)

From capital transactions (note 4):
Net premiums	10,134	50	95,482	31,042	77,838	89,536
Transfers for contract benefits and terminations	(2,725,589)	(2,861,800)	(6,273,364)	(7,152,352)	(7,957,818)	(9,649,145)
Administrative expenses	(38,816)	(40,259)	(44,957)	(54,379)	(387,693)	(418,669)
Transfers between subaccounts (including fixed account), net	746,929	(728,326)	(670,175)	(201,249)	(1,461,959)	(2,012,497)
Increase (decrease) in net assets from capital transactions	(2,007,342)	(3,630,335)	(6,893,014)	(7,376,938)	(9,729,632)	(11,990,775)
Increase (decrease) in net assets	422,702	(7,451,040)	(500,644)	(19,182,690)	(855,441)	(30,122,499)
Net assets at beginning of year	26,584,797	34,035,837	49,789,564	68,972,254	73,165,687	103,288,186
Net assets at end of year	$27,007,499	$26,584,797	$49,288,920	$49,789,564	$72,310,246	$73,165,687

Change in units (note 5):
Units purchased	45,242	23,080	26,802	22,330	101,861	199,889
Units redeemed	(70,744)	(85,103)	(151,346)	(160,166)	(479,446)	(656,123)
Net increase (decrease) in units from capital transactions with contract owners	(25,502)	(62,023)	(124,544)	(137,836)	(377,585)	(456,234)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(467,770)	$(421,896)	$(61,932)	$(55,759)	$188,938	$93,614	$(382,477)	$(421,617)	$(459,111)	$(335,851)
1,161,740	1,693,718	51,481	81,224	(204,518)	(182,173)	295,089	438,638	338,636	(172,463)
2,384,939	(16,071,450)	326,941	(1,721,080)	280,443	(1,430,712)	9,651,831	(20,701,040)	9,475,441	(10,202,533)
2,511,012	6,491,910	326,918	779,965	—	139,650	—	5,025,618	—	2,562,535
5,589,921	(8,307,718)	643,408	(915,650)	264,863	(1,379,621)	9,564,443	(15,658,401)	9,354,966	(8,148,312)

32,040	36,046	11,997	—	6,440	—	59,336	12,742	104,385	96,862
(4,283,667)	(4,120,206)	(222,042)	(182,900)	(780,343)	(944,152)	(3,601,822)	(3,577,410)	(3,107,836)	(2,089,429)
(31,594)	(35,391)	(7,054)	(7,550)	(8,954)	(10,545)	(25,167)	(29,826)	(247,964)	(137,154)
(237,976)	(688,751)	(83,715)	(22,819)	105,867	(102,763)	(38,842)	(901,007)	1,317,732	14,449,836
(4,521,197)	(4,808,302)	(300,814)	(213,269)	(676,990)	(1,057,460)	(3,606,495)	(4,495,501)	(1,933,683)	12,320,115
1,068,724	(13,116,020)	342,594	(1,128,919)	(412,127)	(2,437,081)	5,957,948	(20,153,902)	7,421,283	4,171,803
36,430,677	49,546,697	4,158,107	5,287,026	7,185,324	9,622,405	26,747,435	46,901,337	26,711,412	22,539,609
$37,499,401	$36,430,677	$4,500,701	$4,158,107	$6,773,197	$7,185,324	$32,705,383	$26,747,435	$34,132,695	$26,711,412

4,478	8,976	942	4,757	10,488	13,840	8,432	12,482	176,192	614,271
(63,049)	(61,183)	(14,025)	(13,396)	(41,899)	(56,293)	(61,115)	(75,840)	(233,188)	(142,537)
(58,571)	(52,207)	(13,083)	(8,639)	(31,411)	(42,453)	(52,683)	(63,358)	(56,996)	471,734

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(141,636)	$66,333	$(18,088)	$(1,562)	$(137,070)	$(138,410)
Net realized gain (loss) on investments	1,352,225	1,828,214	119,966	109,275	122,771	240,531
Change in unrealized appreciation (depreciation) on investments	4,497,726	(12,964,292)	346,877	(994,437)	3,786,661	(6,855,378)
Capital gain distributions	831,391	3,282,941	67,963	262,336	—	1,702,307
Increase (decrease) in net assets from operations	6,539,706	(7,786,804)	516,718	(624,388)	3,772,362	(5,050,950)

From capital transactions (note 4):
Net premiums	79,119	56,442	—	—	8,336	125
Transfers for contract benefits and terminations	(3,583,175)	(2,712,608)	(181,421)	(242,971)	(713,579)	(1,089,146)
Administrative expenses	(21,615)	(23,359)	(3,660)	(4,134)	(13,878)	(16,152)
Transfers between subaccounts (including fixed account), net	(227,035)	(489,157)	(144,569)	5,972	(2,298)	(78,222)
Increase (decrease) in net assets from capital transactions	(3,752,706)	(3,168,682)	(329,650)	(241,133)	(721,419)	(1,183,395)
Increase (decrease) in net assets	2,787,000	(10,955,486)	187,068	(865,521)	3,050,943	(6,234,345)
Net assets at beginning of year	27,830,691	38,786,177	2,213,618	3,079,139	7,549,038	13,783,383
Net assets at end of year	$30,617,691	$27,830,691	$2,400,686	$2,213,618	$10,599,981	$7,549,038

Change in units (note 5):
Units purchased	13,405	30,661	1,606	2,615	21,955	30,629
Units redeemed	(95,339)	(103,998)	(23,645)	(20,156)	(52,192)	(81,584)
Net increase (decrease) in units from capital transactions with contract owners	(81,934)	(73,337)	(22,039)	(17,541)	(30,237)	(50,955)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)								Legg Mason Partners Variable Equity Trust

Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Aggressive Growth Portfolio — Class II

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$6,873	$50,837	$(2,389)	$2,103	$(427,006)	$(248,424)	$(37,329)	$(24,987)	$(39,778)	$(49,992)
334,895	93,097	49,820	45,340	1,348,464	1,168,877	69,772	75,388	(144,006)	(383,975)
1,171,773	(2,283,053)	105,377	(278,182)	10,658,503	(21,426,371)	818,481	(1,543,585)	433,934	(1,029,371)
—	—	—	—	—	6,089,291	—	452,727	268,213	363,257
1,513,541	(2,139,119)	152,808	(230,739)	11,579,961	(14,416,627)	850,924	(1,040,457)	518,363	(1,100,081)

7,039	1,808	—	—	40,595	9,790	8,250	—	13	520
(2,967,457)	(1,452,335)	(178,102)	(212,579)	(4,905,935)	(3,378,890)	(257,538)	(240,552)	(100,786)	(119,755)
(16,377)	(17,799)	(3,333)	(3,754)	(27,447)	(29,295)	(3,481)	(3,707)	(10,498)	(12,081)
(182,949)	(378,140)	(17,970)	(36,616)	(128,418)	(403,668)	(6,114)	480	(95,539)	(1,409,810)
(3,159,744)	(1,846,466)	(199,405)	(252,949)	(5,021,205)	(3,802,063)	(258,883)	(243,779)	(206,810)	(1,541,126)
(1,646,203)	(3,985,585)	(46,597)	(483,688)	6,558,756	(18,218,690)	592,041	(1,284,236)	311,553	(2,641,207)
17,125,403	21,110,988	1,784,902	2,268,590	30,079,728	48,298,418	2,172,904	3,457,140	2,477,022	5,118,229
$15,479,200	$17,125,403	$1,738,305	$1,784,902	$36,638,484	$30,079,728	$2,764,945	$2,172,904	$2,788,575	$2,477,022

11,029	16,757	—	—	18,868	12,053	735	748	1,669	3,829
(105,600)	(66,499)	(11,226)	(11,787)	(109,552)	(86,411)	(11,586)	(11,777)	(8,181)	(41,448)
(94,571)	(49,742)	(11,226)	(11,787)	(90,684)	(74,358)	(10,851)	(11,029)	(6,512)	(37,619)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Legg Mason Partners Variable Equity Trust (continued)

	ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$21,580	$(3,079)	$2,433	$(32,329)	$(42,750)	$(39,252)
Net realized gain (loss) on investments	82,606	183,689	82,872	194,611	168,295	123,648
Change in unrealized appreciation (depreciation) on investments	(174,247)	(1,013,608)	(220,810)	(1,069,483)	627,897	(1,982,631)
Capital gain distributions	482,671	362,467	645,634	390,045	1,054,872	561,034
Increase (decrease) in net assets from operations	412,610	(470,531)	510,129	(517,156)	1,808,314	(1,337,201)

From capital transactions (note 4):
Net premiums	2,550	—	—	—	1,200	1,200
Transfers for contract benefits and terminations	(300,565)	(786,757)	(195,879)	(273,959)	(836,460)	(688,570)
Administrative expenses	(4,509)	(4,768)	(7,868)	(8,586)	(29,137)	(32,393)
Transfers between subaccounts (including fixed account), net	(259,275)	502,880	(201,400)	57,720	(259,729)	(425,970)
Increase (decrease) in net assets from capital transactions	(561,799)	(288,645)	(405,147)	(224,825)	(1,124,126)	(1,145,733)
Increase (decrease) in net assets	(149,189)	(759,176)	104,982	(741,981)	684,188	(2,482,934)
Net assets at beginning of year	3,571,245	4,330,421	4,466,003	5,207,984	14,260,850	16,743,784
Net assets at end of year	$3,422,056	$3,571,245	$4,570,985	$4,466,003	$14,945,038	$14,260,850

Change in units (note 5):
Units purchased	8,731	38,309	11,136	21,687	23,719	25,927
Units redeemed	(28,932)	(51,763)	(26,943)	(31,509)	(62,510)	(75,374)
Net increase (decrease) in units from capital transactions with contract owners	(20,201)	(13,454)	(15,807)	(9,822)	(38,791)	(49,447)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust								MFS® Variable Insurance Trust

LVIP JPMorgan Core Bond Fund — Standard Class		LVIP JPMorgan Mid Cap Value Fund — Standard Class		LVIP JPMorgan Small Cap Core Fund — Standard Class		LVIP JPMorgan U.S. Equity Fund — Standard Class		MFS® Investors Trust Series — Service Class Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$19,513	$1,340	$2,298	$(572)	$(4)	$(53)	$(2,840)	$(14,004)	$(39,462)	$(50,189)
(34,903)	(23,093)	(574)	(684)	(3)	6	24,605	30,179	208,407	189,763
60,887	(152,863)	2,212	(28,217)	524	(2,306)	156,368	(407,069)	201,725	(1,630,989)
—	5,435	4,711	16,669	44	1,087	43,691	151,632	201,971	563,622
45,497	(169,181)	8,647	(12,804)	561	(1,266)	221,824	(239,262)	572,641	(927,793)

—	1,026	—	85	—	—	—	1,282	12,706	3,158
(81,996)	(72,281)	(13,994)	(5,561)	—	—	(90,196)	(70,504)	(652,335)	(349,818)
(1,724)	(1,989)	(270)	(242)	(6)	(6)	(1,277)	(1,573)	(6,949)	(8,844)
275,257	(46,283)	162,792	(65,675)	(1)	2	155,964	(61,795)	(136,898)	(100,842)
191,537	(119,527)	148,528	(71,393)	(7)	(4)	64,491	(132,590)	(783,476)	(456,346)
237,034	(288,708)	157,175	(84,197)	554	(1,270)	286,315	(371,852)	(210,835)	(1,384,139)
959,711	1,248,419	54,130	138,327	4,896	6,166	876,500	1,248,352	3,915,575	5,299,714
$1,196,745	$959,711	$211,305	$54,130	$5,450	$4,896	$1,162,815	$876,500	$3,704,740	$3,915,575

34,057	9,597	9,451	296	—	—	9,188	3,847	3,525	2,901
(21,977)	(18,578)	(1,406)	(4,237)	—	—	(10,278)	(7,524)	(29,708)	(18,696)
12,080	(8,981)	8,045	(3,941)	—	—	(1,090)	(3,677)	(26,183)	(15,795)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust (continued)

	MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(130,587)	$(148,586)	$(18,780)	$(136,258)	$170,035	$71,141
Net realized gain (loss) on investments	(771,665)	(365,218)	(31,381)	563,070	167,881	359,155
Change in unrealized appreciation (depreciation) on investments	1,930,040	(7,066,215)	887,791	(7,291,311)	(1,298,339)	(1,061,124)
Capital gain distributions	—	3,419,477	1,139,705	2,650,421	538,732	425,173
Increase (decrease) in net assets from operations	1,027,788	(4,160,542)	1,977,335	(4,214,078)	(421,691)	(205,655)

From capital transactions (note 4):
Net premiums	34,660	1,941	14,511	112,840	186	120
Transfers for contract benefits and terminations	(750,649)	(819,731)	(2,622,033)	(3,453,445)	(763,516)	(1,068,688)
Administrative expenses	(16,747)	(19,762)	(143,334)	(161,149)	(28,470)	(30,623)
Transfers between subaccounts (including fixed account), net	(254,201)	(162,188)	1,124,514	(4,234,978)	(131,398)	310,944
Increase (decrease) in net assets from capital transactions	(986,937)	(999,740)	(1,626,342)	(7,736,732)	(923,198)	(788,247)
Increase (decrease) in net assets	40,851	(5,160,282)	350,993	(11,950,810)	(1,344,889)	(993,902)
Net assets at beginning of year	8,584,570	13,744,852	25,775,750	37,726,560	10,616,355	11,610,257
Net assets at end of year	$8,625,421	$8,584,570	$26,126,743	$25,775,750	$9,271,466	$10,616,355

Change in units (note 5):
Units purchased	9,372	9,569	159,756	73,108	21,461	29,353
Units redeemed	(39,879)	(36,760)	(241,603)	(491,551)	(44,763)	(56,089)
Net increase (decrease) in units from capital transactions with contract owners	(30,507)	(27,191)	(81,847)	(418,443)	(23,302)	(26,736)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust II				PIMCO Variable Insurance Trust

MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$306	$236	$(76,612)	$(85,966)	$46,008	$262,916	$1,088,436	$872,364	$11,231	$(948)
(232)	(105)	46,861	145,421	(103,600)	(239,630)	(408,414)	(438,032)	(10,823)	(21,826)
743	(2,856)	773,593	(2,225,411)	287,193	(1,083,593)	1,987,468	(3,489,886)	46,737	(140,100)
—	149	267,847	767,365	—	375,827	—	—	28,696	511
817	(2,576)	1,011,689	(1,398,591)	229,601	(684,480)	2,667,490	(3,055,554)	75,841	(162,363)

—	—	10,716	7,315	13	13	33,280	7,838	—	—
(902)	—	(435,261)	(621,554)	(403,383)	(797,655)	(2,447,561)	(2,280,349)	(64,436)	(232,681)
(104)	(103)	(9,652)	(11,358)	(17,842)	(18,879)	(209,984)	(166,288)	(1,971)	(2,317)
772	25	(391,606)	(41,740)	156,986	535,313	(91,905)	7,542,759	8,165	(35,427)
(234)	(78)	(825,803)	(667,337)	(264,226)	(281,208)	(2,716,170)	5,103,960	(58,242)	(270,425)
583	(2,654)	185,886	(2,065,928)	(34,625)	(965,688)	(48,680)	2,048,406	17,599	(432,788)
14,161	16,815	5,013,276	7,079,204	3,764,869	4,730,557	27,558,749	25,510,343	1,070,604	1,503,392
$14,744	$14,161	$5,199,162	$5,013,276	$3,730,244	$3,764,869	$27,510,069	$27,558,749	$1,088,203	$1,070,604

73	34	1,843	14,576	17,875	68,384	140,179	656,065	1,886	6,192
(95)	(45)	(38,359)	(43,220)	(34,050)	(89,429)	(282,396)	(309,529)	(4,953)	(20,398)
(22)	(11)	(36,516)	(28,644)	(16,175)	(21,045)	(142,217)	346,536	(3,067)	(14,206)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)

	Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$338,312	$170,183	$805,975	$(85,000)	$1,667,507	$981,702
Net realized gain (loss) on investments	(5,872,003)	(5,168,986)	(875,944)	(1,667,485)	(3,192,529)	(7,610,651)
Change in unrealized appreciation (depreciation) on investments	6,934,340	(14,103,350)	1,410,542	(2,775,623)	5,093,067	(12,987,476)
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	1,400,649	(19,102,153)	1,340,573	(4,528,108)	3,568,045	(19,616,425)

From capital transactions (note 4):
Net premiums	99,215	55,479	28,885	19,499	190,229	65,574
Transfers for contract benefits and terminations	(5,741,713)	(5,328,936)	(5,185,083)	(5,641,301)	(9,413,233)	(10,460,387)
Administrative expenses	(593,322)	(537,008)	(445,617)	(530,583)	(669,015)	(771,161)
Transfers between subaccounts (including fixed account), net	1,422,664	24,146,226	4,158,478	(14,740,164)	20,444,134	(28,233,518)
Increase (decrease) in net assets from capital transactions	(4,813,156)	18,335,761	(1,443,337)	(20,892,549)	10,552,115	(39,399,492)
Increase (decrease) in net assets	(3,412,507)	(766,392)	(102,764)	(25,420,657)	14,120,160	(59,015,917)
Net assets at beginning of year	53,874,099	54,640,491	43,248,483	68,669,140	80,254,672	139,270,589
Net assets at end of year	$50,461,592	$53,874,099	$43,145,719	$43,248,483	$94,374,832	$80,254,672

Change in units (note 5):
Units purchased	906,538	2,131,644	1,015,548	756,858	2,048,428	804,264
Units redeemed	(1,224,591)	(975,543)	(1,137,405)	(2,696,134)	(1,165,987)	(3,541,754)
Net increase (decrease) in units from capital transactions with contract owners	(318,053)	1,156,101	(121,857)	(1,939,276)	882,441	(2,737,490)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(109,369)	$(82,999)	$44,453	$104,850	$(355,966)	$(384,337)	$473,138	$71,536	$(73,624)	$(299,671)
319,288	392,641	(240,421)	(190,364)	(48,253)	192,454	(2,017,441)	(1,971,178)	2,735,365	7,868,387
2,453,558	(3,042,419)	466,161	(1,856,036)	8,281,230	(12,654,530)	5,694,382	(11,780,228)	19,673,410	(53,067,936)
—	184,899	—	122,748	568,902	2,570,518	—	4,565,169	4,684,930	14,809,152
2,663,477	(2,547,878)	270,193	(1,818,802)	8,445,913	(10,275,895)	4,150,079	(9,114,701)	27,020,081	(30,690,068)

14,979	357	7,191	32,930	17,806	9,635	19,367	63,620	596,754	125,323
(718,603)	(145,622)	(841,039)	(899,514)	(2,435,921)	(2,548,311)	(3,935,514)	(2,652,780)	(13,691,635)	(11,965,012)
(27,554)	(17,292)	(30,236)	(33,220)	(48,955)	(57,174)	(302,048)	(127,831)	(266,541)	(260,628)
2,463,128	(826,841)	198,928	(851,500)	(536,299)	(930,227)	19,084,951	5,071,084	17,339,062	(8,724,132)
1,731,950	(989,398)	(665,156)	(1,751,304)	(3,003,369)	(3,526,077)	14,866,756	2,354,093	3,977,640	(20,824,449)
4,395,427	(3,537,276)	(394,963)	(3,570,106)	5,442,544	(13,801,972)	19,016,835	(6,760,608)	30,997,721	(51,514,517)
4,355,060	7,892,336	9,007,849	12,577,955	20,493,204	34,295,176	31,805,496	38,566,104	112,021,960	163,536,477
$8,750,487	$4,355,060	$8,612,886	$9,007,849	$25,935,748	$20,493,204	$50,822,331	$31,805,496	$143,019,681	$112,021,960

92,288	5,243	51,379	58,915	11,742	7,199	1,091,414	783,212	487,963	264,522
(50,180)	(38,120)	(97,231)	(176,392)	(84,584)	(93,303)	(381,621)	(335,376)	(389,902)	(743,972)
42,108	(32,877)	(45,852)	(117,477)	(72,842)	(86,104)	709,793	447,836	98,061	(479,450)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(324,803)	$(369,657)	$3,785,185	$(4,587,220)	$60,511	$(4,939,714)
Net realized gain (loss) on investments	(285,123)	(201,849)	(15,912,127)	(16,282,209)	(9,770,845)	(11,283,981)
Change in unrealized appreciation (depreciation) on investments	1,145,063	(5,702,128)	87,029,374	(120,357,857)	43,597,228	(58,428,118)
Capital gain distributions	1,879,655	1,265,260	—	9,343,777	—	4,633,178
Increase (decrease) in net assets from operations	2,414,792	(5,008,374)	74,902,432	(131,883,509)	33,886,894	(70,018,635)

From capital transactions (note 4):
Net premiums	24,884	1,165	1,669,126	2,066,989	272,935	498,665
Transfers for contract benefits and terminations	(2,166,347)	(2,557,735)	(45,772,356)	(44,493,424)	(31,451,153)	(35,271,369)
Administrative expenses	(58,187)	(67,532)	(188,730)	(212,781)	(2,178,399)	(2,311,453)
Transfers between subaccounts (including fixed account), net	(312,717)	(1,711,473)	(5,071,462)	(2,820,761)	(11,429,345)	(1,888,205)
Increase (decrease) in net assets from capital transactions	(2,512,367)	(4,335,575)	(49,363,422)	(45,459,977)	(44,785,962)	(38,972,362)
Increase (decrease) in net assets	(97,575)	(9,343,949)	25,539,010	(177,343,486)	(10,899,068)	(108,990,997)
Net assets at beginning of year	21,876,651	31,220,600	576,737,991	754,081,477	284,278,613	393,269,610
Net assets at end of year	$21,779,076	$21,876,651	$602,277,001	$576,737,991	$273,379,545	$284,278,613

Change in units (note 5):
Units purchased	15,728	17,054	1,471,149	1,740,091	538,838	1,645,447
Units redeemed	(71,984)	(115,287)	(3,995,652)	(4,069,486)	(3,869,367)	(4,528,059)
Net increase (decrease) in units from capital transactions with contract owners	(56,256)	(98,233)	(2,524,503)	(2,329,395)	(3,330,529)	(2,882,612)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios				The Prudential Series Fund

U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF International Growth Portfolio — Class II Shares		PSF Mid-Cap Growth Portfolio — Class II Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Period from January 1 to March 10, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(177,492)	$(208,707)	$(317,993)	$(363,716)	$(162,645)	$(202,524)	$—	$—	$(250)	$(265)
173,463	470,285	(423,356)	(238,841)	(1,229,212)	(584,435)	—	—	558	6,065
2,741,496	(6,827,493)	6,648,133	(14,516,291)	2,936,841	(9,005,212)	—	—	2,767	(13,073)
1,171,685	1,806,729	—	1,131,649	—	2,113,078	—	—	—	—
3,909,152	(4,759,186)	5,906,784	(13,987,199)	1,544,984	(7,679,093)	—	—	3,075	(7,273)

47,178	12,005	153,958	800	1,515	1,669	—	—	—	—
(2,936,826)	(2,412,580)	(2,186,751)	(1,645,989)	(1,153,214)	(1,125,082)	—	—	(499)	(830)
(43,950)	(50,518)	(19,479)	(21,835)	(11,659)	(14,303)	—	—	(29)	(32)
(623,074)	(545,357)	(540,334)	(536,961)	(106,844)	(5,723)	—	—	—	(7,115)
(3,556,672)	(2,996,450)	(2,592,606)	(2,203,985)	(1,270,202)	(1,143,439)	—	—	(528)	(7,977)
352,480	(7,755,636)	3,314,178	(16,191,184)	274,782	(8,822,532)	—	—	2,547	(15,250)
17,119,070	24,874,706	20,174,227	36,365,411	11,230,343	20,052,875	—	—	14,860	30,110
$17,471,550	$17,119,070	$23,488,405	$20,174,227	$11,505,125	$11,230,343	$—	$—	$17,407	$14,860

15,582	16,137	9,935	22,910	10,767	17,155	—	—	—	—
(119,788)	(102,761)	(68,656)	(72,032)	(54,727)	(52,028)	—	—	(14)	(187)
(104,206)	(86,624)	(58,721)	(49,122)	(43,960)	(34,873)	—	—	(14)	(187)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	The Prudential Series Fund (continued)

	PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Period from January 1 to December 08, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(316,530)	$(295,267)	$(3,734)	$—	$(57,147)	$(67,716)
Net realized gain (loss) on investments	1,872,380	1,009,367	17,617	—	2,983,877	503,884
Change in unrealized appreciation (depreciation) on investments	(2,387,485)	2,605,766	140,307	—	(2,057,273)	(1,969,768)
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	(831,635)	3,319,866	154,190	—	869,457	(1,533,600)

From capital transactions (note 4):
Net premiums	327,902	241,671	—	—	—	336
Transfers for contract benefits and terminations	(1,592,158)	(1,033,741)	(5,243)	—	(310,095)	(359,290)
Administrative expenses	(171,589)	(134,672)	(352)	—	(12,845)	(15,941)
Transfers between subaccounts (including fixed account), net	1,503,930	2,043,242	4,093,007	—	(4,267,464)	(198,128)
Increase (decrease) in net assets from capital transactions	68,085	1,116,500	4,087,412	—	(4,590,404)	(573,023)
Increase (decrease) in net assets	(763,550)	4,436,366	4,241,602	—	(3,720,947)	(2,106,623)
Net assets at beginning of year	19,862,330	15,425,964	—	—	3,720,947	5,827,570
Net assets at end of year	$19,098,780	$19,862,330	$4,241,602	$—	$—	$3,720,947

Change in units (note 5):
Units purchased	1,770,713	489,703	743,696	—	1,673	5,491
Units redeemed	(1,002,914)	(488,078)	(361,428)	—	(88,735)	(17,141)
Net increase (decrease) in units from capital transactions with contract owners	767,799	1,625	382,268	—	(87,062)	(11,650)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2023	Year ended December 31, 2022

$(108,378)	$(112,371)
655,099	489,026
2,256,981	(4,384,160)
—	—
2,803,702	(4,007,505)

106,923	126,636
(422,054)	(429,920)
(31,449)	(35,205)
(413,252)	(716,663)
(759,832)	(1,055,152)
2,043,870	(5,062,657)
5,547,833	10,610,490
$7,591,703	$5,547,833

19,622	7,554
(31,236)	(27,504)
(11,614)	(19,950)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2023

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 1 (the “Separate Account”) is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

During the years ended December 31, 2023 and 2022, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AB Variable Products Series Fund, Inc. — AB VP Growth and Income Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio — Class B	April 28, 2023
Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Discovery All Cap Growth Fund — Class 2	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Core Bond Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Core Bond Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Mid Cap Value Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Small Cap Core Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan U.S. Equity Fund — Standard Class	April 28, 2023
AB Variable Products Series Fund, Inc. — AB Balanced Wealth Strategy Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Balanced Hedged Allocation Portfolio — Class B	April 29, 2022
AB Variable Products Series Fund, Inc. — AB Global Thematic Growth Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Sustainable Global Thematic Portfolio — Class B	April 29, 2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares	April 29, 2022
Columbia Funds Variable Series Trust II — CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	April 29, 2022

During the years ended December 31, 2023 and 2022, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	December 8, 2023
The Prudential Series Fund — PSF International Growth Portfolio — Class II Shares	Advanced Series Trust — AST International Equity Portfolio — Class I Shares	March 10, 2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Plus Bond Fund — Series I shares	April 29, 2022

All designated Portfolios listed above are series type mutual funds.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2023 and there were no transfers between the levels during 2023.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC’s General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 18, 2024, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2023 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B	$681,338	$1,599,507
AB VPS International Value Portfolio — Class B	16,171,165	2,223,947
AB VPS Large Cap Growth Portfolio — Class B	1,252,056	1,933,398
AB VPS Relative Value Portfolio — Class B	3,398,332	4,642,845
AB VPS Small Cap Growth Portfolio — Class B	291,330	862,753
AB VPS Sustainable Global Thematic Portfolio — Class B	152,647	229,452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	603,837	992,482
Invesco V.I. American Franchise Fund — Series II shares	115,029	518,027
Invesco V.I. American Value Fund — Series II shares	3,183,134	1,236,343
Invesco V.I. Capital Appreciation Fund — Series I shares	396,080	2,780,618
Invesco V.I. Capital Appreciation Fund — Series II shares	1,144,266	1,244,975
Invesco V.I. Comstock Fund — Series II shares	27,355,024	7,079,284
Invesco V.I. Conservative Balanced Fund — Series I shares	485,134	1,615,247
Invesco V.I. Conservative Balanced Fund — Series II shares	777,272	3,127,755
Invesco V.I. Core Equity Fund — Series I shares	2,560,400	82,105,820
Invesco V.I. Core Plus Bond Fund — Series I shares	646,642	860,210
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	457,841	2,772,803
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	822,951	946,232
Invesco V.I. EQV International Equity Fund — Series II shares	328,340	1,252,106
Invesco V.I. Equity and Income Fund — Series I shares	—	—
Invesco V.I. Equity and Income Fund — Series II shares	2,309,528	15,433,926

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Invesco V.I. Global Fund — Series II shares	$3,932,182	$6,406,950
Invesco V.I. Global Real Estate Fund — Series II shares	3,259	1,152
Invesco V.I. Global Strategic Income Fund — Series I shares	98,030	299,502
Invesco V.I. Government Securities Fund — Series I shares	—	—
Invesco V.I. Main Street Fund® — Series II shares	3,068,573	77,559,812
Invesco V.I. Main Street Small Cap Fund® — Series II shares	592,897	1,807,150
Invesco V.I. Technology Fund — Series I shares	—	—
Advanced Series Trust
AST International Equity Portfolio — Class I Shares	—	—
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	231,095	507,852
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	3,254,257	4,132,985
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I	27,331	253,906
VP International Fund — Class I	81,204	49,997
VP Ultra® Fund — Class I	7,565	16,014
VP Value Fund — Class I	99,960	52,386
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	3,923	8,516
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	1,732,337	364,414
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	1,019,477	2,008,558
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	6,749,751	767,043
BlackRock Basic Value V.I. Fund — Class III Shares	4,138,704	5,593,869
BlackRock Global Allocation V.I. Fund — Class III Shares	6,647,791	25,788,964
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	1,229,576	1,766,396
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	45,906,807	24,063,949
Columbia Variable Portfolio — Overseas Core Fund — Class 2	2,486,031	5,586,893
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	65,354	51,699
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	3,288	5,833
DWS Small Mid Cap Value VIP — Class B Shares	1,293	1,355
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	4,914,656	5,874,283
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	449,689	805,806
Federated Hermes High Income Bond Fund II — Service Shares	514,214	1,129,839
Federated Hermes Kaufmann Fund II — Service Shares	1,318,651	18,900,629
Federated Hermes Managed Volatility Fund II — Primary Shares	269,334	968,527
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	1,100,237	4,593,019
VIP Asset ManagerSM Portfolio — Service Class 2	312,299	693,177
VIP Balanced Portfolio — Service Class 2	5,818,475	12,456,818
VIP Contrafund® Portfolio — Initial Class	5,251,477	12,756,976

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
VIP Contrafund® Portfolio — Service Class 2	$67,613,323	$25,920,774
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	175,012	313,943
VIP Equity-Income PortfolioSM — Initial Class	4,861,041	9,904,130
VIP Equity-Income PortfolioSM — Service Class 2	4,456,347	23,396,318
VIP Growth & Income Portfolio — Initial Class	1,263,112	2,505,365
VIP Growth & Income Portfolio — Service Class 2	1,270,811	1,950,273
VIP Growth Opportunities Portfolio — Initial Class	502,473	4,046,335
VIP Growth Opportunities Portfolio — Service Class 2	624,541	1,714,441
VIP Growth Portfolio — Initial Class	3,919,601	10,471,793
VIP Growth Portfolio — Service Class 2	1,854,403	2,956,664
VIP Investment Grade Bond Portfolio — Service Class 2	6,183,641	26,082,119
VIP Mid Cap Portfolio — Initial Class	—	—
VIP Mid Cap Portfolio — Service Class 2	4,807,484	20,303,253
VIP Overseas Portfolio — Initial Class	592,108	1,544,157
VIP Value Strategies Portfolio — Service Class 2	272,552	742,303
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	1,572,984	6,605,792
Franklin Income VIP Fund — Class 2 Shares	24,685,811	34,992,023
Franklin Large Cap Growth VIP Fund — Class 2 Shares	11,191	151,163
Franklin Mutual Shares VIP Fund — Class 2 Shares	4,846,291	6,166,765
Templeton Foreign VIP Fund — Class 1 Shares	389,899	871,051
Templeton Foreign VIP Fund — Class 2 Shares	7,649	17,900
Templeton Global Bond VIP Fund — Class 1 Shares	51,361	282,149
Templeton Growth VIP Fund — Class 2 Shares	380,986	1,386,058
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	114,418,426	125,145,310
Goldman Sachs Large Cap Value Fund — Institutional Shares	502,561	877,345
Goldman Sachs Mid Cap Value Fund — Institutional Shares	2,609,813	4,037,600
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	2,365,094	8,916,713
Janus Henderson Balanced Portfolio — Service Shares	3,763,629	13,514,168
Janus Henderson Enterprise Portfolio — Institutional Shares	3,049,537	5,522,870
Janus Henderson Enterprise Portfolio — Service Shares	356,298	392,048
Janus Henderson Flexible Bond Portfolio — Institutional Shares	536,663	1,025,159
Janus Henderson Forty Portfolio — Institutional Shares	640,237	4,638,490
Janus Henderson Forty Portfolio — Service Shares	6,322,345	8,653,503
Janus Henderson Global Research Portfolio — Institutional Shares	1,792,627	4,859,461
Janus Henderson Global Research Portfolio — Service Shares	108,795	388,543
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	577,796	1,520,820
Janus Henderson Overseas Portfolio — Institutional Shares	709,768	3,871,798
Janus Henderson Overseas Portfolio — Service Shares	24,999	226,659
Janus Henderson Research Portfolio — Institutional Shares	932,592	6,356,346
Janus Henderson Research Portfolio — Service Shares	19,381	315,535
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	315,533	294,045
ClearBridge Variable Dividend Strategy Portfolio — Class I	785,514	843,069
ClearBridge Variable Dividend Strategy Portfolio — Class II	1,022,146	783,872

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
ClearBridge Variable Large Cap Value Portfolio — Class I	$2,017,104	$2,129,415
Lincoln Variable Insurance Products Trust
LVIP JPMorgan Core Bond Fund — Standard Class	491,281	280,919
LVIP JPMorgan Mid Cap Value Fund — Standard Class	187,306	31,762
LVIP JPMorgan Small Cap Core Fund — Standard Class	114	79
LVIP JPMorgan U.S. Equity Fund — Standard Class	457,180	350,917
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	315,625	936,886
MFS® New Discovery Series — Service Class Shares	288,420	1,405,539
MFS® Total Return Series — Service Class Shares	4,535,690	5,042,897
MFS® Utilities Series — Service Class Shares	1,551,090	1,766,589
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	1,310	1,239
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	309,727	944,536
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	407,710	626,019
High Yield Portfolio — Administrative Class Shares	4,102,481	5,692,852
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	91,756	110,295
Long-Term U.S. Government Portfolio — Administrative Class Shares	13,820,219	18,158,917
Low Duration Portfolio — Administrative Class Shares	12,286,674	12,971,583
Total Return Portfolio — Administrative Class Shares	30,452,894	18,236,462
Rydex Variable Trust
NASDAQ — 100® Fund	3,057,964	1,435,198
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	803,827	1,425,124
Premier Growth Equity V.I.S. Fund — Class 1 Shares	1,035,068	3,821,356
Real Estate Securities V.I.S. Fund — Class 1 Shares	25,875,136	10,454,460
S&P 500® Index V.I.S. Fund — Class 1 Shares	28,244,996	19,641,429
Small-Cap Equity V.I.S. Fund — Class 1 Shares	2,474,032	3,402,726
Total Return V.I.S. Fund — Class 1 Shares	42,783,012	88,490,645
Total Return V.I.S. Fund — Class 3 Shares	12,817,280	57,512,654
U.S. Equity V.I.S. Fund — Class 1 Shares	1,731,863	4,289,481
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	469,850	3,384,329
Alger Small Cap Growth Portfolio — Class I-2 Shares	300,201	1,933,458
The Prudential Series Fund
PSF International Growth Portfolio — Class II Shares	—	—
PSF Mid-Cap Growth Portfolio — Class II Shares	—	778
PSF Natural Resources Portfolio — Class II Shares	17,086,171	17,350,596
PSF PGIM Jennison Blend Portfolio — Class II Shares	7,837,687	3,754,547
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	73,823	4,721,517
PSF PGIM Jennison Growth Portfolio — Class II Shares	1,140,259	2,007,727

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options) This charge is assessed through a reduction in unit values.	0.40% — 2.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.35% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $30 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2023 and 2022 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2023, 2022, 2021, 2020, and 2019 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for Portfolios that were available to contract owners as of December 31, 2023. Portfolios liquidated in the current year (see note 1) are not included.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B
2023	1.45% to 2.95%	425,972	16.15 to 10.37	6,344	0.89%	11.03% to 9.34%
2022	1.45% to 2.95%	511,290	14.55 to 9.48	6,897	3.00%	(20.34)% to (21.55)%
2021	1.45% to 2.95%	585,455	18.26 to 12.09	9,952	0.25%	11.72% to 10.02%
2020	1.45% to 2.95%	716,614	16.34 to 10.99	10,983	2.15%	7.67% to 6.03%
2019	1.45% to 2.95%	843,059	15.18 to 10.36	12,050	2.25%	16.49% to 7.63%
AB VPS International Value Portfolio — Class B
2023	1.45% to 2.95%	2,423,553	11.77 to 10.54	19,542	1.10%	13.17% to 11.45%
2022	1.45% to 2.70%	559,485	10.40 to 9.54	5,264	1.58%	(15.04)% to (16.12)%
2021	1.45% to 2.95%	3,264,527	12.24 to 11.30	27,429	1.92%	9.25% to 7.59%
2020	1.45% to 2.95%	2,760,732	11.20 to 10.50	21,761	1.32%	0.73% to (0.80)%
2019	1.45% to 2.95%	3,806,411	11.12 to 10.59	29,281	0.77%	15.10% to 12.54%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB VPS Large Cap Growth Portfolio — Class B
2023	1.45% to 2.70%	361,174	65.72 to 16.23	12,295	0.00%	32.84% to 31.16%
2022	1.45% to 2.70%	401,192	49.48 to 12.38	10,428	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	847,098	70.40 to 17.83	38,288	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	926,116	55.53 to 14.25	33,067	0.00%	33.19% to 31.50%
2019	1.45% to 2.30%	990,540	41.69 to 29.04	26,581	0.00%	32.42% to 31.27%
AB VPS Relative Value Portfolio — Class B
2023	1.15% to 2.70%	763,352	44.70 to 13.32	27,188	1.28%	10.44% to 8.71%
2022	1.15% to 2.70%	861,737	40.48 to 12.25	27,953	1.09%	(5.52)% to (6.99)%
2021	1.15% to 2.70%	998,243	42.84 to 13.17	34,408	0.62%	26.37% to 24.39%
2020	1.15% to 2.70%	1,197,002	33.90 to 10.59	32,803	1.28%	1.29% to (0.29)%
2019	1.15% to 2.70%	1,589,475	33.47 to 10.62	43,446	1.02%	22.19% to 13.24%
AB VPS Small Cap Growth Portfolio — Class B
2023	1.45% to 2.70%	110,528	33.79 to 11.04	3,668	0.00%	16.02% to 14.56%
2022	1.45% to 2.70%	129,295	29.12 to 9.64	3,707	0.00%	(40.14)% to (40.90)%
2021	1.45% to 2.70%	137,125	48.65 to 16.31	6,571	0.00%	7.62% to 6.25%
2020	1.45% to 2.95%	795,460	45.21 to 15.29	33,896	0.00%	51.42% to 49.11%
2019	1.45% to 1.95%	502,334	29.86 to 27.85	14,855	0.00%	34.04% to 33.36%
AB VPS Sustainable Global Thematic Portfolio — Class B
2023	1.45% to 1.70%	56,240	34.57 to 18.52	1,807	0.03%	14.03% to 13.74%
2022	1.45% to 1.70%	61,187	30.31 to 16.28	1,735	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	68,663	42.23 to 22.74	2,731	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	79,757	34.96 to 18.88	2,617	0.45%	37.07% to 36.72%
2019	1.45% to 1.70%	90,755	25.51 to 13.81	2,135	0.16%	27.90% to 27.58%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2023	0.75% to 2.70%	209,934	37.83 to 15.11	7,173	0.00%	39.87% to 37.14%
2022	0.75% to 2.70%	225,066	27.05 to 11.02	5,537	0.00%	(31.63)% to (32.97)%
2021	0.75% to 2.70%	266,290	39.56 to 16.43	9,679	0.00%	11.09% to 8.90%
2020	0.75% to 1.70%	736,113	35.61 to 32.42	24,380	0.07%	41.29% to 39.94%
2019	0.75% to 1.70%	1,014,847	25.21 to 23.16	23,900	0.00%	35.73% to 34.43%
Invesco V.I. American Franchise Fund — Series II shares
2023	1.45% to 1.70%	72,282	53.64 to 39.01	3,208	0.00%	38.57% to 38.22%
2022	1.45% to 1.70%	83,441	38.71 to 28.22	2,669	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	98,756	57.17 to 41.78	4,725	0.00%	10.03% to 9.75%
2020	1.45% to 1.70%	119,779	51.96 to 38.07	5,228	0.00%	39.94% to 39.58%
2019	1.45% to 1.70%	166,472	37.13 to 27.28	5,082	0.00%	34.45% to 34.11%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. American Value Fund — Series II shares
2023	1.45% to 2.30%	774,850	11.42 to 11.15	8,830	0.40%	13.62% to 12.65%
2022	1.45% to 2.30%	745,062	10.05 to 9.90	7,477	0.49%	(4.27)% to (5.09)%
2021 (4)	1.45% to 2.30%	651,151	10.49 to 10.43	6,830	0.25%	4.95% to 4.34%
Invesco V.I. Capital Appreciation Fund — Series I shares
2023	1.15% to 1.60%	239,418	213.00 to 37.79	23,296	0.00%	33.82% to 33.22%
2022	1.15% to 1.60%	265,129	159.16 to 28.36	19,235	0.00%	(31.58)% to (31.89)%
2021	1.15% to 1.60%	290,608	232.62 to 41.64	30,665	0.00%	21.16% to 20.61%
2020	1.15% to 1.60%	345,154	192.00 to 34.53	29,406	0.00%	35.01% to 34.41%
2019	1.15% to 1.60%	415,837	142.20 to 25.69	25,295	0.06%	34.63% to 34.02%
Invesco V.I. Capital Appreciation Fund — Series II shares
2023	1.45% to 2.70%	206,488	45.56 to 15.14	8,860	0.00%	33.08% to 31.40%
2022	1.45% to 2.70%	205,836	34.24 to 11.52	6,625	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	246,907	50.32 to 17.16	11,799	0.00%	20.51% to 18.98%
2020	1.45% to 2.10%	263,778	41.76 to 29.48	10,441	0.00%	34.27% to 33.38%
2019	1.45% to 2.10%	159,063	31.10 to 22.10	4,418	0.00%	33.88% to 32.99%
Invesco V.I. Comstock Fund — Series II shares
2023	1.45% to 2.95%	1,472,865	44.71 to 14.12	47,705	1.90%	10.47% to 8.80%
2022	1.45% to 2.70%	846,530	40.47 to 13.09	29,319	1.28%	(0.61)% to (1.87)%
2021	1.45% to 2.70%	1,122,231	40.72 to 13.34	39,839	1.82%	31.12% to 29.45%
2020	1.45% to 2.70%	810,189	31.06 to 10.31	20,552	2.16%	(2.52)% to (3.76)%
2019	1.45% to 2.35%	909,037	31.86 to 18.13	23,830	1.68%	23.13% to 22.01%
Invesco V.I. Conservative Balanced Fund — Series I shares
2023	1.15% to 1.60%	165,163	62.03 to 18.48	6,453	1.79%	11.31% to 10.81%
2022	1.15% to 1.60%	202,611	55.73 to 16.68	7,008	1.31%	(17.81)% to (18.18)%
2021	1.15% to 1.60%	243,304	67.80 to 20.39	9,987	1.46%	9.36% to 8.87%
2020	1.15% to 1.60%	272,259	62.00 to 18.73	10,593	2.10%	13.53% to 13.02%
2019	1.15% to 1.60%	286,119	54.61 to 16.57	9,806	2.27%	16.16% to 15.64%
Invesco V.I. Conservative Balanced Fund — Series II shares
2023	1.45% to 2.95%	955,725	15.68 to 10.76	12,258	1.67%	10.68% to 9.00%
2022	1.45% to 2.95%	1,135,269	14.17 to 9.87	13,336	1.12%	(18.22)% to (19.46)%
2021	1.45% to 2.95%	1,261,581	17.33 to 12.26	18,178	1.27%	8.70% to 7.05%
2020	1.45% to 2.95%	1,399,538	15.94 to 11.45	18,703	1.78%	12.93% to 11.21%
2019	1.45% to 2.95%	1,547,398	14.11 to 10.30	18,374	1.99%	15.52% to 6.25%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Core Equity Fund — Series I shares
2023	1.45% to 2.45%	174,148	27.89 to 23.29	4,733	0.09%	21.58% to 20.35%
2022	1.45% to 2.95%	3,693,775	22.94 to 11.28	71,306	0.86%	(21.70)% to (22.89)%
2021	1.45% to 2.95%	4,320,745	29.30 to 14.62	107,031	1.12%	25.89% to 23.97%
2020	1.45% to 2.30%	246,205	23.27 to 20.50	5,593	0.20%	12.20% to 11.23%
2019	1.45% to 2.95%	5,475,060	20.74 to 10.68	98,305	0.92%	27.09% to 14.44%
Invesco V.I. Core Plus Bond Fund — Series I shares
2023	1.15% to 1.60%	540,813	9.91 to 9.84	5,337	2.58%	4.92% to 4.45%
2022 (5)	1.15% to 1.60%	570,227	9.45 to 9.42	5,377	0.86%	(5.53)% to (5.82)%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2023	1.15% to 1.60%	202,220	159.41 to 31.24	18,492	0.00%	11.85% to 11.35%
2022	1.15% to 1.60%	225,781	142.52 to 28.06	18,568	0.00%	(31.78)% to (32.08)%
2021	1.15% to 1.60%	255,884	208.90 to 41.31	30,780	0.00%	17.73% to 17.20%
2020	1.15% to 1.60%	275,333	177.44 to 35.25	28,623	0.04%	39.07% to 38.44%
2019	1.15% to 1.60%	319,378	127.59 to 25.46	23,284	0.00%	37.76% to 37.14%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2023	1.45% to 1.70%	155,771	43.96 to 41.56	6,727	0.00%	11.22% to 10.94%
2022	1.45% to 1.70%	156,762	39.52 to 37.46	6,091	0.00%	(32.13)% to (32.30)%
2021	1.45% to 1.70%	201,921	58.23 to 55.34	11,546	0.00%	17.07% to 16.77%
2020	1.45% to 1.70%	235,666	49.74 to 47.39	11,513	0.00%	38.21% to 37.86%
2019	1.45% to 1.70%	301,780	35.99 to 34.38	10,683	0.00%	36.99% to 36.65%
Invesco V.I. EQV International Equity Fund — Series II shares
2023	1.45% to 2.30%	463,577	23.77 to 17.68	9,383	0.00%	16.16% to 15.16%
2022	1.45% to 2.70%	506,409	20.46 to 9.52	8,822	1.41%	(19.68)% to (20.70)%
2021	1.45% to 2.70%	573,173	25.48 to 12.01	12,521	1.08%	4.07% to 2.75%
2020	1.45% to 2.70%	601,678	24.48 to 11.68	12,641	1.01%	12.09% to 10.67%
2019	1.45% to 2.95%	2,818,181	21.84 to 10.54	42,257	1.26%	26.38% to 11.56%
Invesco V.I. Equity and Income Fund — Series I shares
2023	0.75% to 0.75%	—	10.60 to 10.60	—	0.00%	9.73% to 9.73%
2022	0.75% to 0.75%	—	9.66 to 9.66	—	0.00%	(8.20)% to (8.20)%
2021 (4)	0.75% to 0.75%	—	10.52 to 10.52	—	0.00%	5.20% to 5.20%
Invesco V.I. Equity and Income Fund — Series II shares
2023	1.45% to 2.95%	673,394	21.89 to 12.20	13,063	1.05%	8.64% to 7.00%
2022	1.45% to 2.95%	1,345,395	20.15 to 11.40	25,524	1.81%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	825,869	22.15 to 12.73	16,402	1.55%	16.64% to 14.86%
2020	1.45% to 2.95%	984,337	18.99 to 11.08	17,258	2.18%	8.06% to 6.42%
2019	1.45% to 2.95%	1,151,954	17.58 to 10.41	18,863	2.25%	18.27% to 8.72%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Fund — Series II shares
2023	1.45% to 2.70%	875,626	53.01 to 12.79	29,136	0.00%	32.50% to 30.83%
2022	1.45% to 2.70%	1,056,272	40.01 to 9.77	26,579	0.00%	(32.92)% to (33.77)%
2021	1.45% to 2.70%	1,403,987	59.65 to 14.76	56,905	0.00%	13.50% to 12.06%
2020	1.45% to 2.95%	4,465,223	52.55 to 13.12	125,239	0.57%	25.49% to 23.58%
2019	1.45% to 2.95%	2,618,610	41.88 to 10.62	67,455	0.63%	29.55% to 13.11%
Invesco V.I. Global Real Estate Fund — Series II shares
2023	1.45% to 1.45%	2,237	16.27 to 16.27	36	1.28%	7.25% to 7.25%
2022	1.45% to 1.45%	2,091	15.17 to 15.17	32	2.60%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	1,929	20.56 to 20.56	40	1.94%	23.63% to 23.63%
2020	1.45% to 2.70%	14,007	16.63 to 8.72	189	4.76%	(13.83)% to (14.93)%
2019	1.45% to 2.70%	13,156	19.30 to 10.25	211	3.36%	20.87% to 5.20%
Invesco V.I. Global Strategic Income Fund — Series I shares
2023	1.15% to 1.60%	153,242	10.37 to 9.86	1,548	0.00%	7.63% to 7.15%
2022	1.15% to 1.60%	172,835	9.63 to 9.20	1,626	0.00%	(12.48)% to (12.87)%
2021	1.15% to 1.60%	195,809	11.01 to 10.56	2,108	4.59%	(4.52)% to (4.96)%
2020	1.15% to 1.60%	217,269	11.53 to 11.11	2,456	5.70%	2.21% to 1.75%
2019	1.15% to 1.60%	237,123	11.28 to 10.92	2,628	3.84%	9.53% to 9.03%
Invesco V.I. Government Securities Fund — Series I shares
2023	0.75% to 0.75%	—	17.04 to 17.04	—	0.00%	3.84% to 3.84%
2022	0.75% to 0.75%	—	16.41 to 16.41	—	0.00%	(10.96)% to (10.96)%
2021	0.75% to 0.75%	—	18.43 to 18.43	—	0.00%	(3.00)% to (3.00)%
2020	0.75% to 0.75%	—	19.00 to 19.00	—	0.00%	5.48% to 5.48%
2019	0.75% to 0.75%	—	18.01 to 18.01	—	0.00%	5.28% to 5.28%
Invesco V.I. Main Street Fund® — Series II shares
2023	1.45% to 2.45%	444,984	43.87 to 25.65	13,813	0.15%	21.05% to 19.83%
2022	1.45% to 2.95%	3,362,880	36.24 to 11.15	75,688	0.97%	(21.46)% to (22.66)%
2021	1.45% to 2.95%	4,459,194	46.14 to 14.42	128,165	0.84%	25.39% to 23.48%
2020	1.45% to 2.35%	659,954	36.80 to 22.52	17,203	0.34%	12.05% to 11.02%
2019	1.45% to 2.95%	5,309,757	32.84 to 10.58	112,320	0.82%	29.83% to 12.36%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2023	1.45% to 2.70%	235,777	58.58 to 14.01	11,796	0.92%	16.12% to 14.65%
2022	1.45% to 2.70%	259,369	50.45 to 12.22	11,249	0.24%	(17.26)% to (18.31)%
2021	1.45% to 2.70%	305,034	60.97 to 14.95	16,198	0.12%	20.49% to 18.96%
2020	1.45% to 2.95%	884,580	50.60 to 12.52	29,237	0.37%	17.90% to 16.11%
2019	1.45% to 2.95%	1,052,852	42.92 to 10.78	29,675	0.00%	24.30% to 16.86%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Technology Fund — Series I shares
2023	0.75% to 0.75%	—	13.98 to 13.98	—	0.00%	45.85% to 45.85%
2022	0.75% to 0.75%	—	9.59 to 9.59	—	0.00%	(40.40)% to (40.40)%
2021	0.75% to 0.75%	—	16.09 to 16.09	—	0.00%	13.55% to 13.55%
2020	0.75% to 0.75%	—	14.17 to 14.17	—	0.00%	45.02% to 45.02%
2019	0.75% to 0.75%	—	9.77 to 9.77	—	0.00%	34.86% to 34.86%
Advanced Series Trust
AST International Equity Portfolio — Class I Shares
2023 (6)	1.55% to 1.55%	—	11.15 to 11.15	—	0.00%	11.49% to 11.49%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2023	1.45% to 1.95%	51,692	44.69 to 41.74	2,296	0.00%	31.24% to 30.58%
2022	1.45% to 1.95%	64,087	34.05 to 31.96	2,166	0.00%	(38.11)% to (38.42)%
2021	1.45% to 1.95%	69,207	55.02 to 51.91	3,781	0.00%	13.30% to 12.73%
2020	1.45% to 1.95%	82,022	48.56 to 46.04	3,956	0.00%	41.11% to 40.40%
2019	1.45% to 1.95%	243,390	34.41 to 32.80	8,325	0.00%	35.06% to 34.37%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2023	1.45% to 2.95%	1,395,150	12.88 to 9.34	16,633	3.30%	1.90% to 0.36%
2022	1.45% to 2.95%	1,491,405	12.64 to 9.31	17,508	5.08%	(14.34)% to (15.64)%
2021	1.45% to 2.95%	1,162,727	14.75 to 11.04	15,954	3.10%	4.73% to 3.13%
2020	1.45% to 2.95%	1,277,455	14.09 to 10.70	16,822	1.19%	7.97% to 6.32%
2019	1.45% to 2.95%	2,918,161	13.05 to 10.06	35,553	2.27%	7.32% to 1.34%
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I
2023	1.45% to 2.05%	534	39.78 to 25.80	18	1.50%	7.08% to 6.43%
2022	1.45% to 2.70%	10,140	37.15 to 11.81	235	1.87%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,937	43.19 to 13.90	246	1.00%	21.86% to 20.31%
2020	1.45% to 2.70%	26,442	35.45 to 11.56	633	1.93%	10.19% to 8.79%
2019	1.45% to 2.70%	14,400	32.17 to 10.62	338	2.06%	22.15% to 13.25%
VP International Fund — Class I
2023	1.45% to 2.70%	13,782	29.35 to 11.20	270	1.27%	10.94% to 9.54%
2022	1.45% to 2.70%	11,777	26.45 to 10.23	216	1.48%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	11,901	35.67 to 13.97	297	0.21%	7.17% to 5.81%
2020	1.45% to 2.70%	29,986	33.29 to 13.20	635	0.47%	24.05% to 22.48%
2019	1.45% to 2.70%	29,283	26.83 to 10.78	533	0.90%	26.56% to 16.71%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VP Ultra® Fund — Class I
2023	1.85% to 1.85%	673	51.73 to 51.73	35	0.00%	40.87% to 40.87%
2022	1.85% to 1.85%	903	36.72 to 36.72	33	0.00%	(33.63)% to (33.63)%
2021	1.45% to 2.70%	2,338	69.98 to 19.00	116	0.00%	21.38% to 19.84%
2020	1.45% to 2.70%	4,804	57.65 to 15.85	202	0.00%	47.68% to 45.81%
2019	1.85% to 1.85%	1,263	31.12 to 31.12	39	0.00%	32.09% to 32.09%
VP Value Fund — Class I
2023	1.45% to 2.70%	9,173	43.13 to 13.40	268	2.38%	7.52% to 6.16%
2022	1.45% to 2.70%	8,246	40.11 to 12.62	223	2.07%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	4,637	40.48 to 12.90	141	1.30%	22.71% to 21.15%
2020	1.45% to 1.45%	1,929	32.99 to 32.99	64	2.32%	(0.49)% to (0.49)%
2019	1.45% to 1.45%	2,093	33.15 to 33.15	69	2.12%	25.19% to 25.19%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2023	1.45% to 1.45%	2,418	43.96 to 43.96	106	0.79%	16.60% to 16.60%
2022	1.45% to 1.45%	2,595	37.70 to 37.70	98	0.73%	(15.32)% to (15.32)%
2021	1.45% to 1.45%	2,730	44.52 to 44.52	122	0.62%	24.06% to 24.06%
2020	1.45% to 1.45%	2,853	35.89 to 35.89	102	0.82%	6.54% to 6.54%
2019	1.45% to 1.45%	2,936	33.69 to 33.69	99	0.64%	18.44% to 18.44%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2023	1.45% to 2.70%	405,110	47.85 to 14.69	9,357	0.67%	22.03% to 20.49%
2022	1.50% to 1.70%	390,488	18.50 to 17.68	7,231	0.52%	(24.03)% to (24.18)%
2021	1.50% to 1.70%	393,232	24.36 to 23.32	9,587	0.75%	25.09% to 24.84%
2020	1.50% to 1.70%	423,043	19.47 to 18.68	8,245	1.09%	22.28% to 22.03%
2019	1.50% to 1.70%	484,418	15.92 to 15.30	7,721	1.44%	32.34% to 32.07%
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2023	1.45% to 2.70%	194,703	9.46 to 9.46	1,827	4.29%	3.08% to 1.78%
2022	1.45% to 2.20%	308,810	9.17 to 8.04	2,817	1.17%	(0.20)% to (0.96)%
2021	1.45% to 2.05%	333,901	9.19 to 8.40	2,945	0.01%	(1.44)% to (2.04)%
2020	1.45% to 2.05%	156,045	9.33 to 8.57	1,442	0.18%	(1.24)% to (1.84)%
2019	1.45% to 2.05%	114,293	9.44 to 8.73	1,062	1.63%	0.19% to (0.42)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2023	1.45% to 2.30%	282,976	35.43 to 26.32	9,889	5.00%	16.92% to 15.91%
2022	1.45% to 2.30%	106,880	30.31 to 22.71	3,127	1.71%	(17.88)% to (18.59)%
2021	1.45% to 2.30%	110,260	36.91 to 27.90	3,939	1.08%	11.71% to 10.74%
2020	1.45% to 2.30%	128,201	33.04 to 25.19	4,077	1.51%	17.92% to 16.90%
2019	1.45% to 2.30%	159,729	28.02 to 21.55	4,318	2.14%	26.79% to 25.69%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Basic Value V.I. Fund — Class III Shares
2023	1.45% to 2.95%	1,079,668	30.28 to 12.95	26,999	1.51%	14.56% to 12.82%
2022	1.45% to 2.95%	1,190,327	26.43 to 11.48	25,884	1.02%	(6.50)% to (7.92)%
2021	1.45% to 2.95%	1,543,677	28.27 to 12.46	33,905	1.73%	19.58% to 17.76%
2020	1.45% to 2.30%	314,614	23.64 to 19.76	6,794	0.81%	1.63% to 0.76%
2019	1.45% to 2.95%	1,592,127	23.26 to 10.58	29,759	2.06%	21.74% to 12.23%
BlackRock Global Allocation V.I. Fund — Class III Shares
2023	1.45% to 2.95%	7,342,232	23.49 to 11.27	123,793	2.36%	10.86% to 9.18%
2022	1.45% to 2.95%	8,575,956	21.19 to 10.32	131,161	0.00%	(17.29)% to (18.55)%
2021	1.45% to 2.95%	10,019,147	25.62 to 12.67	186,114	0.81%	4.87% to 3.28%
2020	1.45% to 2.95%	11,261,826	24.43 to 12.27	203,199	1.22%	18.96% to 17.15%
2019	1.45% to 2.95%	13,520,878	20.54 to 10.47	206,941	1.19%	16.05% to 10.03%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2023	1.45% to 1.95%	200,613	49.87 to 44.59	9,693	0.00%	50.27% to 49.51%
2022	1.45% to 1.95%	213,216	33.19 to 29.82	6,870	0.00%	(39.15)% to (39.46)%
2021	1.45% to 1.95%	268,008	54.54 to 49.26	14,206	0.00%	16.07% to 15.48%
2020	1.45% to 1.95%	278,524	46.98 to 42.65	12,744	0.00%	41.35% to 40.63%
2019	1.45% to 1.95%	221,085	33.24 to 30.33	7,143	0.00%	30.41% to 29.75%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2023	1.45% to 2.95%	4,066,222	25.37 to 14.67	99,733	0.00%	37.52% to 35.44%
2022	1.45% to 2.95%	3,046,910	18.44 to 10.83	54,288	0.00%	(29.05)% to (30.13)%
2021	1.45% to 2.95%	923,961	26.00 to 15.50	23,666	0.00%	16.85% to 15.08%
2020	1.45% to 2.95%	5,183,864	22.25 to 13.47	112,646	0.00%	30.02% to 28.04%
2019	1.45% to 2.95%	2,224,887	17.11 to 10.52	37,639	0.00%	29.84% to 10.97%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2023	1.45% to 2.95%	1,755,675	13.61 to 11.18	23,411	1.71%	13.66% to 11.93%
2022	1.45% to 2.95%	2,001,678	11.97 to 9.99	23,540	0.70%	(16.13)% to (17.41)%
2021	1.45% to 2.95%	1,837,093	14.27 to 12.10	25,853	0.86%	8.15% to 6.51%
2020	1.45% to 2.70%	918,564	13.20 to 11.40	12,037	1.44%	7.25% to 5.89%
2019	1.45% to 2.30%	1,079,041	12.31 to 11.92	13,210	1.82%	23.33% to 22.27%
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares
2023	1.45% to 2.70%	4,431	39.87 to 15.53	156	0.00%	36.18% to 34.46%
2022	1.45% to 2.70%	4,377	29.28 to 11.55	108	0.00%	(31.91)% to (32.77)%
2021	1.45% to 2.70%	2,036	43.00 to 17.18	75	0.00%	20.68% to 19.15%
2020	1.45% to 2.70%	9,878	35.63 to 14.42	317	0.04%	36.69% to 34.96%
2019	1.50% to 1.50%	54	25.95 to 25.95	1	0.16%	34.73% to 34.73%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares
2023	1.45% to 2.05%	2,735	17.42 to 16.12	46	1.39%	18.63% to 17.91%
2022	1.45% to 2.05%	2,891	14.69 to 13.67	41	1.74%	(16.89)% to (17.40)%
2021	1.45% to 2.70%	7,658	17.67 to 11.50	127	1.93%	24.44% to 22.86%
2020	1.45% to 2.70%	14,968	14.20 to 9.36	200	0.86%	(13.68)% to (14.78)%
2019	1.45% to 2.05%	3,181	16.45 to 15.60	51	1.59%	30.57% to 29.77%
DWS Small Mid Cap Value VIP — Class B Shares
2023	1.45% to 2.05%	289	44.47 to 22.56	11	0.79%	12.93% to 12.25%
2022	1.45% to 2.05%	309	39.38 to 20.10	10	0.47%	(17.35)% to (17.86)%
2021	1.45% to 2.05%	324	47.64 to 24.47	12	0.87%	28.16% to 27.38%
2020	1.45% to 2.05%	381	37.18 to 19.21	11	1.12%	(2.54)% to (3.13)%
2019	1.45% to 2.05%	385	38.15 to 19.83	11	0.36%	19.24% to 18.51%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2023	1.45% to 2.95%	1,565,515	15.61 to 10.21	22,460	8.17%	9.60% to 7.94%
2022	1.45% to 2.95%	1,744,103	14.24 to 9.46	22,824	4.41%	(4.14)% to (5.60)%
2021	1.45% to 2.95%	1,769,406	14.85 to 10.02	25,112	2.91%	2.12% to 0.57%
2020	1.45% to 2.95%	2,304,568	14.55 to 9.97	31,675	3.35%	0.52% to (1.01)%
2019	1.45% to 2.95%	3,508,172	14.47 to 10.07	47,382	4.30%	5.53% to 1.42%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2023	1.15% to 1.60%	147,569	43.81 to 24.35	4,759	5.97%	11.42% to 10.92%
2022	1.15% to 1.60%	166,136	39.32 to 21.95	4,833	5.75%	(12.79)% to (13.19)%
2021	1.15% to 1.60%	208,374	45.08 to 25.28	6,975	4.97%	3.64% to 3.17%
2020	1.15% to 1.60%	229,820	43.50 to 24.51	7,564	5.95%	4.37% to 3.90%
2019	1.15% to 1.60%	263,604	41.68 to 23.59	8,329	6.18%	13.23% to 12.72%
Federated Hermes High Income Bond Fund II — Service Shares
2023	1.45% to 2.30%	218,238	25.46 to 18.30	5,485	5.80%	10.84% to 9.89%
2022	1.45% to 2.30%	254,766	22.97 to 16.65	5,776	5.65%	(13.19)% to (13.94)%
2021	1.45% to 2.30%	311,754	26.46 to 19.35	8,155	4.76%	2.93% to 2.04%
2020	1.45% to 2.30%	342,250	25.70 to 18.96	8,704	5.87%	3.93% to 3.03%
2019	1.45% to 2.30%	407,731	24.73 to 18.40	9,986	6.12%	12.47% to 11.50%
Federated Hermes Kaufmann Fund II — Service Shares
2023	1.45% to 2.70%	237,555	48.74 to 9.74	10,372	0.00%	13.20% to 11.77%
2022	1.45% to 2.95%	976,228	43.06 to 8.64	24,832	0.00%	(31.27)% to (32.31)%
2021	1.45% to 2.95%	518,125	62.64 to 12.76	23,716	0.00%	0.78% to (0.75)%
2020	1.45% to 2.95%	817,878	62.16 to 12.86	33,781	0.00%	26.62% to 24.69%
2019	1.45% to 2.30%	397,953	49.09 to 28.10	17,962	0.00%	31.58% to 30.45%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes Managed Volatility Fund II — Primary Shares
2023	1.15% to 1.60%	263,975	36.65 to 17.17	6,636	1.92%	7.44% to 6.95%
2022	1.15% to 1.60%	292,743	34.11 to 16.05	6,909	1.91%	(14.75)% to (15.13)%
2021	1.15% to 1.60%	315,605	40.01 to 18.92	8,820	1.80%	17.15% to 16.62%
2020	1.15% to 1.60%	346,612	34.16 to 16.22	8,326	2.63%	(0.23)% to (0.68)%
2019	1.15% to 1.60%	401,469	34.24 to 16.33	9,683	2.06%	18.85% to 18.31%
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class
2023	1.15% to 1.60%	439,966	70.68 to 21.87	27,683	2.24%	11.65% to 11.15%
2022	1.15% to 1.60%	514,019	63.31 to 19.68	28,713	1.98%	(15.91)% to (16.29)%
2021	1.15% to 1.60%	583,068	75.29 to 23.51	38,580	1.58%	8.66% to 8.16%
2020	1.15% to 1.60%	643,594	69.29 to 21.74	39,298	1.49%	13.55% to 13.04%
2019	1.15% to 1.60%	707,627	61.02 to 19.23	37,629	1.72%	16.89% to 16.36%
VIP Asset ManagerSM Portfolio — Service Class 2
2023	1.45% to 2.30%	191,607	21.78 to 18.14	3,904	2.08%	11.02% to 10.07%
2022	1.45% to 2.70%	215,325	19.62 to 10.27	3,944	1.81%	(16.38)% to (17.44)%
2021	1.45% to 2.70%	239,303	23.46 to 12.44	5,243	1.37%	8.09% to 6.72%
2020	1.45% to 2.30%	264,508	21.70 to 18.55	5,381	1.28%	12.87% to 11.90%
2019	1.45% to 2.30%	279,656	19.23 to 16.57	5,036	1.54%	16.30% to 15.30%
VIP Balanced Portfolio — Service Class 2
2023	1.45% to 2.95%	2,146,854	29.06 to 13.46	53,131	1.51%	19.48% to 17.67%
2022	1.45% to 2.95%	2,519,719	24.32 to 11.44	52,461	1.02%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	2,931,945	30.16 to 14.41	76,574	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	3,167,986	25.94 to 12.58	73,537	1.26%	20.36% to 18.53%
2019	1.45% to 2.95%	3,373,337	21.55 to 10.61	65,443	1.54%	22.32% to 13.09%
VIP Contrafund® Portfolio — Initial Class
2023	1.15% to 1.60%	880,568	169.31 to 53.09	91,969	0.48%	31.92% to 31.33%
2022	1.15% to 1.60%	995,504	128.34 to 40.42	78,297	0.49%	(27.16)% to (27.49)%
2021	1.15% to 1.60%	1,129,797	176.19 to 55.75	121,184	0.06%	26.37% to 25.79%
2020	1.15% to 1.60%	1,330,933	139.43 to 44.31	111,998	0.25%	29.06% to 28.48%
2019	1.15% to 1.60%	1,515,972	108.03 to 34.49	98,145	0.45%	30.07% to 29.48%
VIP Contrafund® Portfolio — Service Class 2
2023	1.45% to 2.95%	3,565,783	63.80 to 15.29	132,698	0.32%	31.19% to 29.20%
2022	1.45% to 2.95%	2,153,195	48.63 to 11.83	70,113	0.27%	(27.55)% to (28.65)%
2021	1.45% to 2.95%	2,032,242	67.13 to 16.58	100,263	0.03%	25.66% to 23.75%
2020	1.45% to 2.70%	2,105,121	53.42 to 13.45	84,624	0.09%	28.35% to 26.72%
2019	1.45% to 2.95%	3,465,444	41.62 to 10.60	98,850	0.21%	29.37% to 12.83%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2023	1.45% to 1.70%	27,023	59.58 to 56.54	1,574	0.12%	26.86% to 26.54%
2022	1.45% to 1.70%	31,291	46.97 to 25.51	1,418	0.10%	(22.19)% to (22.39)%
2021	1.45% to 1.70%	35,238	60.36 to 57.57	2,076	0.11%	22.47% to 22.16%
2020	1.45% to 1.70%	46,449	49.29 to 47.12	2,233	0.05%	31.41% to 31.08%
2019	1.45% to 1.70%	51,564	37.51 to 35.95	1,897	0.37%	27.94% to 27.62%
VIP Equity-Income PortfolioSM — Initial Class
2023	1.15% to 1.60%	694,060	156.86 to 30.27	62,223	1.86%	9.38% to 8.89%
2022	1.15% to 1.60%	778,564	143.41 to 27.80	63,993	1.83%	(6.05)% to (6.47)%
2021	1.15% to 1.60%	858,919	152.64 to 29.72	75,265	1.86%	23.46% to 22.90%
2020	1.15% to 1.60%	952,178	123.64 to 24.19	68,677	1.78%	5.46% to 4.99%
2019	1.15% to 1.60%	1,092,955	117.23 to 23.04	73,813	1.97%	25.98% to 25.41%
VIP Equity-Income PortfolioSM — Service Class 2
2023	1.45% to 2.70%	1,086,286	38.27 to 13.34	32,705	1.38%	8.78% to 7.41%
2022	1.45% to 2.95%	1,950,726	35.18 to 12.31	49,057	1.83%	(6.62)% to (8.03)%
2021	1.45% to 2.95%	1,737,852	37.67 to 13.38	49,553	1.04%	22.80% to 20.93%
2020	1.45% to 2.95%	6,938,864	30.68 to 11.06	137,238	2.07%	4.90% to 3.30%
2019	1.45% to 2.95%	3,137,408	29.25 to 10.71	66,685	1.79%	25.26% to 15.21%
VIP Growth & Income Portfolio — Initial Class
2023	1.15% to 1.60%	298,303	61.98 to 32.59	14,150	1.61%	17.36% to 16.83%
2022	1.15% to 1.60%	339,362	52.81 to 27.89	13,759	1.58%	(6.04)% to (6.46)%
2021	1.15% to 1.60%	395,914	56.21 to 29.82	17,190	2.31%	24.50% to 23.94%
2020	1.15% to 1.60%	468,224	45.14 to 24.06	16,382	2.06%	6.60% to 6.13%
2019	1.15% to 1.60%	572,663	42.35 to 22.67	19,010	3.57%	28.56% to 27.98%
VIP Growth & Income Portfolio — Service Class 2
2023	1.45% to 1.95%	366,467	42.81 to 34.29	11,882	1.45%	16.65% to 16.06%
2022	1.45% to 1.95%	405,584	36.70 to 29.55	11,229	1.28%	(6.55)% to (7.02)%
2021	1.45% to 1.95%	533,883	39.27 to 31.78	16,128	2.15%	23.82% to 23.19%
2020	1.45% to 1.95%	622,539	31.72 to 25.80	15,242	1.95%	6.03% to 5.50%
2019	1.45% to 1.95%	596,708	29.91 to 24.45	13,990	3.44%	27.80% to 27.15%
VIP Growth Opportunities Portfolio — Initial Class
2023	1.15% to 1.60%	232,194	76.23 to 43.30	13,636	0.00%	43.98% to 43.33%
2022	1.15% to 1.60%	289,360	52.95 to 30.21	12,362	0.00%	(38.86)% to (39.14)%
2021	1.15% to 1.60%	321,928	86.60 to 49.64	22,280	0.00%	10.65% to 10.15%
2020	1.15% to 1.60%	349,783	78.26 to 45.06	21,657	0.01%	66.72% to 65.97%
2019	1.15% to 1.60%	371,845	46.94 to 27.15	13,156	0.14%	39.22% to 38.59%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Opportunities Portfolio — Service Class 2
2023	1.45% to 2.70%	137,719	52.83 to 16.42	7,165	0.00%	43.20% to 41.40%
2022	1.45% to 2.70%	161,283	36.89 to 11.61	5,862	0.00%	(39.21)% to (39.98)%
2021	1.45% to 2.70%	221,009	60.68 to 19.35	13,219	0.00%	10.05% to 8.65%
2020	1.45% to 2.95%	1,610,844	55.14 to 17.74	83,616	0.00%	65.79% to 63.28%
2019	1.45% to 2.30%	221,938	33.26 to 31.05	7,307	0.00%	38.46% to 37.26%
VIP Growth Portfolio — Initial Class
2023	1.15% to 1.60%	419,184	295.99 to 44.39	62,994	0.13%	34.68% to 34.07%
2022	1.15% to 1.60%	491,163	219.78 to 33.11	54,130	0.62%	(25.32)% to (25.66)%
2021	1.15% to 1.60%	581,242	294.31 to 44.54	82,131	0.00%	21.80% to 21.25%
2020	1.15% to 1.60%	709,677	241.64 to 36.74	77,383	0.08%	42.23% to 41.60%
2019	1.15% to 1.60%	800,049	169.88 to 25.94	61,520	0.26%	32.77% to 32.17%
VIP Growth Portfolio — Service Class 2
2023	1.45% to 2.20%	426,973	68.78 to 48.91	16,223	0.00%	33.93% to 32.91%
2022	1.45% to 2.30%	471,888	51.36 to 35.43	13,442	0.37%	(25.74)% to (26.38)%
2021	1.45% to 2.30%	531,475	69.15 to 48.12	20,672	0.00%	21.12% to 20.08%
2020	1.45% to 2.30%	638,950	57.09 to 40.08	20,823	0.05%	41.47% to 40.25%
2019	1.45% to 2.30%	890,448	40.36 to 28.57	21,867	0.06%	32.03% to 30.90%
VIP Investment Grade Bond Portfolio — Service Class 2
2023	1.45% to 2.95%	1,706,872	13.06 to 8.94	21,316	1.67%	4.47% to 2.88%
2022	1.45% to 2.95%	3,365,612	12.50 to 8.69	39,972	1.74%	(14.47)% to (15.77)%
2021	1.45% to 2.95%	4,924,558	14.61 to 10.32	68,538	1.80%	(2.33)% to (3.82)%
2020	1.45% to 2.95%	5,125,703	14.96 to 10.73	73,491	2.07%	7.58% to 5.94%
2019	1.45% to 2.95%	5,608,412	13.91 to 10.13	75,094	2.47%	7.82% to 2.60%
VIP Mid Cap Portfolio — Initial Class
2023	0.75% to 0.75%	—	72.16 to 72.16	—	0.00%	14.22% to 14.22%
2022	0.75% to 0.75%	—	63.18 to 63.18	—	0.00%	(15.38)% to (15.38)%
2021	0.75% to 0.75%	—	74.66 to 74.66	—	0.00%	24.66% to 24.66%
2020	0.75% to 0.75%	139	59.89 to 59.89	8	0.66%	17.30% to 17.30%
2019	0.75% to 0.75%	139	51.06 to 51.06	7	0.76%	22.52% to 22.52%
VIP Mid Cap Portfolio — Service Class 2
2023	1.15% to 2.30%	944,683	67.74 to 29.15	52,240	0.33%	13.49% to 12.17%
2022	1.15% to 2.70%	1,235,335	59.69 to 11.98	61,536	0.28%	(15.94)% to (17.26)%
2021	1.15% to 2.70%	1,094,199	71.01 to 14.48	63,111	0.32%	23.87% to 21.92%
2020	1.15% to 2.70%	1,245,670	57.33 to 11.87	57,839	0.36%	16.51% to 14.69%
2019	1.15% to 2.95%	3,381,562	49.21 to 10.34	99,611	0.65%	21.76% to 7.14%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2023	1.15% to 1.60%	253,066	58.29 to 20.57	9,688	1.02%	19.12% to 18.59%
2022	1.15% to 1.60%	281,147	48.93 to 17.34	9,106	1.04%	(25.35)% to (25.69)%
2021	1.15% to 1.60%	303,483	65.55 to 23.34	13,167	0.51%	18.32% to 17.79%
2020	0.75% to 1.60%	339,686	20.05 to 19.82	12,442	0.44%	14.75% to 13.77%
2019	0.75% to 1.60%	386,086	17.47 to 17.42	12,318	1.56%	26.81% to 25.73%
VIP Value Strategies Portfolio — Service Class 2
2023	1.45% to 1.70%	75,773	37.22 to 25.41	2,774	0.89%	18.86% to 18.56%
2022	1.45% to 1.70%	92,425	31.31 to 21.43	2,852	0.87%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	108,235	34.29 to 32.78	3,670	1.27%	31.41% to 31.08%
2020	1.45% to 1.85%	100,450	26.09 to 24.38	2,595	1.05%	6.45% to 6.02%
2019	1.45% to 1.85%	89,980	24.51 to 23.00	2,180	1.40%	32.15% to 31.62%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2023	1.45% to 2.95%	1,957,454	16.16 to 11.11	28,722	1.46%	12.96% to 11.24%
2022	1.45% to 2.95%	2,349,148	14.31 to 9.99	30,672	1.63%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	2,777,133	17.29 to 12.25	44,074	1.76%	10.06% to 8.39%
2020	1.45% to 2.95%	3,226,110	15.71 to 11.30	46,846	1.49%	10.12% to 8.45%
2019	1.45% to 2.95%	3,885,483	14.26 to 10.42	51,620	3.54%	18.12% to 8.92%
Franklin Income VIP Fund — Class 2 Shares
2023	1.45% to 2.95%	7,861,382	22.60 to 11.01	144,032	5.19%	7.05% to 5.43%
2022	1.45% to 2.95%	9,237,386	21.11 to 10.45	159,365	4.97%	(6.84)% to (8.26)%
2021	1.45% to 2.95%	10,383,063	22.66 to 11.39	188,586	4.68%	15.06% to 13.31%
2020	1.45% to 2.95%	12,214,101	19.70 to 10.05	197,153	5.89%	(0.77)% to (2.28)%
2019	1.45% to 2.95%	13,872,298	19.85 to 10.28	228,613	5.36%	14.38% to 5.93%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2023	1.45% to 2.05%	3,826	45.85 to 33.36	172	0.00%	38.41% to 37.57%
2022	1.45% to 2.70%	8,961	33.12 to 10.08	240	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	6,294	52.96 to 16.32	294	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	8,569	46.62 to 14.55	332	0.00%	42.54% to 40.73%
2019	1.45% to 2.05%	5,369	32.71 to 24.39	172	0.00%	32.63% to 31.82%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2023	1.45% to 2.95%	1,184,949	29.60 to 11.13	22,171	1.84%	11.82% to 10.13%
2022	1.45% to 2.95%	1,352,681	26.47 to 10.11	22,858	0.68%	(8.77)% to (10.16)%
2021	1.45% to 2.95%	6,853,421	29.01 to 11.25	118,673	5.08%	17.44% to 15.65%
2020	1.45% to 2.30%	518,822	24.70 to 14.05	9,787	2.88%	(6.42)% to (7.23)%
2019	1.45% to 2.30%	542,401	26.40 to 15.14	11,058	1.73%	20.80% to 19.75%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Foreign VIP Fund — Class 1 Shares
2023	1.15% to 1.60%	196,681	17.39 to 15.96	3,219	3.42%	19.70% to 19.17%
2022	1.15% to 1.60%	232,474	14.53 to 13.39	3,188	3.44%	(8.45)% to (8.86)%
2021	1.15% to 1.60%	246,527	15.87 to 14.69	3,706	2.03%	3.23% to 2.77%
2020	1.15% to 1.60%	285,937	15.37 to 14.30	4,181	3.60%	(2.06)% to (2.50)%
2019	1.15% to 1.60%	333,141	15.69 to 14.66	4,987	1.96%	11.54% to 11.04%
Templeton Foreign VIP Fund — Class 2 Shares
2023	1.45% to 2.05%	8,433	23.45 to 13.10	181	3.18%	19.01% to 18.29%
2022	1.45% to 2.05%	9,152	19.71 to 11.08	164	3.21%	(8.94)% to (9.50)%
2021	1.45% to 2.70%	15,860	21.64 to 10.26	264	1.43%	2.65% to 1.35%
2020	1.45% to 2.05%	9,754	21.08 to 12.00	186	4.05%	(2.59)% to (3.18)%
2019	1.45% to 2.70%	39,707	21.64 to 10.53	574	1.75%	10.90% to 11.16%
Templeton Global Bond VIP Fund — Class 1 Shares
2023	1.15% to 1.40%	150,107	16.18 to 15.42	2,325	0.00%	2.01% to 1.75%
2022	1.15% to 1.40%	163,060	15.86 to 15.16	2,482	0.00%	(5.94)% to (6.18)%
2021	1.15% to 1.40%	191,673	16.86 to 16.15	3,121	0.00%	(5.72)% to (5.96)%
2020	1.15% to 1.40%	211,197	17.88 to 17.18	3,655	8.41%	(6.17)% to (6.40)%
2019	1.15% to 1.40%	265,427	19.06 to 18.35	4,923	7.04%	1.08% to 0.83%
Templeton Growth VIP Fund — Class 2 Shares
2023	1.45% to 1.95%	324,737	14.52 to 13.28	4,384	3.26%	19.26% to 18.66%
2022	1.45% to 2.20%	411,691	12.18 to 10.72	4,673	0.16%	(12.78)% to (13.45)%
2021	1.45% to 2.70%	464,747	13.96 to 11.17	6,021	1.07%	3.35% to 2.04%
2020	1.45% to 2.20%	500,692	13.51 to 12.08	6,307	3.03%	4.27% to 3.47%
2019	1.45% to 2.70%	578,148	12.96 to 10.63	7,034	2.84%	13.48% to 13.42%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2023	0.75% to 2.95%	14,030,189	10.16 to 9.39	129,868	4.67%	4.00% to 1.70%
2022	0.75% to 2.95%	15,653,008	9.77 to 9.23	140,395	1.39%	0.61% to (1.61)%
2021	0.75% to 2.95%	13,708,774	9.71 to 9.38	123,322	0.01%	(0.74)% to (2.94)%
2020	0.75% to 2.80%	14,188,414	9.78 to 9.69	129,769	0.25%	(0.48)% to (2.54)%
2019	0.75% to 2.95%	12,166,472	9.83 to 9.93	112,712	1.84%	1.09% to (1.37)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2023	1.15% to 1.60%	164,370	27.12 to 25.10	4,335	1.69%	11.72% to 11.21%
2022	1.15% to 1.60%	195,188	24.27 to 22.57	4,627	1.21%	(7.44)% to (7.86)%
2021	1.15% to 1.60%	251,827	26.23 to 24.49	6,490	1.11%	22.71% to 22.15%
2020	1.15% to 1.60%	278,468	21.37 to 20.05	5,868	1.42%	2.78% to 2.32%
2019	1.15% to 1.60%	294,059	20.79 to 19.60	6,049	1.48%	24.48% to 23.92%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2023	1.15% to 2.30%	481,780	65.45 to 27.55	27,007	1.02%	10.14% to 8.86%
2022	1.15% to 2.30%	507,282	59.43 to 25.31	26,585	0.66%	(11.02)% to (12.06)%
2021	1.15% to 2.30%	569,305	66.79 to 28.78	34,036	0.45%	29.45% to 27.94%
2020	1.15% to 2.30%	659,144	51.59 to 22.49	30,767	0.63%	7.15% to 5.91%
2019	1.15% to 2.30%	744,552	48.15 to 21.24	32,552	0.77%	30.02% to 28.50%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2023	1.15% to 1.60%	791,106	90.96 to 37.68	49,289	2.07%	14.09% to 13.58%
2022	1.15% to 1.60%	915,650	79.72 to 33.18	49,790	1.36%	(17.36)% to (17.73)%
2021	1.15% to 1.60%	1,053,486	96.47 to 40.33	68,972	1.11%	15.85% to 15.32%
2020	1.15% to 1.60%	1,201,550	83.27 to 34.97	67,618	2.41%	12.99% to 12.49%
2019	1.15% to 1.60%	1,372,598	73.70 to 31.09	67,981	1.89%	21.18% to 20.63%
Janus Henderson Balanced Portfolio — Service Shares
2023	1.45% to 2.95%	2,663,197	38.25 to 12.05	72,310	1.74%	13.47% to 11.75%
2022	1.45% to 2.95%	3,040,782	33.71 to 10.78	73,166	1.09%	(17.82)% to (19.07)%
2021	1.45% to 2.95%	3,497,016	41.02 to 13.32	103,288	0.87%	15.21% to 13.46%
2020	1.45% to 2.95%	3,934,377	35.61 to 11.74	103,837	2.06%	12.38% to 10.67%
2019	1.45% to 2.95%	4,362,890	31.68 to 10.61	104,197	1.62%	20.50% to 12.94%
Janus Henderson Enterprise Portfolio — Institutional Shares
2023	1.15% to 1.60%	390,439	168.66 to 45.64	37,499	0.15%	16.72% to 16.19%
2022	1.15% to 1.60%	449,010	144.50 to 39.28	36,431	0.38%	(16.91)% to (17.28)%
2021	1.15% to 1.60%	501,217	173.90 to 47.49	49,547	0.32%	15.49% to 14.97%
2020	1.15% to 1.60%	567,328	150.58 to 41.31	48,775	0.11%	18.10% to 17.57%
2019	1.15% to 1.60%	663,852	127.51 to 35.13	47,920	0.20%	33.93% to 33.32%
Janus Henderson Enterprise Portfolio — Service Shares
2023	1.50% to 1.70%	171,210	24.19 to 23.06	4,501	0.09%	16.01% to 15.78%
2022	1.50% to 1.70%	184,293	20.85 to 19.92	4,158	0.27%	(17.41)% to (17.57)%
2021	1.50% to 1.70%	192,932	25.24 to 24.16	5,287	0.24%	14.79% to 14.56%
2020	1.50% to 1.70%	239,694	21.99 to 21.09	5,743	0.04%	17.40% to 17.16%
2019	1.50% to 1.70%	285,568	18.73 to 18.00	5,787	0.05%	33.13% to 32.86%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2023	0.75% to 1.60%	284,409	23.71 to 19.38	6,773	4.19%	4.71% to 3.82%
2022	0.75% to 1.60%	315,820	22.64 to 18.66	7,185	2.61%	(14.31)% to (15.04)%
2021	0.75% to 1.60%	358,273	26.42 to 21.96	9,622	2.77%	(1.64)% to (2.48)%
2020	0.75% to 1.60%	328,355	26.86 to 22.52	9,236	2.89%	9.65% to 8.72%
2019	0.75% to 1.60%	361,263	24.50 to 20.72	9,257	3.29%	8.75% to 7.82%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Forty Portfolio — Institutional Shares
2023	1.15% to 1.60%	352,084	153.22 to 56.16	32,705	0.19%	38.36% to 37.74%
2022	1.15% to 1.60%	404,767	110.74 to 40.77	26,747	0.18%	(34.32)% to (34.61)%
2021	1.15% to 1.60%	468,125	168.60 to 62.36	46,901	0.49%	21.48% to 20.94%
2020	0.75% to 1.60%	540,957	49.38 to 51.56	44,644	0.71%	38.36% to 37.18%
2019	0.75% to 1.60%	615,748	35.69 to 37.59	37,121	0.15%	36.13% to 34.97%
Janus Henderson Forty Portfolio — Service Shares
2023	1.45% to 2.95%	803,559	79.53 to 15.10	34,133	0.13%	37.64% to 35.55%
2022	1.45% to 2.95%	860,555	57.79 to 11.14	26,711	0.07%	(34.69)% to (35.68)%
2021	1.45% to 2.70%	388,821	88.48 to 17.43	22,540	0.54%	20.82% to 19.29%
2020	1.45% to 2.70%	355,733	73.23 to 14.61	16,225	0.63%	37.02% to 35.28%
2019	1.45% to 2.35%	401,490	53.44 to 30.54	13,296	0.02%	34.87% to 33.64%
Janus Henderson Global Research Portfolio — Institutional Shares
2023	1.15% to 1.60%	544,473	87.59 to 24.58	30,618	0.92%	25.32% to 24.76%
2022	1.15% to 1.60%	626,407	69.89 to 19.70	27,831	1.62%	(20.34)% to (20.70)%
2021	1.15% to 1.60%	699,744	87.73 to 24.84	38,786	0.51%	16.73% to 16.20%
2020	1.15% to 1.60%	806,441	75.16 to 21.38	38,570	0.82%	18.68% to 18.14%
2019	1.15% to 1.60%	921,465	63.33 to 18.10	36,410	0.96%	27.56% to 26.98%
Janus Henderson Global Research Portfolio — Service Shares
2023	1.50% to 1.70%	147,477	15.63 to 14.90	2,401	0.76%	24.58% to 24.33%
2022	1.50% to 1.70%	169,516	12.55 to 11.99	2,214	1.47%	(20.81)% to (20.98)%
2021	1.50% to 1.70%	187,057	15.85 to 15.17	3,079	0.36%	16.03% to 15.79%
2020	1.50% to 1.70%	216,251	13.66 to 13.10	3,064	0.64%	17.97% to 17.73%
2019	1.50% to 1.70%	245,687	11.58 to 11.13	2,943	0.86%	26.78% to 26.53%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2023	1.15% to 1.70%	361,288	31.92 to 27.40	10,600	0.00%	52.51% to 51.66%
2022	1.15% to 1.70%	391,525	20.93 to 18.07	7,549	0.00%	(37.85)% to (38.19)%
2021	1.15% to 1.70%	442,480	33.67 to 29.23	13,783	0.66%	16.39% to 15.74%
2020	1.15% to 1.70%	465,814	28.93 to 25.25	12,498	0.00%	48.99% to 48.17%
2019	1.15% to 1.70%	530,984	19.42 to 17.04	9,593	0.42%	43.15% to 42.36%
Janus Henderson Overseas Portfolio — Institutional Shares
2023	1.15% to 1.60%	359,251	56.53 to 30.09	15,479	1.49%	9.60% to 9.11%
2022	1.15% to 1.60%	453,822	51.57 to 27.58	17,125	1.74%	(9.65)% to (10.06)%
2021	1.15% to 1.60%	503,564	57.09 to 30.66	21,111	1.13%	12.28% to 11.77%
2020	0.75% to 1.60%	546,581	19.44 to 27.43	20,468	1.35%	15.42% to 14.44%
2019	0.75% to 1.60%	609,299	16.84 to 23.97	19,831	1.88%	26.07% to 24.99%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Overseas Portfolio — Service Shares
2023	1.45% to 2.10%	95,242	38.83 to 23.64	1,738	1.40%	8.99% to 8.27%
2022	1.45% to 2.10%	106,468	35.62 to 21.83	1,785	1.65%	(10.16)% to (10.75)%
2021	1.45% to 2.10%	118,255	39.65 to 24.46	2,269	1.01%	11.65% to 10.91%
2020	1.45% to 2.10%	133,890	35.52 to 22.06	2,298	1.22%	14.34% to 13.59%
2019	1.45% to 2.10%	153,244	31.06 to 19.42	2,287	1.83%	24.87% to 24.05%
Janus Henderson Research Portfolio — Institutional Shares
2023	1.15% to 1.60%	556,511	107.65 to 33.75	36,638	0.15%	41.53% to 40.89%
2022	1.15% to 1.60%	647,195	76.06 to 23.95	30,080	0.70%	(30.70)% to (31.01)%
2021	1.15% to 1.60%	721,553	109.75 to 34.72	48,298	0.10%	18.95% to 18.41%
2020	1.15% to 1.60%	851,566	92.26 to 29.32	47,480	0.54%	31.42% to 30.83%
2019	1.15% to 1.60%	950,185	70.20 to 22.41	40,526	0.45%	33.96% to 33.36%
Janus Henderson Research Portfolio — Service Shares
2023	1.50% to 1.70%	105,895	25.28 to 24.10	2,765	0.06%	40.68% to 40.39%
2022	1.50% to 1.70%	116,746	17.97 to 17.16	2,173	0.57%	(31.11)% to (31.25)%
2021	1.50% to 1.70%	127,775	26.08 to 24.97	3,457	0.02%	18.25% to 18.01%
2020	1.50% to 1.70%	149,158	22.06 to 21.16	3,409	0.36%	30.59% to 30.32%
2019	1.50% to 1.70%	180,738	16.89 to 16.23	3,179	0.30%	33.20% to 32.93%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2023	1.45% to 2.30%	73,083	40.98 to 25.06	2,789	0.06%	22.34% to 21.29%
2022	1.45% to 2.30%	79,595	33.50 to 20.66	2,477	0.00%	(27.65)% to (28.27)%
2021	1.45% to 2.30%	117,214	46.30 to 28.81	5,118	0.17%	8.45% to 7.51%
2020	1.45% to 2.30%	147,463	42.69 to 26.80	5,984	0.58%	16.02% to 15.02%
2019	1.45% to 2.30%	165,964	36.80 to 23.30	5,774	0.75%	22.94% to 21.88%
ClearBridge Variable Dividend Strategy Portfolio — Class I
2023	1.15% to 1.60%	115,802	31.01 to 28.76	3,422	2.07%	12.89% to 12.38%
2022	1.15% to 1.60%	136,003	27.47 to 25.59	3,571	1.37%	(9.16)% to (9.57)%
2021	1.15% to 1.60%	149,457	30.24 to 28.30	4,330	1.49%	25.34% to 24.77%
2020	1.15% to 1.60%	176,004	24.13 to 22.68	4,072	1.40%	6.43% to 5.95%
2019	1.15% to 1.60%	199,679	22.67 to 21.40	4,357	1.46%	30.08% to 29.49%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2023	1.45% to 2.95%	174,407	28.80 to 13.48	4,571	1.96%	12.36% to 10.66%
2022	1.45% to 2.95%	190,214	25.63 to 12.19	4,466	1.22%	(9.56)% to (10.93)%
2021	1.45% to 2.95%	200,036	28.34 to 13.68	5,208	1.34%	24.78% to 22.88%
2020	1.45% to 2.95%	215,116	22.71 to 11.13	4,508	1.16%	5.94% to 4.32%
2019	1.45% to 2.35%	380,785	21.44 to 19.08	7,827	1.27%	29.51% to 28.32%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Large Cap Value Portfolio — Class I
2023	1.15% to 2.30%	562,353	55.42 to 17.03	14,945	1.27%	13.77% to 12.46%
2022	1.15% to 2.30%	601,144	48.71 to 15.15	14,261	1.30%	(7.50)% to (8.58)%
2021	1.15% to 2.30%	650,591	52.66 to 16.57	16,744	1.05%	24.76% to 23.31%
2020	1.15% to 2.30%	662,450	42.21 to 13.44	13,836	1.38%	4.03% to 2.83%
2019	1.15% to 2.30%	723,003	40.58 to 13.07	14,896	1.72%	27.40% to 25.92%
Lincoln Variable Insurance Products Trust
LVIP JPMorgan Core Bond Fund — Standard Class
2023	1.45% to 2.70%	89,596	14.02 to 8.91	1,197	3.59%	4.38% to 3.05%
2022	1.45% to 2.70%	77,516	13.43 to 8.65	960	1.96%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	86,497	15.59 to 10.17	1,248	2.33%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	159,380	16.03 to 10.59	2,376	1.89%	6.28% to 4.93%
2019	1.45% to 2.70%	180,641	15.08 to 10.09	2,579	2.56%	6.61% to 1.94%
LVIP JPMorgan Mid Cap Value Fund — Standard Class
2023	1.45% to 2.70%	9,377	45.79 to 12.44	211	2.34%	9.30% to 7.92%
2022	1.45% to 1.95%	1,332	41.90 to 39.08	54	1.01%	(9.49)% to (9.95)%
2021	1.45% to 2.70%	5,273	46.29 to 12.90	138	1.01%	28.00% to 26.38%
2020	1.45% to 2.70%	11,919	36.16 to 10.21	229	1.63%	(1.09)% to (2.34)%
2019	1.45% to 2.70%	17,818	36.56 to 10.45	342	1.61%	24.92% to 9.57%
LVIP JPMorgan Small Cap Core Fund — Standard Class
2023	1.45% to 1.45%	125	43.15 to 43.15	5	1.37%	11.46% to 11.46%
2022	1.45% to 1.45%	125	38.72 to 38.72	5	0.45%	(20.52)% to (20.52)%
2021	1.45% to 1.45%	125	48.71 to 48.71	6	0.76%	19.63% to 19.63%
2020	1.45% to 2.70%	7,847	40.72 to 11.69	162	0.83%	12.04% to 10.62%
2019	1.45% to 2.70%	4,539	36.34 to 10.57	93	0.41%	22.77% to 12.02%
LVIP JPMorgan U.S. Equity Fund — Standard Class
2023	1.45% to 2.70%	26,643	47.69 to 16.34	1,163	1.55%	25.32% to 23.74%
2022	1.45% to 2.70%	27,733	38.05 to 13.21	876	0.54%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	31,410	47.49 to 16.70	1,248	0.70%	27.47% to 25.85%
2020	1.45% to 2.70%	34,903	37.26 to 13.27	1,146	0.83%	23.45% to 21.88%
2019	1.45% to 2.70%	48,037	30.18 to 10.88	1,351	0.86%	29.84% to 19.09%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2023	1.45% to 1.70%	114,935	47.70 to 29.23	3,705	0.45%	16.95% to 16.65%
2022	1.45% to 1.70%	141,118	40.79 to 25.06	3,916	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	156,913	49.68 to 30.60	5,300	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	184,924	39.85 to 24.61	5,012	0.43%	11.95% to 11.67%
2019	1.45% to 1.70%	205,580	35.59 to 22.04	4,995	0.48%	29.34% to 29.02%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® New Discovery Series — Service Class Shares
2023	1.15% to 2.30%	255,148	54.54 to 33.69	8,625	0.00%	12.94% to 11.63%
2022	1.15% to 2.30%	285,655	48.29 to 30.18	8,585	0.00%	(30.80)% to (31.60)%
2021	1.15% to 2.30%	312,846	69.79 to 44.13	13,745	0.00%	0.40% to (0.76)%
2020	1.15% to 2.30%	501,130	69.51 to 44.47	23,355	0.00%	43.91% to 42.24%
2019	1.15% to 2.30%	571,093	48.30 to 31.26	18,401	0.00%	39.65% to 38.03%
MFS® Total Return Series — Service Class Shares
2023	1.45% to 2.95%	1,320,593	27.35 to 11.49	26,127	1.82%	8.62% to 6.98%
2022	1.45% to 2.95%	1,402,440	25.18 to 10.74	25,776	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	1,820,883	28.34 to 12.27	37,727	1.59%	12.19% to 10.48%
2020	1.45% to 2.95%	1,983,929	25.26 to 11.11	37,022	2.07%	7.93% to 6.29%
2019	1.45% to 2.95%	2,233,722	23.41 to 10.45	38,896	2.07%	18.38% to 9.53%
MFS® Utilities Series — Service Class Shares
2023	1.45% to 1.95%	252,268	57.17 to 33.06	9,271	3.28%	(3.74)% to (4.23)%
2022	1.45% to 2.20%	275,570	59.39 to 33.00	10,616	2.19%	(0.97)% to (1.73)%
2021	1.45% to 2.20%	302,306	59.98 to 33.58	11,610	1.52%	12.17% to 11.32%
2020	1.45% to 2.20%	344,249	53.47 to 30.16	11,723	2.20%	4.09% to 3.30%
2019	1.45% to 2.20%	399,730	51.37 to 29.20	13,258	3.71%	22.99% to 22.06%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2023	1.45% to 1.45%	1,317	11.18 to 11.18	15	3.53%	5.81% to 5.81%
2022	1.45% to 1.45%	1,339	10.57 to 10.57	14	3.02%	(15.09)% to (15.09)%
2021	1.45% to 1.45%	1,350	12.45 to 12.45	17	2.70%	(1.35)% to (1.35)%
2020	1.45% to 1.45%	2,021	12.62 to 12.62	26	3.51%	7.53% to 7.53%
2019	1.45% to 1.45%	2,008	11.74 to 11.74	24	3.50%	9.68% to 9.68%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2023	1.45% to 2.70%	207,982	25.21 to 15.02	5,199	0.05%	21.92% to 20.38%
2022	1.45% to 2.70%	244,498	20.68 to 12.48	5,013	0.00%	(20.61)% to (21.62)%
2021	1.45% to 2.30%	273,142	26.05 to 24.57	7,079	0.03%	23.84% to 22.77%
2020	1.45% to 2.30%	325,718	21.03 to 20.01	6,820	0.22%	20.43% to 19.39%
2019	1.45% to 2.70%	389,578	17.47 to 10.95	6,772	0.34%	37.56% to 20.63%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2023	1.45% to 1.95%	213,911	18.01 to 16.38	3,730	2.79%	6.46% to 5.92%
2022	1.45% to 1.95%	230,086	16.91 to 15.46	3,765	7.52%	(13.14)% to (13.58)%
2021	1.45% to 1.95%	251,131	19.47 to 17.89	4,731	10.85%	14.36% to 13.78%
2020	1.45% to 1.95%	268,189	17.03 to 15.72	4,417	4.87%	6.34% to 5.80%
2019	1.45% to 1.95%	330,321	16.01 to 14.86	5,118	2.69%	10.12% to 9.56%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
High Yield Portfolio — Administrative Class Shares
2023	1.45% to 2.95%	1,317,441	24.06 to 10.01	27,510	5.66%	10.60% to 8.92%
2022	1.45% to 2.95%	1,459,658	21.75 to 9.19	27,559	5.08%	(11.58)% to (12.92)%
2021	1.45% to 2.95%	1,113,122	24.60 to 10.56	25,510	4.44%	2.13% to 0.57%
2020	1.45% to 2.95%	1,453,818	24.09 to 10.50	31,530	4.87%	4.21% to 2.62%
2019	1.45% to 2.95%	2,320,582	23.11 to 10.23	46,334	4.92%	13.06% to 4.79%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2023	1.50% to 1.70%	54,395	20.20 to 19.26	1,088	2.58%	7.38% to 7.17%
2022	1.50% to 1.70%	57,462	18.81 to 17.97	1,071	1.47%	(11.50)% to (11.68)%
2021	1.50% to 1.70%	71,668	21.26 to 20.35	1,503	1.59%	(3.43)% to (3.62)%
2020	1.50% to 1.70%	76,842	22.01 to 21.12	1,669	6.10%	3.97% to 3.76%
2019	1.50% to 1.70%	88,578	21.17 to 20.35	1,851	1.77%	5.40% to 5.19%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2023	1.45% to 2.95%	3,460,483	16.76 to 7.44	50,462	2.38%	2.48% to 0.92%
2022	1.45% to 2.95%	3,778,536	16.35 to 7.37	53,874	2.05%	(29.91)% to (30.97)%
2021	1.45% to 2.95%	2,622,435	23.33 to 10.68	54,640	1.55%	(6.16)% to (7.59)%
2020	1.45% to 2.95%	2,221,564	24.86 to 11.56	51,242	1.67%	15.69% to 13.93%
2019	1.45% to 2.95%	1,859,226	21.49 to 10.14	38,539	2.05%	11.68% to 2.96%
Low Duration Portfolio — Administrative Class Shares
2023	1.45% to 2.95%	3,928,764	11.93 to 8.95	43,146	3.59%	3.45% to 1.88%
2022	1.45% to 2.95%	4,050,621	11.53 to 8.79	43,248	1.56%	(7.10)% to (8.51)%
2021	1.45% to 2.95%	5,989,897	12.41 to 9.60	68,669	0.52%	(2.36)% to (3.85)%
2020	1.45% to 2.95%	7,376,295	12.71 to 9.99	86,838	1.04%	1.50% to (0.05)%
2019	1.45% to 2.95%	3,574,136	12.53 to 9.99	41,893	2.77%	2.52% to (0.13)%
Total Return Portfolio — Administrative Class Shares
2023	1.15% to 2.95%	6,268,730	16.59 to 8.71	94,375	3.56%	4.72% to 2.82%
2022	1.15% to 2.95%	5,386,289	15.84 to 8.47	80,255	2.56%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	8,123,779	18.70 to 10.19	139,271	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	7,899,166	19.16 to 10.63	141,984	2.14%	7.40% to 5.44%
2019	1.15% to 2.95%	9,370,259	17.84 to 10.08	156,073	3.01%	7.11% to 1.71%
Rydex Variable Trust
NASDAQ — 100® Fund
2023	1.45% to 1.70%	237,085	96.49 to 23.86	8,750	0.00%	51.01% to 50.63%
2022	1.45% to 1.85%	194,977	63.90 to 45.27	4,355	0.00%	(35.10)% to (35.36)%
2021	1.45% to 1.85%	227,854	98.45 to 70.03	7,892	0.00%	23.72% to 23.22%
2020	1.45% to 1.85%	249,291	79.57 to 56.84	7,046	0.29%	42.86% to 42.28%
2019	1.45% to 1.85%	267,428	55.70 to 39.95	5,361	0.13%	34.88% to 34.33%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2023	0.75% to 2.30%	639,351	17.33 to 9.95	8,613	2.01%	3.90% to 2.28%
2022	0.75% to 2.30%	685,203	16.68 to 9.73	9,008	2.53%	(15.02)% to (16.35)%
2021	0.75% to 2.30%	802,680	19.63 to 11.63	12,578	2.12%	(2.55)% to (4.07)%
2020	0.75% to 2.30%	918,881	20.14 to 12.13	14,901	2.43%	6.22% to 4.57%
2019	0.75% to 2.30%	955,145	18.96 to 11.60	14,603	0.19%	7.81% to 6.12%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2023	1.15% to 1.95%	537,937	55.03 to 48.74	25,936	0.00%	44.60% to 43.44%
2022	1.15% to 2.10%	610,779	38.06 to 31.53	20,493	0.00%	(31.23)% to (31.89)%
2021	1.15% to 2.10%	696,883	55.34 to 46.29	34,295	0.00%	23.53% to 22.35%
2020	1.15% to 2.10%	800,152	44.80 to 37.84	32,006	0.03%	32.08% to 30.81%
2019	0.75% to 2.10%	961,517	32.25 to 28.92	29,439	0.00%	36.30% to 34.45%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2023	0.75% to 2.95%	1,673,788	71.83 to 10.39	50,822	2.81%	12.65% to 10.16%
2022	0.75% to 2.95%	963,995	63.76 to 9.43	31,805	1.73%	(25.49)% to (27.14)%
2021	0.75% to 2.70%	516,159	85.58 to 13.03	38,566	2.23%	40.74% to 37.98%
2020	0.75% to 2.95%	1,079,009	60.80 to 9.41	37,528	0.51%	(5.94)% to (8.03)%
2019	0.75% to 2.95%	1,117,908	64.65 to 10.23	44,195	1.34%	25.20% to 4.81%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2023	0.75% to 2.30%	2,786,116	40.21 to 35.37	143,020	1.42%	25.02% to 23.07%
2022	0.75% to 2.70%	2,688,055	32.16 to 12.29	112,022	1.25%	(18.93)% to (20.52)%
2021	0.75% to 2.70%	3,167,505	39.67 to 15.47	163,536	1.07%	27.31% to 24.81%
2020	0.75% to 2.70%	3,543,023	31.16 to 12.39	145,954	1.74%	17.04% to 14.74%
2019	0.75% to 2.30%	4,407,259	26.62 to 24.94	151,071	1.32%	30.06% to 28.03%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2023	1.15% to 2.30%	460,122	52.66 to 27.91	21,779	0.00%	12.25% to 10.95%
2022	1.15% to 2.30%	516,378	46.91 to 25.15	21,877	0.00%	(16.37)% to (17.34)%
2021	1.15% to 2.30%	614,611	56.09 to 30.43	31,221	0.00%	19.15% to 17.76%
2020	1.15% to 2.30%	681,934	47.08 to 25.84	29,159	0.00%	13.21% to 11.90%
2019	1.15% to 2.30%	749,847	41.59 to 23.09	28,349	0.00%	24.67% to 23.22%
Total Return V.I.S. Fund — Class 1 Shares
2023	0.75% to 2.95%	28,711,624	24.68 to 10.58	602,277	2.27%	14.62% to 12.09%
2022	0.75% to 2.95%	31,236,127	21.53 to 9.44	576,738	0.90%	(17.13)% to (18.97)%
2021	0.75% to 2.95%	33,565,522	25.98 to 11.65	754,081	2.08%	12.60% to 10.10%
2020	0.75% to 2.95%	36,271,022	23.08 to 10.58	730,164	1.92%	5.65% to 3.30%
2019	0.75% to 2.95%	39,064,565	21.84 to 10.24	751,079	2.30%	14.94% to 5.06%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Total Return V.I.S. Fund — Class 3 Shares
2023	1.45% to 2.95%	18,946,307	16.93 to 10.46	273,380	1.93%	13.54% to 11.82%
2022	1.45% to 2.95%	22,276,836	14.91 to 9.36	284,279	0.38%	(17.92)% to (19.17)%
2021	1.45% to 2.95%	25,159,448	18.17 to 11.58	393,270	1.75%	11.56% to 9.86%
2020	1.45% to 2.95%	29,261,248	16.28 to 10.54	416,050	1.61%	4.60% to 3.01%
2019	1.45% to 2.95%	33,412,583	15.57 to 10.23	457,614	1.98%	13.89% to 4.80%
U.S. Equity V.I.S. Fund — Class 1 Shares
2023	0.75% to 1.95%	441,567	43.47 to 37.96	17,472	0.47%	26.95% to 25.42%
2022	0.75% to 1.95%	545,773	34.24 to 30.26	17,119	0.46%	(19.52)% to (20.49)%
2021	0.75% to 1.95%	632,397	42.54 to 38.06	24,875	0.33%	24.55% to 23.05%
2020	0.75% to 1.95%	712,379	34.16 to 30.93	22,655	0.52%	21.72% to 20.25%
2019	0.75% to 1.85%	811,378	28.06 to 25.86	21,421	0.64%	30.78% to 29.33%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2023	1.15% to 1.60%	463,510	75.73 to 31.06	23,488	0.00%	31.15% to 30.56%
2022	1.15% to 1.60%	522,231	57.74 to 23.79	20,174	0.00%	(39.36)% to (39.63)%
2021	1.15% to 1.60%	571,353	95.22 to 39.42	36,365	0.00%	10.56% to 10.06%
2020	1.15% to 1.60%	670,853	86.13 to 35.81	37,760	0.18%	65.11% to 64.37%
2019	1.15% to 1.60%	761,308	52.17 to 21.79	25,695	0.00%	25.97% to 25.40%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2023	1.15% to 1.60%	356,063	37.90 to 27.06	11,505	0.00%	15.16% to 14.64%
2022	1.15% to 1.60%	400,023	32.91 to 23.61	11,230	0.00%	(38.73)% to (39.00)%
2021	1.15% to 1.60%	434,896	53.72 to 38.70	20,053	0.00%	(7.14)% to (7.56)%
2020	1.15% to 1.60%	504,148	57.85 to 41.87	25,158	1.04%	65.23% to 64.49%
2019	1.15% to 1.60%	597,545	35.01 to 25.45	18,057	0.00%	27.85% to 27.27%
The Prudential Series Fund
PSF Mid-Cap Growth Portfolio — Class II Shares
2023	1.55% to 1.55%	399	43.54 to 43.54	17	0.00%	21.15% to 21.15%
2022	1.55% to 1.55%	413	35.94 to 35.94	15	0.00%	(28.37)% to (28.37)%
2021	1.55% to 1.55%	600	50.17 to 50.17	30	0.00%	8.52% to 8.52%
2020	1.55% to 1.55%	617	46.23 to 46.23	29	0.00%	44.63% to 44.63%
2019	1.55% to 1.55%	618	31.96 to 31.96	20	0.00%	35.04% to 35.04%
PSF Natural Resources Portfolio — Class II Shares
2023	1.45% to 2.95%	1,883,747	20.44 to 14.87	19,099	0.00%	0.11% to (1.41)%
2022	1.45% to 2.70%	1,115,948	20.42 to 15.22	19,862	0.00%	19.79% to 18.27%
2021	1.45% to 2.70%	1,114,323	17.05 to 12.86	15,426	0.00%	23.22% to 21.66%
2020	1.45% to 2.95%	2,971,820	13.83 to 10.53	20,161	0.00%	10.20% to 8.52%
2019	1.45% to 2.95%	5,525,658	12.55 to 9.71	33,708	0.00%	8.66% to (5.94)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PSF PGIM Jennison Blend Portfolio — Class II Shares
2023	1.45% to 2.30%	382,268	10.38 to 10.37	4,242	0.00%	3.77% to 3.72%
2022	1.55% to 1.55%	—	26.21 to 26.21	—	0.00%	(26.55)% to (26.55)%
2021	1.55% to 1.55%	—	35.68 to 35.68	—	0.00%	18.03% to 18.03%
2020	1.55% to 1.55%	—	30.23 to 30.23	—	0.00%	26.50% to 26.50%
2019	1.55% to 1.55%	—	23.90 to 23.90	—	0.00%	26.38% to 26.38%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2023	1.45% to 2.30%	107,199	73.55 to 46.17	7,592	0.00%	50.69% to 49.39%
2022	1.45% to 2.30%	118,813	48.81 to 30.90	5,548	0.00%	(38.75)% to (39.28)%
2021	1.45% to 2.30%	138,763	79.69 to 50.89	10,610	0.00%	13.88% to 12.90%
2020	1.45% to 2.30%	146,330	69.98 to 45.08	9,860	0.00%	53.32% to 52.00%
2019	1.45% to 2.30%	130,384	45.65 to 29.66	5,678	0.00%	30.90% to 29.77%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021 to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from March 10, 2023, to December 31, 2023.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Financial Statements

Years Ended December 31, 2023, 2022 and 2021

(With Independent Auditors’ Report Thereon)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report

Audit, Compensation, and Nominating Committee

Genworth Life and Annuity Insurance Company:

Report on the Audit of the Financial Statements

Opinions

We have audited the financial statements of Genworth Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of summary of operations, statutory statements of changes in capital and surplus, and statutory statements of cash flow for each of the years in the three-year period ended December 31, 2023 and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

F-1

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Richmond, Virginia

April 18, 2024

F-2

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2023 and 2022

(Dollar amounts in millions, except per share amounts)

	2023	2022
Admitted Assets
Cash and invested assets:
Bonds	$9,199.0	$9,787.8
Preferred stocks — nonaffiliates	14.0	14.4
Common stocks — affiliates	118.1	118.7
Common stocks — nonaffiliates	45.7	44.7
Mortgage loans	1,681.5	1,745.5
Real estate	11.0	11.7
Contract loans	433.3	441.4
Cash, cash equivalents and short-term investments	314.3	215.3
Other invested assets	166.6	141.5
Receivable for securities	3.8	9.5
Derivative assets	16.5	8.2

Total cash and invested assets	12,003.8	12,538.7

Amounts recoverable from reinsurers and funds held	356.6	461.3
Deferred tax asset	95.1	104.9
Guaranty funds receivable	6.7	6.5
Premiums and accounts receivable	315.2	347.6
Investment income due and accrued	114.9	118.8
Receivable from parent, subsidiaries and affiliates	0.2	0.1
Other assets	10.4	10.7
Separate account assets	4,231.0	4,135.3

Total admitted assets	$17,133.9	$17,723.9

F-3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — Continued

December 31, 2023 and 2022

(Dollar amounts in millions, except per share amounts)

	2023	2022
Liabilities and Capital and Surplus
Liabilities
Aggregate reserves — life	$7,050.7	$7,183.8
Aggregate reserves — annuity contracts	2,425.8	2,884.9
Aggregate reserves — accident and health policies	0.4	0.5
Liability for deposit-type contracts	432.0	561.6
Liability for policy and contract claims	91.6	102.1
Policyholders dividends	0.3	0.3
Premiums and annuity considerations received in advance	4.3	5.1
Other amounts payable on reinsurance	138.3	153.7
Interest maintenance reserve	30.8	42.7
Commissions payable	0.1	0.1
General expenses due or accrued	1.0	1.5
Transfers to separate accounts due or accrued	(11.3)	(8.4)
Taxes, licenses, and fees due or accrued	7.4	7.6
Current Federal income tax payable	2.2	29.0
Unearned investment income	5.5	5.3
Amounts withheld or retained by company as agent or trustee	23.3	17.8
Remittances and items not allocated	26.1	19.7
Asset valuation reserve	119.1	109.6
Payable to parent, subsidiaries and affiliates	11.8	10.2
Funds held under coinsurance and treaties with unauthorized reinsurers	1,646.5	1,641.7
Reinsurance in unauthorized companies	—	12.4
Payable for securities	—	0.1
Derivative liabilities	0.9	0.6
Payable for collateral received from derivatives counterparties	1.1	2.2
Separate account liabilities	4,231.0	4,135.3

Total liabilities	16,238.9	16,919.4

Capital and surplus:
Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)	25.6	25.6
Paid in surplus	1,456.7	1,456.7
Unassigned deficit	(587.3)	(677.8)

Total capital and surplus	895.0	804.5

Total liabilities and capital and surplus	$17,133.9	$17,723.9

See accompanying notes to statutory financial statements.

F-4

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Summary of Operations

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Revenues:
Premiums and annuity considerations	$220.1	$181.7	$(1,249.1)
Considerations for supplementary contracts with life contingencies	23.8	26.5	25.0
Net investment income	552.8	570.7	630.5
Amortization of interest maintenance reserve	2.1	4.5	4.3
Commissions and expense allowances on reinsurance ceded	97.7	124.8	1,517.0
Reserve adjustments on reinsurance ceded	(95.4)	(89.3)	(92.3)
Income from fees associated with investment management, administration, and contract guarantees from separate accounts	78.0	85.4	100.2
Other income	24.1	23.7	20.1

Total revenues	903.2	928.0	955.7

Benefits:
Death benefits	419.7	370.0	437.9
Matured endowments	2.0	1.8	2.0
Annuity benefits	308.6	331.3	378.4
Disability benefits and benefits under accident and health policies	4.1	4.5	4.7
Surrender benefits and other fund withdrawals	511.7	586.3	939.6
Payments on supplementary contracts with life contingencies	20.6	19.0	17.1
Interest and adjustments on contracts or deposit-type contract funds	15.0	16.3	21.7
Decrease in aggregate reserves — life, annuity and accident and health	(592.3)	(464.6)	(622.3)

Total benefits	689.4	864.6	1,179.1

Expenses:
Commissions	83.9	90.2	102.4
General insurance expenses	134.5	168.0	146.0
Insurance taxes, licenses, and fees, excluding Federal income taxes	20.8	21.5	25.3
Net transfer from separate accounts	(329.8)	(335.6)	(460.7)
Other expenses	71.5	59.1	78.2

Total expenses	(19.1)	3.2	(108.8)

Total benefits and expenses	670.3	867.8	1,070.3

Income (loss) before Federal income taxes and realized capital gains (losses), net	232.9	60.2	(114.6)
Federal income taxes	14.9	(23.4)	(52.3)

Income (loss) before realized capital gains (losses)	218.0	83.6	(62.3)
Realized capital losses, net	(119.6)	(83.5)	(117.0)

Net income (loss)	$98.4	$0.1	$(179.3)

See accompanying notes to statutory financial statements.

F-5

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	Common stock
	Amount	Shares	Paid in surplus	Unassigned deficit	Total
Balances as of December 31, 2020	$25.6	25,651	$1,456.7	$(490.5)	$991.8
Net loss	—	—	—	(179.3)	(179.3)
Change in net unrealized capital gains and losses	—	—	—	308.7	308.7
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(0.2)	(0.2)
Change in net deferred income taxes	—	—	—	62.8	62.8
Change in nonadmitted assets	—	—	—	(74.6)	(74.6)
Change in liability for reinsurance in unauthorized companies	—	—	—	0.5	0.5
Change in asset valuation reserve	—	—	—	(5.1)	(5.1)
Change in surplus as a result of reinsurance	—	—	—	(15.1)	(15.1)
Special tax allocation agreement with Genworth	—	—	—	(224.9)	(224.9)

Balances as of December 31, 2021	25.6	25,651	1,456.7	(617.7)	864.6
Net income	—	—	—	0.1	0.1
Change in net unrealized capital gains and losses	—	—	—	160.4	160.4
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(1.2)	(1.2)
Change in net deferred income taxes	—	—	—	(7.2)	(7.2)
Change in nonadmitted assets	—	—	—	(1.5)	(1.5)
Change in liability for reinsurance in unauthorized companies	—	—	—	(12.4)	(12.4)
Change in asset valuation reserve	—	—	—	5.1	5.1
Change in surplus as a result of reinsurance	—	—	—	(45.3)	(45.3)
Prior period correction — cross-entity term conversions	—	—	—	19.7	19.7
Special tax allocation agreement with Genworth	—	—	—	(177.8)	(177.8)

Balances as of December 31, 2022	25.6	25,651	1,456.7	(677.8)	804.5
Net income	—	—	—	98.4	98.4
Change in net unrealized capital gains and losses	—	—	—	(5.0)	(5.0)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	1.3	1.3
Change in net deferred income taxes	—	—	—	(6.6)	(6.6)
Change in nonadmitted assets	—	—	—	31.3	31.3
Change in liability for reinsurance in unauthorized companies	—	—	—	12.4	12.4
Change in asset valuation reserve	—	—	—	(9.5)	(9.5)
Change in surplus as a result of reinsurance	—	—	—	(31.8)	(31.8)

Balances as of December 31, 2023	$25.6	25,651	$1,456.7	$(587.3)	$895.0

See accompanying notes to statutory financial statements.

F-6

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Cash flow from operations:
Premiums collected net of reinsurance	$231.7	$210.1	$(1,216.6)
Net investment income	538.7	559.1	621.4
Miscellaneous income	140.4	116.3	1,160.7

Total cash provided from revenues	910.8	885.5	565.5

Benefit and loss related payments	1,143.9	1,257.6	1,763.4
Net transfers from separate, segregated accounts, and protected cell accounts	(327.0)	(335.1)	(458.9)
Commissions, expenses paid, and aggregate write-ins for deductions	236.4	276.3	267.2
Federal income taxes paid (recovered), net of capital gains (losses)	66.1	(19.6)	6.5

Total cash applied to benefits and general and other expenses	1,119.4	1,179.2	1,578.2

Net cash applied to operations	(208.6)	(293.7)	(1,012.7)

Cash flow from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	827.1	848.4	1,737.5
Stocks	8.4	14.3	104.9
Mortgage loans	91.9	219.4	265.0
Real estate	—	2.2	—
Other invested assets	2.2	1.2	1.6
Miscellaneous proceeds	2.7	18.0	68.4

Total investment proceeds	932.3	1,103.5	2,177.4

Cost of investments acquired:
Bonds	238.4	276.4	525.1
Stocks	4.9	1.3	19.6
Mortgage loans	27.9	211.8	300.8
Real estate	—	—	0.5
Other invested assets	26.0	21.5	—
Miscellaneous applications	93.6	73.0	110.9

Total investments acquired	390.8	584.0	956.9
Net decrease in contract loans and premium notes	(8.2)	(21.3)	(11.8)

Net cash provided by investments	549.7	540.8	1,232.3

Cash flow from financing and miscellaneous sources:
Cash applied:
Net deposits on deposit-type contracts and other insurance liabilities	(209.9)	(140.0)	(247.1)
Other cash applied	(32.2)	(61.1)	(46.1)

Net cash applied to financing and miscellaneous sources	(242.1)	(201.1)	(293.2)

Net change in cash, cash equivalents and short-term investments	99.0	46.0	(73.6)
Cash, cash equivalents and short-term investments:
Beginning of year	215.3	169.3	242.9

End of year	$314.3	$215.3	$169.3

F-7

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow — Continued

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Supplemental information:
Interest capitalization — net investment income	$(8.2)	$(8.1)	$(8.4)
Interest capitalization — bond purchases	(8.2)	(8.1)	(8.4)
Securities exchanged — bond proceeds	(62.6)	(108.7)	(108.9)
Securities exchanged — bond purchases	(62.6)	(108.7)	(104.4)
Securities exchanged — surplus note acquired	—	—	(4.5)
Tax sharing agreement transfer of taxes payable — taxes paid	(28.2)	(22.6)	(9.3)
Tax sharing agreement transfer of taxes payable — stock proceeds	(38.9)	(364.5)	(230.4)
Tax sharing agreement transfer of taxes payable — stock purchases	(67.1)	(209.3)	(14.8)
Tax sharing agreement transfer of taxes payable — special tax allocation agreement	—	(177.8)	(224.9)
Reinsurance treaty non-cash transaction Scottish Re recapture — premiums collected net of reinsurance	(36.7)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — miscellaneous income	(6.8)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — benefit and loss related payments	(30.9)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — other cash applied	(1.0)	—	—
Transfer of securities from affiliate as return of capital — stock proceeds	—	—	(82.5)
Transfer of securities from affiliate as return of capital — bond purchases	—	—	(81.8)
Transfer of securities from affiliate as return of capital — net investment income	—	—	(0.7)
Transfer to surplus notes — bonds proceeds	—	—	(54.2)
Transfer from bonds — other invested assets purchases	—	—	(54.2)
Reinsurance treaties — investment income	—	—	(0.2)
Reinsurance treaties — commissions ceded	—	—	(391.1)
Reinsurance treaties — bond purchases	—	—	(18.8)
Reinsurance treaties — funds withheld adjustment	—	—	(371.2)

See accompanying notes to statutory financial statements.

F-8

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(1)	Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Corporate Structure

Genworth Life and Annuity Insurance Company (the “Company” or “GLAIC”) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company (“GLIC”), which is wholly-owned by Genworth North America Corporation (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

The following are the Company’s direct subsidiaries with percentage of ownership listed as of December 31, 2023:

Genworth Life Insurance Company of New York (“GLICNY”)	34.5%
River Lake Insurance Company VI (“RLIC VI”)	100.0
River Lake Insurance Company X (“RLIC X”)	100.0
GNWLAAC Real Estate Holding, LLC (“GNWLAAC RE”)	100.0
Newco Properties, Inc. (“Newco”)	100.0
Jamestown Assignment Company, Inc. (“JAC”)	100.0
Assigned Settlement Inc. (“ASI”)	100.0

In October 2021, Jamestown Life Insurance Company (“JLIC”), a licensed insurance company in the Commonwealth of Virginia, withdrew its insurance license but continues to operate as a structured settlement annuity assignment company. Effective March 31, 2022, JLIC was renamed JAC.

As of December 31, 2023, GNWLAAC RE, JAC and ASI were unaudited and fully nonadmitted.

The Company’s direct subsidiaries previously included River Lake Insurance Company VII (“RLIC VII”) and River Lake Insurance Company VIII (“RLIC VIII”). RLIC VII and RLIC VIII were dissolved on March 17, 2022.

(b) Nature of Business

The Company’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits (“GMDBs”). Some of the Company’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits (“GMWBs”) and certain types of guaranteed annuitization benefits.

(c) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the “Virginia Bureau”). These prescribed statutory accounting practices (“SAP”) include a variety of publications of the National

F-9

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Association of Insurance Commissioners (“NAIC”), including Statements of Statutory Accounting Principles (“SSAP”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Certain of the Company’s subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates.

(d) Differences Between SAP and U.S. GAAP

The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles (“U.S. GAAP”), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost under SAP. The amortized cost is written down when an impairment is deemed other-than-temporary. Under U.S. GAAP, investments in bonds are carried at fair value with changes recorded in accumulated other comprehensive income (loss). A temporary allowance is recorded for declines in fair value related to credit losses.

•

The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

•

The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

•

Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

•

Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income (loss) is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge (“non-qualifying derivatives”) are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives’ impact on operations is limited to payments and receipts of periodic coupons.

•

Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

F-10

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

•

Interest maintenance reserve (“IMR”) represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

•

Asset valuation reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

•

Certain assets, principally furniture, equipment, prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

•

Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance (“LTC”) are based on morbidity assumptions derived from the Company’s experience. Asset adequacy analysis (for which the Company uses cash flow testing) is performed annually using best estimate assumptions with provisions for adverse deviation to determine if there is adequate margin when comparing assets to all future liabilities under moderately adverse conditions. If the margin is negative, the Company would be required to record additional statutory reserves in the statutory statement of summary of operations. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. The U.S. GAAP liability uses best estimate cash flow assumptions, which are reviewed at least annually or more frequently if actual experience indicates a change is required. The change in the liability for future policy benefits resulting from cash flow assumption updates is recorded in the income statement.

•

Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized on a constant-level basis.

•

Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income (loss).

F-11

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

•

Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Under SAP, Federal income taxes are provided for in the Company’s estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

•

The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

•	SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

(e) Recognition of Revenue and Related Expenses

Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

(f) Investments

Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated (“SCA”) insurance companies are carried at the Company’s proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the audited U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

Investments in preferred stocks are carried at fair value.

Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

F-12

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments (“OTTI”). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security’s carrying value and its fair value.

For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Investments in real estate are stated at depreciated cost. As of December 31, 2023 and 2022, the Company’s investment in real estate consisted of properties occupied by the Company of $11.0 and $11.7, respectively. On September 16, 2022, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $2.4. As a result of the sale, the Company recorded a pre-tax gain of $1.8.

Newco, a noninsurance subsidiary, owns and leases certain properties occupied by the Company and its affiliates.

Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. GNWLAAC RE was nonadmitted as of December 31, 2023 and 2022.

Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded

F-13

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks, preferred stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

The Company may from time to time participate in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. As of December 31, 2023 and 2022, there were no loaned securities or collateral held.

Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(g) Fair Value Measurements

The Company may from time to time hold certain long-term bonds, common and preferred stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

F-14

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

(h) Investment Income Due and Accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2023 and 2022, the Company’s nonadmitted investment income due and accrued was zero.

(i) Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

(j) Aggregate Reserves and Liability for Deposit-Type Contracts

Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

F-15

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Variable annuity reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities.

Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

(k) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

(l) Interest Maintenance Reserve

IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

(m) Asset Valuation Reserve

AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(n) Federal Income Taxes

The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.

F-16

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(o) Reinsurance

Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

Policy and contract liabilities ceded have been reported as reductions to the related reserves.

(p) Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

(q) Electronic Data Processing (“EDP”) Equipment and Software

EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2023 and 2022, EDP equipment and operating software and non-operating software totaled $0.5 and $1.4, respectively. For the years ended December 31, 2023, 2022 and 2021, total depreciation expense for EDP equipment and operating software and non-operating software was $3.2, $4.0 and $4.1, respectively. Of these amounts, $0.3, $0.5 and $0.6 were related to EDP equipment and operating software as of December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, total accumulated depreciation totaled $113.4 and $112.4, respectively, inclusive of $0.2 related to EDP equipment and operating software in both periods.

(r) Derivative Instruments

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

The Company uses cross currency swaps, equity index options, bond purchase commitments, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company’s annuity liabilities. Bond purchase commitments are used to lock in prices of future bond purchases.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized

F-17

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

(s) Experience Refunds

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

(t) Going Concern

The Company’s management does not have any doubts about the Company’s ability to continue as a going concern within one year from the date the statutory financial statements were issued.

(u) Accounting Changes

In March 2023, the NAIC adopted modifications to SSAP No. 34, Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (“PIK”) interest. See Note 2.

In August 2022, the NAIC adopted Actuarial Guideline LIII, Application of the Valuation Manual for Testing the Adequacy of Life Insurer Reserves (“AG 53”), which was effective December 31, 2022. AG 53 provides uniform guidance and clarification of the requirements for the appropriate support of certain assumptions for the asset adequacy analysis performed by life insurers. The adoption of AG 53 did not have an impact on the Company’s financial statements.

(v) Correction of Error

During 2022, the Company recorded a prior period correction related to historical reinsurance impacts on cross-entity term conversions. To record this correction, the Company recorded a reinsurance recoverable from GLIC of $25.0 and decreased net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit, in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. See Notes 5 and 16 for additional information.

F-18

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(2)	Investments

(a) Bonds and Preferred and Common Stocks

As of December 31, 2023 and 2022, the carrying value, gross unrealized gains and losses, and fair value of the Company’s bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	2023
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$482.5	$20.2	$—	$(49.9)	$—	$452.8
All other governments	128.9	3.7	—	(15.8)	—	116.8
States, territories, and possessions	116.2	2.8	—	(0.9)	—	118.1
Special revenue and special assessment obligations	330.7	10.0	—	(21.5)	—	319.2
Industrial and miscellaneous	7,038.4	121.7	—	(572.7)	—	6,587.4
Residential mortgage-backed	348.2	2.7	—	(20.0)	—	330.9
Commercial mortgage-backed	456.9	—	—	(83.6)	—	373.3
Other asset-backed and structured securities	252.6	0.2	—	(7.7)	—	245.1
Hybrids	44.6	0.6	—	(0.3)	—	44.9

Total bonds	9,199.0	161.9	—	(772.4)	—	8,588.5
Preferred and common stocks — nonaffiliates	59.7	—	—	—	—	59.7

Total bonds and preferred and common stocks	$9,258.7	$161.9	$—	$(772.4)	$—	$8,648.2

	2022
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$508.1	$22.0	$—	$(47.7)	$—	$482.4
All other governments	136.5	3.7	—	(18.0)	—	122.2
States, territories, and possessions	117.2	1.6	—	(1.9)	—	116.9
Special revenue and special assessment obligations	397.6	8.0	—	(32.1)	—	373.5
Industrial and miscellaneous	7,325.6	62.0	—	(795.4)	—	6,592.2
Residential mortgage-backed	381.1	2.3	—	(24.5)	—	358.9
Commercial mortgage-backed	585.1	0.1	—	(76.6)	—	508.6
Other asset-backed and structured securities	288.4	—	—	(16.0)	—	272.4
Hybrids	48.2	0.4	—	(2.5)	—	46.1

Total bonds	9,787.8	100.1	—	(1,014.7)	—	8,873.2
Preferred and common stocks — nonaffiliates	59.1	—	—	—	—	59.1

Total bonds and preferred and common stocks	$9,846.9	$100.1	$—	$(1,014.7)	$—	$8,932.3

Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for

F-19

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, unrealized losses on bonds where carrying value equaled fair value were de minimis as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, the scheduled contractual maturity distribution of the bond portfolio was as follows:

	2023
	Carrying value	Fair value
Due in one year or less	$239.4	$237.7
Due after one year through five years	1,182.7	1,167.0
Due after five years through ten years	1,364.2	1,308.8
Due after ten years	5,355.0	4,925.7

Subtotals	8,141.3	7,639.2
Residential mortgage-backed	348.2	330.9
Commercial mortgage-backed	456.9	373.3
Other asset-backed structured securities	252.6	245.1

Totals	$9,199.0	$8,588.5

Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.8 as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, approximately 76.5% and 74.8%, respectively, of the Company’s long-term bond portfolio was composed of security issues in the industrial and miscellaneous category, the vast majority of which are rated investment grade and are senior secured bonds. The Company’s portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2023 and 2022, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

The credit quality mix of the bond portfolio as of December 31, 2023 and 2022 was as follows. The quality ratings represent NAIC designations.

	2023		2022
	Carrying value	Percent	Carrying value	Percent
Class 1 — highest quality	$4,827.8	52.5%	$4,976.3	50.8%
Class 2 — high quality	4,033.5	43.8	4,423.4	45.2
Class 3 — medium quality	312.6	3.4	368.6	3.8
Class 4 — low quality	18.0	0.2	19.4	0.2
Class 5 — lower quality	7.0	0.1	—	—
Class 6 — in or near default	0.1	—	0.1	—

Totals	$9,199.0	100.0%	$9,787.8	100.0%

F-20

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor’s Financial Services LLC or Moody’s Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

There were no bonds in default as of December 31, 2023 and 2022.

(b) Common Stocks of Affiliates

The Company’s investment in common stocks of affiliates as of December 31, 2023 and 2022 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company’s insurance company subsidiaries as of and for the years ended December 31, 2023, 2022 and 2021:

	GLICNY	RLIC VI1	RLIC X1
2023
Total admitted assets	$7,050.7	$2,038.2	$926.6
Total liabilities	6,838.8	1,966.5	901.5
Total capital and surplus	211.9	71.7	25.1
Net income (loss)	(1.1)	80.3	13.5

2022
Total admitted assets	$7,262.1	$2,196.4	$952.2
Total liabilities	7,050.4	2,122.2	930.5
Total capital and surplus	211.7	74.2	21.7
Net income	0.3	185.8	66.8

2021
Total admitted assets	$7,569.5	$2,319.5	$959.7
Total liabilities	7,345.3	2,253.9	928.4
Total capital and surplus	224.2	65.6	31.3
Net income (loss)	7.5	(814.1)	(527.1)

[1]	As of December 31, 2023 and 2022, the Company carried its investment in the subsidiary at zero.

As of December 31, 2023 and 2022, the Company’s investment in GLICNY was $73.1 and $73.0, respectively.

Effective December 1, 2021, RLIC X was granted a permitted practice from the Vermont Department of Financial Regulation to record an excess of loss (“XOL”) reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) as a gross admitted asset and as paid in surplus.

Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the “RLIC VI XOL Treaty”) with Canada Life Assurance Company (“Canada Life”), operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice from the Delaware Department of Insurance (“Delaware Department”) pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. Effective December 1, 2021, RLIC VI was granted a permitted practice from the Delaware Department whereby RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the term life insurance policies as a gross admitted asset and as paid in surplus.

F-21

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company has an investment in Newco which is audited and fully admitted at audited U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2023 and 2022, the Company’s investment in Newco was $45.0 and $45.7, respectively. Statutory goodwill was amortized over 10 years in accordance with SSAP No. 97 and was fully amortized in 2022. The amount amortized for the years ended December 31, 2022 and 2021 was $0.8 and $1.0, respectively.

As of December 31, 2023 and 2022, GNWLAAC RE and JAC were unaudited and nonadmitted.

(c) Mortgage Loans

As of December 31, 2023 and 2022, the Company’s mortgage loan portfolio consisted of 367 and 379, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2023 were 6.5% and 6.0%, respectively. All of the mortgage loans were current as of December 31, 2023 and 2022.

The Company’s mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2023 and 2022:

	2023		2022
Property type	Carrying value	Percent of total	Carrying value	Percent of total
Retail	$656.7	39.1%	$680.0	39.0%
Office	420.9	25.0	438.9	25.1
Industrial	403.1	24.0	417.8	23.9
Mixed use	99.4	5.9	98.3	5.6
Apartments	73.2	4.3	81.3	4.7
Other	28.2	1.7	29.2	1.7

Total principal balance	$1,681.5	100.0%	$1,745.5	100.0%

	2023		2022
Geographic region	Carrying value	Percent of total	Carrying value	Percent of total
South Atlantic	$468.3	27.8%	$478.7	27.4%
Pacific	320.6	19.1	340.0	19.5
Mountain	180.7	10.7	187.3	10.7
Middle Atlantic	164.9	9.8	172.9	9.9
West North Central	149.1	8.9	158.5	9.1
East North Central	136.1	8.1	139.4	8.0
West South Central	130.0	7.7	130.9	7.5
East South Central	81.6	4.9	85.8	4.9
New England	50.2	3.0	52.0	3.0

Total principal balance	$1,681.5	100.0%	$1,745.5	100.0%

F-22

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2023 and 2022. The Company had no impaired loans as of December 31, 2023 and 2022.

The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2023 and 2022:

	2023			2022
	Commercial			Commercial
	Insured	All Other	Total	Insured	All Other	Total
Recorded investment (All)
Current (less than 30 days past due)	$—	$1,681.5	$1,681.5	$—	$1,745.5	$1,745.5
Interest reduced
Recorded investment	$—	$—	$—	$—	$15.1	$15.1
Number of loans	—	—	—	—	1	1
Percent reduced	—%	—%	—%	—%	0.6%	0.6%
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—	$—

As of December 31, 2023 and 2022, the Company held no farm, mezzanine or residential mortgage loans.

During the years ended December 31, 2023 and 2022, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in the Company’s expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2023, 2022 and 2021, the Company originated $3.8, $28.1, and $7.4, respectively, in mortgage loans secured by real estate in California. As of December 31, 2023 and 2022, the Company held $191.3 and $205.0, respectively, of mortgages secured by real estate in California, which was 11.4% and 11.7%, respectively, of its total mortgage portfolio.

F-23

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2023 and 2022:

	2023 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$214.6	$222.3	$219.8	$—	$—	$656.7
Office	81.7	45.4	286.8	7.0	—	420.9
Industrial	193.1	64.8	145.2	—	—	403.1
Mixed use	22.9	1.6	74.9	—	—	99.4
Apartments	34.0	8.4	30.8	—	—	73.2
Other	10.7	—	17.5	—	—	28.2

Total	$557.0	$342.5	$775.0	$7.0	$—	$1,681.5

Percent of total	33.1%	20.4%	46.1%	0.4%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	1.4	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2022 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$213.1	$165.3	$301.6	$—	$—	$680.0
Office	90.6	44.9	303.4	—	—	438.9
Industrial	211.5	43.8	162.5	—	—	417.8
Mixed use	18.3	13.2	66.8	—	—	98.3
Apartments	41.4	8.5	31.4	—	—	81.3
Other	11.3	—	17.9	—	—	29.2

Total	$586.2	$275.7	$883.6	$—	$—	$1,745.5

Percent of total	33.6%	15.8%	50.6%	—%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	—	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-24

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2023 and 2022:

	2023 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$21.7	$18.3	$109.8	$283.4	$223.5	$656.7
Office	53.0	10.4	75.3	175.5	106.7	420.9
Industrial	10.8	1.7	27.5	151.6	211.5	403.1
Mixed use	0.8	9.2	20.9	32.0	36.5	99.4
Apartments	2.2	—	7.6	52.4	11.0	73.2
Other	—	14.6	2.9	3.4	7.3	28.2

Total	$88.5	$54.2	$244.0	$698.3	$596.5	$1,681.5

Percent of total	5.3%	3.2%	14.5%	41.5%	35.5%	100.0%

Weighted-average loan-to-value(2)	63.6%	63.8%	63.9%	58.1%	47.1%	55.5%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2022 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$22.1	$21.2	$127.3	$318.2	$191.2	$680.0
Office	7.0	73.0	37.9	224.2	96.8	438.9
Industrial	0.8	7.4	40.0	188.7	180.9	417.8
Mixed use	—	5.6	9.8	49.8	33.1	98.3
Apartments	—	—	26.7	41.7	12.9	81.3
Other	14.9	0.0	3.0	3.6	7.7	29.2

Total	$44.8	$107.2	$244.7	$826.2	$522.6	$1,745.5

Percent of total	2.6%	6.1%	14.0%	47.3%	30.0%	100.0%

Weighted-average loan-to-value(2)	63.3%	61.0%	62.8%	60.7%	44.6%	56.3%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-25

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

As of December 31, 2023 and 2022, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2023:

Fund name	Remaining years	Required holding period
Alliant EWA Villages II Hawaii, LLC	1	15

The low income housing tax credit (“LIHTC”) and other tax benefits recognized during the years ending December 31, 2023, 2022 and 2021 were as follows:

Fund name	State	2023	2022	2021
Alliant EWA Villages II Hawaii, LLC	Hawaii	$0.2	$0.2	$0.2

Total		$0.2	$0.2	$0.2

The balance of the investment recognized was as follows:

Fund name	2023	2022
Alliant EWA Villages II Hawaii, LLC	$—	$0.1

As of December 31, 2023, there were no LIHTC properties currently subject to any regulatory reviews.

As of December 31, 2023, the Company’s investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

The fair value of the below listed limited partnership funds declined during the years ended December 31, 2023, 2022 and 2021 as follows:

	Amount of impairment
Description	2023	2022	2021
Carlyle Realty Partners, Fund V	$—	$—	$2.0

The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

(d) Derivative Instruments

The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company’s annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives

F-26

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Association, Inc (“ISDA”) Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

The Company uses bond purchase commitments to lock in prices of future bond purchases.

Counterparty Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company’s maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

The current credit exposure of the Company’s derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2023, the counterparties to all of the Company’s derivatives had a minimum credit rating of BBB+. As of December 31, 2023 and 2022, the Company held derivative counterparty collateral with fair value of $3.8 and $6.5, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2023 and 2022:

	2023			2022
Derivative type	Carrying value	Fair value	Notional value	Carrying value	Fair value	Notional value
Financial futures	$—	$—	$1,120.7	$—	$—	$1,252.4
Cross currency swaps	(0.3)	1.2	29.9	1.1	3.6	29.9
Equity index options	14.9	14.9	701.1	5.7	5.7	935.7
Bond purchase commitments	—	19.8	385.0	—	—	—

Totals	$14.6	$35.9	$2,236.7	$6.8	$9.3	$2,218.0

The financial futures, cross currency swaps, equity index options, and bond purchase commitments in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2023, 2022 and 2021.

The Company recorded no unrealized gains or losses as of December 31, 2023 and 2022 resulting from derivatives that no longer qualify for hedge accounting.

For derivatives accounted for as cash flow hedges of a forecasted transaction:

1) As of December 31, 2023, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 10 years; and

2) For the years ended December 31, 2023, 2022, and 2021, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

F-27

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The futures margin account recorded as part of derivative assets was $1.0 and $0.8 as of December 31, 2023 and 2022, respectively.

The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

Certain of the Company’s master swap agreements contain a provision that allows the counterparty to terminate derivative transactions if the risk-based capital (_“RBC_”) ratio of the Company goes below a certain threshold. As of December 31, 2023, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements; therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

(e) Net Investment Income

For the years ended December 31, 2023, 2022 and 2021, the sources of net investment income of the Company were as follows:

	2023	2022	2021
Bonds	$439.6	$460.4	$506.7
Preferred and common stocks	2.8	2.3	2.5
Mortgage loans	74.1	80.6	101.6
Contract loans	27.3	27.6	24.0
Cash, cash equivalents and short-term investments	12.6	3.0	0.1
Real estate	3.6	3.6	3.6
Other invested assets	7.9	7.8	10.1
Derivative instruments	0.4	—	0.3
Other	0.1	0.1	0.1

Gross investment income	568.4	585.4	649.0
Investment and interest expenses	(15.6)	(14.7)	(18.5)

Net investment income	$552.8	$570.7	$630.5

The gross, nonadmitted and admitted amounts for interest income due and accrued as of December 31, 2023 were as follows:

Interest Income Due and Accrued	Amount
1. Gross	$114.9
2. Nonadmitted	$—
3. Admitted	$114.9

There was no aggregate deferred interest as of December 31, 2023.

The cumulative amounts of PIK interest included in the current principal balance as of December 31, 2023 was $59.8.

The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income (loss) generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023		2022		2021
	General account	Separate account	General account	Separate account	General account	Separate account
(1) Number of CUSIPS	9	—	22	—	40	—
(2) Aggregate amount of investment income (loss)	$(0.4)	$—	$3.4	$—	$11.0	$—

F-28

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

For the years ended December 31, 2023, 2022 and 2021, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

	2023	2022	2021
Proceeds from sales, maturities or other redemptions of bonds	$827.1	$848.4	$1,737.5

Gross realized capital:
Gains on sales	$40.5	$83.9	$118.9
Losses on sales	(173.8)	(166.8)	(181.5)

Net realized gains (losses) on sales	(133.3)	(82.9)	(62.6)
Impairment losses	—	—	(2.0)

Subtotal	(133.3)	(82.9)	(64.6)
Federal income tax provision	3.8	(1.0)	(20.5)
Transfers to IMR, net of tax	9.9	0.4	(31.9)

Realized capital gains (losses), net	$(119.6)	$(83.5)	$(117.0)

(f) Impairment of Investment Securities

The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

•	The Company intends to sell a security; or

•	The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

As of December 31, 2023, the Company had no loan-backed securities which recognized OTTI.

As of December 31, 2023, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

F-29

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2023:

	2023
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$9.7	$(0.1)	2	$177.2	$(49.8)	12
All other governments	1.6	—	1	84.8	(15.8)	20
States, territories and possessions	15.6	(0.1)	3	12.0	(0.8)	9
Special revenue and special assessment obligations	29.3	(0.3)	8	156.5	(21.2)	43
Industrial and miscellaneous	263.1	(5.3)	56	4,275.6	(567.4)	928
Residential mortgage-backed	25.5	(0.3)	13	174.9	(19.7)	69
Commercial mortgage-backed	8.0	(0.3)	3	365.3	(83.3)	75
Other asset-backed and structured securities	—	—	—	228.8	(7.7)	64
Hybrids	7.8	—	1	10.4	(0.3)	4

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

% below cost — fixed maturity securities:
<20% below cost	$360.6	$(6.4)	87	$4,518.0	$(421.3)	1,032
20-50% below cost	—	—	—	965.5	(341.7)	191
>50% below cost	—	—	—	2.0	(3.0)	1

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

% below cost — equity securities:
<20% below cost	7.8	(1.0)	1	4.9	(0.1)	2
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2
Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Investment grade — fixed maturity securities	$347.2	$(6.3)	82	$5,227.4	$(737.7)	1,150
Below investment grade — fixed maturity securities	13.4	(0.1)	5	258.1	(28.3)	74
Investment grade — equity securities	—	—	—	4.9	(0.1)	2
Below investment grade — equity securities	7.8	(1.0)	1	—	—	—

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Based on a qualitative and quantitative review of the issuers of the securities in the table above, the Company believes the decline in fair value was largely due to increasing interest rates and widening credit spreads and was not indicative of credit losses. The issuers continue to make timely principal and interest payments. For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

F-30

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2022:

	2022
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$177.2	$(47.4)	13	$5.2	$(0.3)	1
All other governments	78.0	(15.5)	20	9.1	(2.5)	3
States, territories and possessions	59.3	(1.7)	21	0.8	(0.2)	1
Special revenue and special assessment obligations	226.3	(29.2)	59	9.1	(2.9)	4
Industrial and miscellaneous	4,877.5	(688.8)	1,090	291.0	(106.6)	75
Residential mortgage-backed	224.2	(18.1)	83	18.7	(6.4)	10
Commercial mortgage-backed	474.5	(70.6)	87	24.2	(6.0)	6
Other asset-backed and structured securities	251.2	(13.0)	66	21.1	(3.0)	8
Hybrids	40.1	(2.5)	6	—	—	—

Total fixed maturity securities	6,408.3	(886.8)	1,445	379.2	(127.9)	108

Total equity securities	13.2	(0.7)	3	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

% below cost — fixed maturity securities:
<20% below cost	$5,319.7	$(509.4)	1,217	$120.2	$(19.6)	38
20-50% below cost	1,088.6	(377.4)	228	259.0	(108.3)	70
>50% below cost	—	—	—	—	—	—

Total fixed maturity securities	6,408.3	(886.8)	1,445	379.2	(127.9)	108

% below cost — equity securities:
<20% below cost	13.2	(0.7)	3	—	—	—
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	13.2	(0.7)	3	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

Investment grade — fixed maturity securities	$6,147.3	$(859.9)	1,368	$312.4	$(112.0)	92
Below investment grade — fixed maturity securities	261.0	(26.9)	77	66.8	(15.9)	16
Investment grade — equity securities	4.6	(0.4)	2	—	—	—
Below investment grade — equity securities	8.6	(0.3)	1	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

F-31

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(g) Sub-prime Mortgage Related Risk

Fair Isaac Company (“FICO”) developed the FICO credit-scoring model to calculate a score based upon a borrower’s credit history. FICO credit scores are used as one indicator of a borrower’s credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a “prime” loan and a score below 620 generally viewed as a “sub-prime” loan. “A minus” loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

As of December 31, 2023, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

The Company did not have any direct exposure in other investments with underlying sub-prime or Alt-A related risk as of December 31, 2023.

The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2023.

(h) Securities Lending

Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company’s separate accounts.

As of December 31, 2023 and 2022, there were no loaned securities or collateral held.

(i) Assets Pledged as Collateral

As of December 31, 2023 and 2022, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

The Company did not have any open securities lending transactions as of December 31, 2023 and 2022.

F-32

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(j) Restricted Assets

The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2023 and 2022:

	Gross (admitted and nonadmitted) restricted						Percentage
	2023
Restricted asset category	Total general account	Total separate account restricted assets	Total	Total from 2022	Increase/ (decrease)	Total 2023 admitted restricted	Gross (admitted and nonadmitted) restricted to total assets	Admitted restricted to total admitted assets
Federal Home Loan Bank (“FHLB”) capital stock	$17.1	$—	$17.1	$16.3	$0.8	$17.1	0.1%	0.1%
On deposit with states	7.8	—	7.8	7.8	—	7.8	—	—
Pledged as collateral:
Derivatives	143.9	—	143.9	135.6	8.3	143.9	0.8	0.8
Reinsurance trust	1,235.3	—	1,235.3	1,214.8	20.5	1,235.3	7.0	7.2
FHLB agreements	200.7	—	200.7	286.5	(85.8)	200.7	1.1	1.2

Total restricted assets	$1,604.8	$—	$1,604.8	$1,661.0	$(56.2)	$1,604.8	9.0%	9.3%

There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the Company held no other restricted assets.

There was no collateral received and reflected as assets within the Company’s financial statements as of December 31, 2023 and 2022.

(k) 5GI Securities

The table below presents 5GI securities held as of December 31, 2023 and 2022:

	Number of 5GI Securities		Aggregate BACV		Aggregate fair value
Investments	2023	2022	2023	2022	2023	2022
(1) Bonds — AC	$—	—	$—	$—	$—	$—
(2) Loan-backed & Structured Securities — AC	—	—	—	—	—	—
(3) Preferred Stock — AC	—	—	—	—	—	—
(4) Preferred Stock — FV	1	1	0.5	0.5	0.5	0.5

(5) Total (1+2+3+4)	1	1	$0.5	$0.5	$0.5	$0.5

AC — Amortized cost      FV — Fair value

F-33

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(3) Aggregate Reserves

As of December 31, 2023 and 2022, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:

	2023		2022
Line of business	Amount	Interest rates	Amount	Interest rates
Individual life:
Traditional	$503.9	4.1%	$532.1	4.2%
Universal	5,311.6	4.3%	5,296.1	4.3%
Supplementary contracts with life contingencies	117.3	3.6%	111.6	3.4%

Total individual life	5,932.8		5,939.8

Group life	13.9	4.4%	15.0	4.5%

Total life	5,946.7		5,954.8

Annuities:
Individual annuities:
Immediate	883.6	5.8%	959.8	5.9%
Deferred	990.6	4.3%	1,238.3	4.3%
Variable	55.9	3.4%	61.1	3.5%

Total individual annuities	1,930.1		2,259.2

Group annuities:
Other group annuities	26.1	6.4%	28.9	6.4%

Total annuities	1,956.2		2,288.1

Accidental death benefits	0.4	3.0%	0.5	3.0%
Disability:
Active lives	7.3	4.3%	8.3	4.3%
Disabled lives	61.8	3.7%	72.9	3.5%

Total disability	69.1		81.2

Other reserves	1,504.1	3.9%	1,744.1	4.0%
Accident and health:
Individual	0.4	3.4%	0.5	3.5%

Total accident and health	0.4		0.5

Total life, annuities, and accident and health aggregate reserves	9,476.9		10,069.2

Deposit-type funds:
Supplementary contracts without life contingencies	274.4	2.7%	344.3	2.6%
Other deposit-type funds	157.6	2.5%	217.3	2.2%

Total deposit-type funds	432.0		561.6

Total aggregate reserves and deposit-type funds	$9,908.9		$10,630.8

Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, or a-2000 mortality tables.

As of December 31, 2023 and 2022, the Company had $891.3 and $991.6, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to Actuarial Guideline XXXVIII (“AG38”) section 8.D.

F-34

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.4 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2023 and 2022.

Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or one-twenty-fourth of the annual valuation cost of insurance, adjusted for the substandard ratings on the policy.

The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

As of December 31, 2023 and 2022, the Company had $21,105.5 and $22,093.0, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $267.2 and $271.9, respectively, as of December 31, 2023 and 2022 and are reported in aggregate reserves — life and annuity contracts.

For certain interest sensitive life and immediate annuity reserves, tabular interest has been determined from basic data. The tabular interest for all other lines of business has been determined by formula as described in the NAIC instructions. For certain interest sensitive life reserves, tabular cost has been determined from basic data. Tabular cost for all other lines of business and tabular less actual reserve released have been determined by formula as described in the NAIC instructions.

For funds held on deposit, interest on funds was the actual interest credited to funds. For other funds not involving life contingencies, interest has been determined by formula or from basic data.

As of December 31, 2023, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

	2023
	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
A. Individual annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$734.0	$5.8	$—	$739.8	6.9%
b. At book value less current surrender charge of 5% or more	13.1	—	—	13.1	0.1
c. At fair value	—	—	3,895.2	3,895.2	36.5

d. Total with market value adjustment or at fair value (total of a-c)	747.1	5.8	3,895.2	4,648.1	43.5
e. At book value without adjustment (minimal or no charge or adjustment)	659.6	—	—	659.6	6.2
(2) Not subject to discretionary withdrawal	5,347.0	—	17.9	5,364.9	50.3

(3) Total (gross: direct + assumed)	6,753.7	5.8	3,913.1	10,672.6	100.0%

(4) Reinsurance ceded	4,706.3	—	—	4,706.3

(5) Total net (3) – (4)	$2,047.4	$5.8	$3,913.1	$5,966.3

(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$1.8	$—	$—	$1.8

F-35

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
B. Group annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	35.7	35.7	57.8

d. Total with market value adjustment or at fair value (total of a-c)	—	—	35.7	35.7	57.8
e. At book value without adjustment (minimal or no charge or adjustment)	0.8	—	—	0.8	1.3
(2) Not subject to discretionary withdrawal	25.3	—	—	25.3	40.9

(3) Total (gross: direct + assumed)	26.1	—	35.7	61.8	100.0%

(4) Reinsurance ceded	—	—	—	—

(5) Total net (3) – (4)	$26.1	$—	$35.7	$61.8

(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
C. Deposit-type contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

d. Total with market value adjustment or at fair value (total of a-c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	234.8	—	—	234.8	27.8
(2) Not subject to discretionary withdrawal	611.2	—	—	611.2	72.2

(3) Total (gross: direct + assumed)	846.0	—	—	846.0	100.0%

(4) Reinsurance ceded	414.0	—	—	414.0

(5) Total net (3) – (4)	$432.0	$—	$—	$432.0

(6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

F-36

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

As of December 31, 2023, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve
A. General account
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$140.7	$211.9
b. Universal life	1,814.2	1,599.4	1,767.4
c. Universal life with secondary guarantees	2,248.4	2,166.2	6,294.0
d. Indexed universal life	42.7	36.6	42.5
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	9.2	9.2	9.5
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	6,150.0
b. Accidental death benefits	XXX	XXX	0.4
c. Disability — active lives	XXX	XXX	8.6
d. Disability — disabled lives	XXX	XXX	63.1
e. Miscellaneous reserves	XXX	XXX	1,181.3

(3) Total (gross: direct + assumed)	4,114.5	3,952.1	15,728.7
(4) Reinsurance ceded	1,108.4	1,000.4	8,678.0

(5) Total (net) (3) – (4)	$3,006.1	$2,951.7	$7,050.7

	Account value	Cash value	Reserve
B. Separate account with guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	258.8	258.8	259.1
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	258.8	258.8	259.1
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$258.8	$258.8	$259.1

F-37

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	Account value	Cash value	Reserve
C. Separate account nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$—	$—	$—

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 and 2022 were as follows:

	2023		2022
	Gross	Net of loading	Gross	Net of loading
Industrial	$0.2	$0.2	$0.2	$0.2
Ordinary renewal	144.8	313.8	151.5	346.1
Group life	0.3	1.4	0.3	1.3

Total	$145.3	$315.4	$152.0	$347.6

The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2023 and 2022.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

The Company’s variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company’s separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2023 and 2022, the Company had reserves related to these guaranteed benefits of $352.3 and $485.2, respectively.

F-38

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2023 and 2022:

	2023	2022
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$1,726.7	$1,725.2
Net amount at risk	$1.5	$2.4
Average attained age of contract holders	77	77
Enhanced death benefits (step-up, roll-up, payment protection) account value	$901.3	$905.9
Net amount at risk	$115.9	$173.3
Average attained age of contract holders	77	77
Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits	$1,119.8	$1,165.7
Guaranteed annuitization benefits	$782.4	$748.3

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contract holder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2023 and 2022, the Company’s exposure related to GMWB and guaranteed annuitization benefits contracts that were considered “in the money” was $659.3 $769.6, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)	Liability for Policy and Contract Claims

Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.4 as of December 31, 2023, 2022 and 2021 is summarized as follows:

	2023	2022	2021
Balance as of January 1	$30.4	$30.2	$35.2
Less reinsurance reserve credit and recoverable	30.0	29.8	34.7

Net balance as of January 1	0.4	0.4	0.5

Incurred related to:
Current year	—	—	—
Prior years	0.1	0.1	0.1

Total incurred	0.1	0.1	0.1

Paid related to:
Current year	—	—	—
Prior years	0.1	0.1	0.2

Total paid	0.1	0.1	0.2

Net balance as of December 31	0.4	0.4	0.4
Plus reinsurance reserve credit and recoverable	26.1	30.0	29.8

Balance as of December 31	$26.5	$30.4	$30.2

Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

F-39

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

For the years ended December 31, 2023, 2022 and 2021, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $91.6 and $102.1 of life contract claims as of December 31, 2023 and 2022, respectively.

(5)	Transactions with Affiliates

The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

GLIC

GNA

Enact Mortgage Insurance Corporation (“EMIC”)

JAC

RLIC VI

RLIC X

In April 2023, the Company received $44.3 in cash from GLIC to settle the reinsurance receivables discussed in Notes 1(v) and 16.

On January 6, 2023, RLIC VI returned contributed surplus to the Company of $5.0 in cash.

On December 16, 2022, RLIC X returned contributed surplus to the Company of $13.0 in cash.

Effective March 17, 2022, RLIC VII and RLIC VIII were dissolved and each returned contributed surplus to the Company in the amount of $0.3 in cash on March 28, 2022.

On December 15, 2021, in connection with the recapture of the reinsurance agreement discussed in Note 8, RLIC VII and RLIC VIII returned contributed surplus to the Company in the amount of $29.3 and $37.2, respectively, in cash.

On September 27, 2021, in connection with the reinsurance transaction discussed in Note 8, JLIC returned contributed surplus to the Company in the amount of $101.0, which consisted of bonds of $81.8, accrued interest of $0.7 and cash of $18.5. On December 21, 2021, JLIC returned additional contributed surplus to the Company in the amount of $3.0 in cash.

For years ended December 31, 2023, 2022 and 2021, the Company made net payments for intercompany settlements of $41.4, $51.0, and $71.7, respectively.

On August 31, 2021, after receiving approval from the Virginia Bureau and the State of Delaware Department of Insurance, the Company and GLIC executed a Master Promissory Note. Under terms of this note the borrower may borrow up to a maximum of $300.0 from the lender for up to 90 business days. Any loan shall be repaid by the borrower to the lender immediately upon written demand. The note pays interest at the daily overnight U.S. Federal Funds Rate less 0.10%, with a floor of 0.25%. There were no outstanding balances payable to or due from GLIC as of December 31, 2023 or 2022.

The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company’s indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 5.23%, 4.23%, and 0.25%

F-40

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

during the years ended December 31, 2023, 2022 and 2021, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2023 or 2022.

The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY’s variable annuity products.

The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private Limited and EMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements.

Total amounts due from or owed to affiliates as of December 31, 2023 and 2022 are included in the following balance sheet captions:

	2023	2022
Assets:
Amounts recoverable from reinsurers and funds held	$306.5	$412.2
Receivable from parent, subsidiaries and affiliates	0.2	0.1

Total assets	$306.7	$412.3

Liabilities:
Current Federal income tax payable	$2.2	$29.0
Payable to parent, subsidiaries and affiliates	11.8	10.2
Other amounts payable on reinsurance	13.5	17.5

Total liabilities	$27.5	$56.7

The amounts recoverable from reinsurers and funds held in 2022 included $44.3 due from GLIC related to the corrections discussed in Notes 1(v) and 16.

(6)	Income Taxes

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law by President Biden. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. The controlled group of corporations of which the Company is a member has determined it is not an applicable corporation in 2023. The Company intends to amend its tax sharing agreement in 2024 to reflect CAMT.

F-41

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(a) Components of deferred tax assets and deferred tax liabilities

1.	The components of the net DTA recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2023 and 2022 were as follows:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Gross DTA	$543.0	$9.9	$552.9	$570.9	$12.3	$583.2	$(27.9)	$(2.4)	$(30.3)
b. Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

c. Adjusted gross DTA (1a – 1b)	543.0	9.9	552.9	570.9	12.3	583.2	(27.9)	(2.4)	(30.3)
d. DTA nonadmitted	361.2	8.8	370.0	360.3	12.0	372.3	0.9	(3.2)	(2.3)

e. Subtotal: net admitted DTA (1c – 1d)	181.8	1.1	182.9	210.6	0.3	210.9	(28.8)	0.8	(28.0)
f. DTL	87.7	0.1	87.8	105.7	0.3	106.0	(18.0)	(0.2)	(18.2)

g. Net admitted DTA/ (DTL) (1e – 1f)	$94.1	$1.0	$95.1	$104.9	$—	$104.9	$(10.8)	$1.0	$(9.8)

2.	Admission calculation components for SSAP No. 101 as of December 31, 2023 and 2022:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)	94.0	1.1	95.1	104.9	—	104.9	(10.9)	1.1	(9.8)
1. Adjusted gross DTA expected to be realized following the balance sheet date	94.0	1.1	95.1	104.9	—	104.9	(10.9)	1.1	(9.8)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	120.0	XXX	XXX	100.7	XXX	XXX	19.3
c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL	87.8	—	87.8	105.7	0.3	106.0	(17.9)	(0.3)	(18.2)

d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$181.8	$1.1	$182.9	$210.6	$0.3	$210.9	$(28.8)	$0.8	$(28.0)

F-42

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

3.	Ratio used to determine applicable period used in 6(a)2:

	2023	2022
a. Ratio percentage used to determine recovery period and threshold limitation amount	783%	640%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$937.0	$798.7

4.	Impact of tax planning strategies:

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
1. Adjusted Gross DTAs Amount from Note 6a1(c)	$543.0	$9.9	$570.9	$12.3	$(27.9)	$(2.4)

2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)	$181.8	$1.1	$210.6	$0.3	$(28.8)	$0.8

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

b.	The Company did not use reinsurance tax planning strategies for the years ended December 31, 2023, 2022 and 2021.

(b) Unrecognized deferred tax liabilities

The Company did not have any unrecognized DTLs during the years ended December 31, 2023, 2022 and 2021.

(c) Current income tax and change in deferred tax

The provision for income taxes incurred on operations for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	Change
1. Current Income Taxes
a. Federal income taxes	$14.9	$(23.4)	$38.3
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	14.9	(23.4)	38.3
d. Federal income tax on net capital gains (losses)	(3.8)	1.0	(4.8)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income tax incurred	$11.1	$(22.4)	$33.5

F-43

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022	2021	Change
1. Current Income Taxes
a. Federal income taxes	$(23.4)	$(52.3)	$28.9
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(23.4)	(52.3)	28.9
d. Federal income tax on net capital gains (losses)	1.0	20.5	(19.5)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(22.4)	$(31.8)	$9.4

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2023 and 2022:

	2023	2022	Change
2. DTA
A. Ordinary
1. Discounting of unpaid losses	$—	$—	$—
2. Unearned premium reserve	—	—	—
3a. Transition reserves	3.0	4.5	(1.5)
3b. Policyholder reserves	366.8	396.2	(29.4)
4. Investments	42.0	32.8	9.2
5. Deferred acquisition costs	127.0	125.7	1.3
6. Policyholder dividends accrual	—	—	—
7. Fixed assets	0.6	0.6	—
8. Compensation and benefits accrual	—	—	—
9. Pension accrual	—	—	—
10. Receivable—nonadmitted	2.3	2.3	—
11. Net operating loss carry forward	—	—	—
12. Tax credit carry forward	0.4	1.0	(0.6)
13. Other (including items less than 5% of total ordinary tax assets)	0.9	7.8	(6.9)

99. Subtotal ordinary	543.0	570.9	(27.9)
B. Statutory valuation allowance adjustment	—	—	—
C. Nonadmitted DTA	361.2	360.3	0.9

D. Admitted ordinary DTA (2A99 – 2B – 2C)	181.8	210.6	(28.8)
E. Capital			—
1. Investments	9.9	12.3	(2.4)
2. Net capital loss carry forward	—	—	—
3. Real estate	—	—	—
4. Other (including items less than 5% of total ordinary tax assets)	—	—	—

99. Subtotal capital	9.9	12.3	(2.4)
F. Statutory valuation allowance adjustment	—	—	—
G. Nonadmitted DTA	8.8	12.0	(3.2)

H. Admitted capital DTA (2E99 – 2F – 2G)	1.1	0.3	0.8

I. Admitted DTA (2D + 2H)	$182.9	$210.9	$(28.0)

F-44

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	Change
3. DTL
A. Ordinary
1. Investments	$1.2	$1.7	$(0.5)
2. Fixed assets	—	—	—
3. Deferred and uncollected premiums	66.3	73.1	(6.8)
4(a). Transition reserves	18.2	27.3	(9.1)
4(b). Policyholder reserves	2.0	3.6	(1.6)
5. Other	—	—	—

99. Subtotal ordinary	87.7	105.7	(18.0)

B. Capital
1. Investments	0.1	0.3	(0.2)
2. Real estate	—	—	—
3. Other	—	—	—

99. Subtotal capital	0.1	0.3	(0.2)

C. DTL (3A99 + 3B99)	87.8	106.0	(18.2)

4. Net DTA (DTL) (2I — 3C)	$95.1	$104.9	$(9.8)

Based on an analysis of the Company’s tax position for the year ended December 31, 2023, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

	December 31,
	2023	2022	Change
Total gross DTA	$552.9	$583.2	$(30.3)
Statutory valuation allowance adjustment	—	—	—

Adjusted gross DTAs	552.9	583.2	(30.3)
Total gross DTL	87.8	106.0	(18.2)

Net DTA	$465.1	$477.2	(12.1)

Deferred tax on change in net unrealized capital gains (losses)			5.5

Change in net deferred income taxes			$(6.6)

F-45

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(d) Reconciliation of Federal income tax rate to actual effective tax rate

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Provision computed at statutory tax rate	$20.9	$(4.7)	$(37.6)
Tax exempt interest	(0.1)	(0.2)	(0.3)
Benefit of dividends	(1.7)	(1.2)	(2.0)
Change in tax contingency reserve	—	0.1	(0.2)
Statutory amortization of IMR	(0.4)	(0.9)	(0.9)
Foreign taxes	(0.2)	(0.3)	—
Change in nonadmitted assets	5.9	(0.3)	(3.3)
Deferred reinsurance gains	(6.7)	(9.5)	(3.2)
Transfer of IMR	—	—	(3.5)
Intercompany bonds transfer (see Note 5)	—	—	(1.9)
Prior year provision to return true-up	(0.1)	2.0	(0.4)
Reinsurance transaction treated as nontaxable reorganization (see Note 8)	—	—	(41.5)
Other adjustments	0.1	(0.2)	0.2

Total	$17.7	$(15.2)	$(94.6)

Federal income taxes incurred	$11.1	$(22.4)	$(31.8)
Change in net deferred income taxes	6.6	7.2	(62.8)

Total	$17.7	$(15.2)	$(94.6)

(e) Operating loss and tax credit carry forwards and protective tax deposits

As of December 31, 2023, the Company had no operating losses to carry forward.

As of December 31, 2023, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

Origination year	Amount	Expires after
2018	$0.2	2028
2019	0.2	2029

There were no income taxes incurred in the current or prior years that will be available for recoupment in the event of future net losses.

The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

F-46

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(f) Consolidated Federal income tax return

The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2023:

ASI

Capital Brokerage Corporation

CareScout, LLC

CareScout Holdings, Inc.

EMIC

Enact Financial Assurance Corporation

Enact Financial Services, Inc.

Enact Holdings, Inc.

Enact Mortgage Holdings, LLC

Enact Mortgage Insurance Corporation of North Carolina

Enact Mortgage Reinsurance Corporation

Enact Mortgage Services, LLC

Enact Re Ltd.

Genworth

Genworth Annuity Service Corporation

Genworth Financial Agency, Inc. (“GFA”)

Genworth Financial International Holdings, LLC

Genworth Holdings, Inc. (“Genworth Holdings”)

Genworth Insurance Company

GLIC

GLICNY

GNA

HGI Annuity Service Corporation

JAC

Mayflower

Monument Lane IC 1, Inc.

Monument Lane IC 2, Inc.

Monument Lane PCC, Inc.

Newco

RLIC VI

RLIC X

Sponsored Captive Re, Inc.

United Pacific Structured Settlement Company

The Company is a party to the Amended and Restated Tax Allocation Agreement dated May 14, 2021, between Genworth and certain of its subsidiaries (the “New TAA”). The New TAA includes updates to the Tax Allocation Agreement dated May 24, 2004 (the “Old TAA”) for company names and other administrative matters but did not fundamentally change the methodology used to allocate taxes amongst Genworth and its subsidiaries. The New TAA was approved by state insurance regulators and the Company’s Board of Directors. The tax allocation methodology is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company’s policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth’s Federal consolidated U.S. corporation income tax return.

F-47

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company also has special tax sharing agreements with RLIC VI, RLIC X, previously RLIC IX and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC X and RLIC IX. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under these special tax sharing agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2023, the Company recorded tax receivables and decreases in common stock of affiliates of $23.8 and $4.4 for RLIC VI and RLIC X, respectively. The Company carries RLIC VI and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

The cumulative benefit recognized by the Company relating to the special tax sharing agreements with RLIC VI and RLIC X and the Special Tax Allocation Agreement with Genworth was $343.6 and $371.8 as of December 31, 2023 and 2022, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. The Company is not currently subject to any significant examinations by federal or state income tax authorities. Generally, the Company is no longer subject to federal or state income tax examinations for years prior to 2020.

(g) Federal or foreign income tax loss contingencies

As of December 31, 2023, 2022 and 2021, the total amount of unrecognized tax benefits was $7.1, $7.1, and $7.0, respectively, which, if recognized, would affect the effective tax rate on operations.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2023, 2022 and 2021, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2023, 2022 and 2021.

As a result of Genworth’s open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2024.

(h) State transferable and non-transferable tax credits

The Company did not have any state transferable and non-transferable tax credits as of December 31, 2023 and 2022.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2023 and 2022.

F-48

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(7)	Commitments and Contingencies

(a) Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

In March 2024, the Company was served with a putative class action lawsuit venued in the Superior Court of the State of California, Sacramento County, captioned James Fox, individually and on behalf of the class v. Genworth Life and Annuity Insurance Co. Plaintiff, the holder of a lapsed California life insurance policy of the Company, seeks to represent a class of current and former California policyholders of the Company and beneficiaries whose policies were allegedly wrongfully terminated. The complaint alleges that the Company wrongfully terminated hundreds of California life insurance policies by failing to provide the policyholders with the notices and grace periods mandated by the contract and by the California Insurance Code as interpreted by the California Supreme Court in McHugh v. Protective Life Ins. Co. The complaint asserts causes of action for breach of contract, violation of the California Insurance Code, unfair competition and bad faith, and it seeks, inter alia, declaratory and injunctive relief, compensatory damages, restitution, attorneys’ fees and costs. The action was removed to the United States District Court for the Eastern District of California on April 3, 2024. The Company intends to vigorously defend this action.

Starting in June 2023, various Genworth entities (including Genworth, GLIC and the Company) have been named as defendants in certain of ten putative class action lawsuits in the United States District Courts for the Eastern District of Virginia and the District of Massachusetts. These cases are captioned as follows: King v. Genworth Financial, Inc.; Anastasio v. Genworth Financial, Inc. et al; Hauser v. Genworth Life Insurance Company; Smith v. Genworth Financial, Inc.; Behrens v. Genworth Life Insurance Company; Hale et al v. Genworth Financial, Inc.; Burkett, Jr. v. Genworth Life and Annuity Insurance Company; Manar v. Genworth Financial, Inc.; Kennedy v. Genworth Financial, Inc.; and Bailey v. Genworth Financial, Inc. The actions relate to the data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”), which PBI Research Services (“PBI”), a third-party vendor, uses in the performance of its services. Our life insurance companies use PBI to, among other things, satisfy applicable regulatory obligations to search various databases to identify the deaths of insured persons under life insurance policies, and to identify the deaths of long-term care insurance and annuity policies which can impact premium payment obligations and benefit eligibility. Plaintiffs seek to represent various classes and subclasses of Genworth long-term care insurance policyholders and agents whose data was accessed or potentially accessed by the MOVEit Cybersecurity Incident, alleging that Genworth breached its purported duty to safeguard their sensitive data from cybercriminals. The complaints assert claims for, inter alia, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection and privacy statutes, and they seek, inter alia, declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs. On October 4, 2023, the Joint Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. Genworth intends to vigorously defend these actions.

On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On February 10, 2023, the parties reached an agreement in principle to settle the action for an immaterial amount. On April 14, 2023, the action was dismissed on stipulation.

In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for

F-49

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. Plaintiff alleges unlawful and excessive cost of insurance charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating cost of insurance rates and failed to decrease cost of insurance charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the “McBride settlement”) that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company’s motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company’s motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company’s counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate Court decision vacates the injunction and reverses the Middle District of Georgia’s opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff’s appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff’s appeal and the Company’s cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia’s order enjoining Plaintiff’s class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company’s counterclaim. On June 30, 2021, the Company filed in the Middle District of Georgia its renewed motion to enforce the class action settlement and release, and renewed its motion for leave to file a counterclaim. The briefing on both motions concluded in October 2021. On March 24, 2022, the Court denied the Company’s motions. On April 11, 2022, the Company filed an appeal of the Court’s denial to the United States Court of Appeals for the Eleventh Circuit. On June 22, 2022, the Company filed its opening brief in support of the appeal. Plaintiff filed its respondent’s brief on September 20, 2022, and the Company filed its reply brief on November 10, 2022. The appeal was orally argued on August 17, 2023, and the Company is awaiting a decision from the Eleventh Circuit. The Company intends to continue to vigorously defend this action.

As of December 31, 2023, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

(b) Guaranty Association Assessments

The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

As of December 31, 2023 and 2022, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $8.3 and $7.7, respectively, and a related premium tax benefit asset of $6.7 and $6.5, respectively. These amounts represent management’s best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company’s share of

F-50

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

The following table provides information about the Company’s guaranty funds receivable as of December 31, 2023 and 2022:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end	$6.5	$6.1
Decreases current year:
Premium tax offset applied	0.4	0.4
Increases current year:
Cash payment adjustment	0.6	—
True up adjustment	—	0.8

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end	$6.7	$6.5

As of December 31, 2023 and 2022, the Company’s guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis.

(c) Related Party Guarantees

The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company’s annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company’s structured settlement business.

There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee as of December 31, 2023 and 2022 were $253.0 and $258.8, respectively. The guarantee will remain intact until modified or rescinded by the Company’s board of directors.

(d) Commitments

As of December 31, 2023, the Company had future commitments related to its investments in limited partnerships of $9.4, mortgage loans of $6.8, and private placement securities of $3.0. The limited partnerships are part of the Company’s private equity and real estate programs. The funding commitments relate to future equity stakes in a portfolio of private companies, commercial mortgage loans and investments in fixed maturity securities.

(8)	Reinsurance

The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

F-51

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Premiums earned			Benefits incurred
	2023	2022	2021	2023	2022	2021
Direct	$948.4	$1,002.5	$1,069.1	$2,060.9	$2,170.2	$2,417.5
Assumed	236.5	252.8	266.1	279.7	316.8	339.7
Ceded	(964.8)	(1,073.6)	(2,584.3)	(1,585.6)	(1,760.4)	(1,917.1)

Net	$220.1	$181.7	$(1,249.1)	$755.0	$726.6	$840.1

The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

Affiliated Special Purpose Captives Reinsurance Transactions

The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2023 and 2022 related to these treaties were as follows:

	2023	2022
Universal Life Insurance Business
RLIC VI	$857.3	$853.3

Term Life Insurance Business
RLIC VI	$1,062.4	$1,225.2
RLIC X	879.3	902.1

RLIC VI

The Company is a party to a coinsurance with funds withheld agreement with RLIC VI whereby it cedes certain term life insurance and universal life insurance business to RLIC VI.

Effective December 1, 2017, RLIC VI entered into a monthly renewable term (“MRT”) reinsurance agreement with New Reinsurance Company Ltd (“NewRe”) whereby it retrocedes the mortality risk on certain term life insurance business assumed from the Company.

Effective December 1, 2019, RLIC VI entered into a MRT reinsurance agreement with Hannover Re (Ireland) DAC (“Hannover Re Ireland”) whereby it retrocedes the mortality risk on additional term life insurance business assumed from the Company.

RLIC VI is also a party to an XOL reinsurance agreement with Canada Life and the Company. Under this XOL reinsurance agreement Canada Life will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the NewRe MRT Treaty and the Hannover Re Ireland MRT Treaty, if the term life and universal life funds withheld accounts and the Company’s capital and surplus are exhausted to zero.

During 2023, 2022 and 2021, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.2, $0.3 and $4.6, at the beginning of the period of recapture for the years ended December 31, 2023, 2022 and 2021, respectively.

F-52

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

RLIC VII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VII whereby it ceded certain term life insurance business to RLIC VII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VII with reserves as of November 30, 2021, of $300.9. As consideration for the recaptures, RLIC VII paid the Company a net terminal payment of $4.4 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VII of $300.9 and the terminal reserve adjustment of $70.5 was recorded as a statutory net loss of $230.4 for the Company in 2021. The term life insurance business recaptured from RLIC VII was subsequently ceded to SCOR Global Life USA Reinsurance Company (“SCOR”) in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VII.

RLIC VIII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VIII whereby it ceded term life insurance business to RLIC VIII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VIII with reserves as of November 30, 2021, of $1,026.1. As consideration for the recapture, the Company paid RLIC VIII a net terminal payment of $0.6 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VIII of $1,026.1 and the terminal reserve adjustment of $300.7 was recorded as a statutory net loss of $725.4 for the Company in 2021. The term life insurance business recaptured from RLIC VIII was subsequently ceded to SCOR in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VIII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VIII.

RLIC X

The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

F-53

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Effective December 1, 2017, RLIC X entered into a MRT reinsurance agreement with NewRe whereby it retrocedes the mortality risk on the term life insurance business assumed from the Company.

During 2023 and 2022, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.9 and a de minimis amount at the beginning of the period of recapture for the years ended December 31, 2023 and 2022, respectively.

JLIC

Effective July 1, 2021, the Company recaptured all of the term and universal life insurance business previously ceded to JLIC, with reserves of $24.3 as of June 30, 2021. Additionally, JLIC transferred its remaining interest maintenance reserve liability of $4.7 as of June 30, 2021 to the Company. As consideration for the recapture, the Company received a recapture fee from JLIC of $28.0. For the settlement of the recapture fee, JLIC transferred bonds of $19.7, accrued interest of $0.2 and cash of $3.8 to the Company resulting in a loss of $4.3. Additionally, JLIC novated all of its remaining ceded reinsurance agreements to the Company.

Other Affiliate Reinsurance Transactions

Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2023 and 2022 were $638.3 and $682.6, respectively.

Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies, including total living coverage (“TLC”) insurance policies, from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2023 and 2022 were $1,686.4 and $1,649.9, respectively.

Significant External Reinsurers

Effective December 1, 2021, the Company entered into a coinsurance agreement with SCOR (the “2021 SCOR Coinsurance Treaty”) to reinsure the term life insurance business recaptured from RLIC VII and RLIC VIII and an additional block of term life insurance business that was previously retained by the Company. The Company ceded $1,378.9 of initial premium, with an initial allowance of $1,019.1. For the net settlement, the Company paid SCOR $359.7 in cash on December 13, 2021. Additionally, the Company ceded $25.4 of interest maintenance reserves. As of December 31, 2023 and 2022, the ceded reserves under the 2021 SCOR Coinsurance Treaty were $1,156.8 and $1,199.5, respectively.

On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company (“UFLIC”) pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2023 and 2022 were $446.2 and $518.3, respectively, and modified coinsurance (“Modco”) reserves established by the Company as of December 31, 2023 and 2022 for the separate accounts were $1,241.2 and $1,175.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2023 and 2022 were $4,736.5 and $4,831.7, respectively.

Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2023 and 2022 were $0.1. To secure the payment of its

F-54

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2023, the amount of assets in the trust was $6,129.2.

Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term (“YRT”) basis. As of December 31, 2023 and 2022, ceded Modco reserves were $710.4 and $727.7, respectively. As of December 31, 2023 and 2022, ceded yearly renewable term reserves were $137.6 and $138.2, respectively, and ceded coinsurance reserves were $1,547.7 and $1,517.6, respectively.

Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company to cede certain term life insurance business. As of December 31, 2023 and 2022, ceded reserves were $897.1 and $1,087.3, respectively.

On March 6, 2019, Scottish Re US Inc. (“Scottish Re”), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. On May 3, 2023, the Receiver concluded that Scottish Re should be liquidated and expected to file a petition to liquidate within 45 days. On July 13, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order. On July 18, 2023, the Court entered a Liquidation and Injunction Order. On August 9, 2023, the Company received notice that reinsurance agreements with Scottish Re would terminate effective September 30, 2023. Accordingly, the Company recaptured the policies previously ceded to Scottish Re in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, by writing off balances through the accounts, exhibits and schedules in which they were originally recorded. The Company wrote off assets and liabilities of $24.9 associated with the reinsurance and recorded an increase in reserves of $12.6, resulting in a $37.5 pre-tax loss. However, this did not significantly impact the Company’s capital position because nonadmitted and unauthorized reinsurance balances totaling $42.7 were released through unassigned surplus.

Effective September 1, 2023, the Company recaptured certain policies that were previously reinsured to Employers Reassurance Corporation (“ERAC”). The total reserves recaptured were $5.9 and the Company received a refund of unearned premiums of $1.9.

Effective November 1, 2023, the Company recaptured certain policies that were previously reinsured to American United Life Insurance Company (“AUL”). The total reserves recaptured were $2.0 and the Company received a refund of unearned premiums of $0.5.

Effective December 31, 2023, the Company entered into a binding letter of intent with RGA Reinsurance Company to reinsure certain term and universal life insurance policies, primarily composed of the risk recaptured from Scottish Re, ERAC and AUL during 2023, on a yearly renewable term (“YRT”) basis. The total reserves ceded were $5.7 and premiums were $7.0. The final treaty was executed and signed on January 30, 2024, with no changes to the terms outlined in the binding letter of intent.

As of December 31, 2023, no reinsurance contracts had been identified which would require the Company to include the supplemental reinsurance risk interrogatories.

F-55

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

As of December 31, 2023, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2023.

(9)	Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2023, 2022 and 2021.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2024 is the greater of 10% of the Company’s statutory capital and surplus as of December 31, 2023 or its net gain from operations for 2023, with such dividend payout not to exceed the Company’s earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2024.

(10)	Separate Accounts

The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders’ equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2023, 2022, 2021, 2020 and 2019 were $34.3, $30.9, $23.0, $35.6, and $30.9, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $23.4, $25.5, $27.9, $28.8, and $31.1, for the past five years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

Assets supporting the Company’s separate account product contracts of $4,231.0 and $4,135.3 as of December 31, 2023 and 2022, respectively, were considered legally insulated and not subject to claims of the general account.

F-56

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2023 was as follows:

	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2023	$—	$—	$20.6	$20.6

Reserves as of December 31, 2023:
For accounts with assets at:
Fair value	$3.5	$2.3	$4,207.9	$4,213.7

Total reserves	$3.5	$2.3	$4,207.9	$4,213.7

By withdrawal characteristics:
With fair value adjustment	$3.5	$2.3	$—	$5.8
At fair value	—	—	4,207.9	4,207.9

Subtotal	3.5	2.3	4,207.9	4,213.7
Not subject to discretionary withdrawal	—	—	—	—

Total	$3.5	$2.3	$4,207.9	$4,213.7

Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2023 was as follows:

2023
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$20.6
Transfers from separate accounts	501.3

Net transfers from separate accounts, per the separate accounts annual statement	(480.7)
Reconciling adjustments:
Transfer to separate accounts – reinsured	150.9

Net transfers from separate accounts, per the Statutory Statement of Summary of Operations	$(329.8)

All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)	FHLB Funding Agreement

(1)

The Company is a member of the Federal Home Loan Bank of Atlanta (“FHLB Atlanta”). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2023, in the amount of $100.0, which related to total liabilities of $100.2, of which $0.2 was accrued interest. As of December 31, 2022, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $150.0, which related to total liabilities of $150.3, of which $0.3 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit-Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2023 and 2022. The Company has determined the actual or

F-57

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

estimated maximum borrowing capacity in accordance with FHLB Atlanta regulatory and or specific borrowing limits.

(2)	The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2023 and 2022:

FHLB Capital Stock

a.	Aggregate Totals as of December 31, 2023 and 2022:

	2023
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	12.4	12.4	—
Activity stock	4.7	4.7	—
Excess stock	—	—	—

Aggregate total	$17.1	$17.1	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

	2022
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	9.9	9.9	—
Activity stock	6.4	6.4	—
Excess stock	—	—	—

Aggregate total	$16.3	$16.3	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

b.	Membership stock (Class A and B) eligible for redemption

Membership stock	2023 total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	12.4	12.4	—	—	—	—

F-58

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(3)	Collateral Pledged to FHLB

a.	Amount pledged as of December 31, 2023 and 2022:

	Fair value	Carrying value	Aggregate total borrowing
1. Current year total general and separate accounts total collateral pledged (Lines 2+3)	$191.3	$200.7	$100.0
2. Current year general account total collateral pledged	191.3	200.7	100.0
3. Current year separate accounts total collateral pledged	—	—	—

4. Prior year-end total general and separate accounts total collateral pledged	281.4	286.5	150.0

b.	Maximum amount pledged during reporting period ending December 31, 2023 and 2022:

	Fair value	Carrying value	Amount borrowed at time of maximum collateral
1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)	$291.9	$285.7	$150.0
2. Current year general account maximum collateral pledged	291.9	285.7	150.0
3. Current year separate accounts maximum collateral pledged	—	—	—

4. Prior year-end total general and separate accounts maximum collateral pledged	510.2	404.2	150.0

(4)	Borrowing from FHLB

a.	Amount as of December 31, 2023 and 2022:

	2023
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	100.0	100.0	—	$100.2
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$100.0	$100.0	$—	$100.2

	2022
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	150.0	150.0	—	$150.3
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$150.0	$150.0	$—	$150.3

F-59

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

b.	Maximum amount during reporting period ending December 31, 2023:

Description	Total	General account	Separate accounts
1. Debt	$—	$—	$—
2. Funding agreements	150.0	150.0	—
3. Other	—	—	—

4. Aggregate total (Lines 1+2+3)	$150.0	$150.0	$—

c.	FHLB — prepayment obligations

Description	Does the company have prepayment obligations under the following arrangements (Yes/No)?
Debt	No
Funding agreements	No
Other	No

(12)	Fair Value of Financial Instruments

The following tables set forth the Company’s assets and liabilities that were reported at fair value as of December 31, 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—	$—	$0.1

Total bonds	—	0.1	—	—	0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	12.8	1.2	—	14.0

Total preferred stock	—	12.8	1.2	—	14.0

Common stock:
Industrial and miscellaneous	28.6	—	17.1	—	45.7

Total common stock	28.6	—	17.1	—	45.7

Cash equivalents:
Money market mutual funds	381.6	—	—	—	381.6

Total cash equivalents	381.6	—	—	—	381.6

Derivative assets:
Equity index options	—	—	14.9	—	14.9

Total derivative assets	—	—	14.9	—	14.9

Separate account assets	4,211.4	13.0	—	—	4,224.4

Total assets	$4,621.6	$25.9	$33.2	$—	$4,680.7

F-60

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—		$0.1

Total bonds	—	0.1	—		0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	13.2	1.3	—	14.5

Total preferred stock	—	13.2	1.3	—	14.5

Common stock:
Industrial and miscellaneous	28.4	—	16.3	—	44.7

Total common stock	28.4	—	16.3	—	44.7

Cash equivalents:
Money market mutual funds	276.8	—	—	—	276.8

Total cash equivalents	276.8	—	—	—	276.8

Derivative assets:
Equity index options	—	—	5.7	—	5.7

Total derivative assets	—	—	5.7	—	5.7

Separate account assets	4,115.7	7.5	—	—	4,123.2

Total assets	$4,420.9	$20.8	$23.3	$—	$4,465.0

The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2023, 2022 and 2021:

	2023
Investments	Beginning balance as of January 1, 2023	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2023
Preferred and Common stock	$17.6	$—	$—	$—	$—	$4.1	$—	$(3.4)	$—	$18.3
Derivative assets	5.7	—	—	(3.6)	9.6	12.4	—	(9.2)	—	14.9

Total assets	$23.3	$—	$—	$(3.6)	$9.6	$16.5	$—	$(12.6)	$—	$33.2

F-61

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
Investments	Beginning balance as of January 1, 2022	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2022
Preferred and Common stock	$17.9	$—	$—	$—	$(0.4)	$0.8	$—	$(0.7)	$—	$17.6
Separate account assets	1.0	—	—	—	—	—	—	—	(1.0)	—
Derivative assets	41.9	—	—	(3.0)	(17.1)	13.4	—	(29.5)	—	5.7

Total assets	$60.8	$—	$—	$(3.0)	$(17.5)	$14.2	$—	$(30.2)	$(1.0)	$23.3

	2021
Investments	Beginning balance as of January 1, 2021	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2021
Common stock	$26.5	$1.6	$—	$—	$—	$—	$—	$(10.2)	$—	$17.9
Separate account assets	1.1	—	—	—	(0.1)	—	—	—	—	1.0
Derivative assets	62.7	—	—	13.0	4.7	31.9	—	(70.4)	—	41.9

Total assets	$90.3	$1.6	$—	$13.0	$4.6	$31.9	$—	$(80.6)	$—	$60.8

Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

F-62

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the Company’s financial instruments’ fair value, admitted amounts and level of fair value amounts as of December 31, 2023 and 2022:

	2023
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,588.5	$9,199.0	$—	$7,892.6	$695.9	$—	$—
Preferred and common stocks-nonaffiliates	59.7	59.7	28.6	12.8	18.3	—	—
Separate account assets	4,224.4	4,224.4	4,211.4	13.0	—	—	—
Mortgage loans	1,550.3	1,681.5	—	—	1,550.3	—	—
Short-term investments	7.0	7.0	—	—	7.0	—	—
Cash equivalents	381.6	381.6	381.6	—	—	—	—
Other invested assets	126.4	136.6	—	126.4	—	—	—
Derivative assets	37.0	15.5	—	2.3	34.7	—	—
Derivative liabilities	1.1	—	—	1.1	—	—	—

	2022
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,873.2	$9,787.8	$—	$8,113.9	$759.3	$—	$—
Preferred and common stocks-nonaffiliates	59.1	59.1	28.4	13.2	17.5	—	—
Separate account assets	4,128.4	4,128.4	4,115.7	12.7	—	—	—
Mortgage loans	1,577.7	1,745.5	—	—	1,577.7	—	—
Cash equivalents	276.8	276.8	276.8	—	—	—	—
Other invested assets	111.9	125.1	—	111.9	—	—	—
Derivative assets	9.5	7.4	—	3.8	5.7	—	—
Derivative liabilities	0.2		—	0.2	—	—	—

The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2023 and 2022, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)	Retained Assets

The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

Credited interest rates ranged from 1.0% to 6.0% for the year ended December 31, 2023, and 0.1% to 6.0% for the years ended December 31, 2022 and 2021. For the years ended December 31, 2023, 2022 and 2021, the weighted average crediting

F-63

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

rate was 2.6%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company’s Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC’s sample bulletin on retained asset accounts issued in December 2010.

The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2023 and 2022:

	In force
	2023		2022
	Number of policies	Amount	Number of policies	Amount
Up to and including 12 months	18	$0.9	29	$2.5
13 to 24 months	23	2.0	54	6.5
25 to 36 months	38	4.4	79	11.1
37 to 48 months	54	7.3	79	11.0
49 to 60 months	45	7.4	106	14.2
Over 60 months	2,207	207.8	3,316	248.2

Total	2,385	$229.8	3,663	$293.5

The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2023, 2022 and 2021. There were no group contracts in 2023, 2022 and 2021.

	2023		2022		2021
	Number of policies	Amount	Number of policies	Amount	Number of policies	Amount
Retained assets accounts as of the beginning of the year	3,663	$293.5	3,960	$322.3	4,219	$338.2
Retained asset accounts issued/ added during the year	14	1.4	28	2.9	75	11.8
Investment earnings credited to retained asset accounts during the year	—	7.3	—	7.9	—	8.5
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—	—	—
Retained asset accounts transferred to state unclaimed property funds during the year	—	—	(11)	(0.8)	(16)	(0.5)
Retained asset accounts closed/ withdrawn during the year	(1,292)	(72.4)	(314)	(38.8)	(318)	(35.7)

Retained asset accounts at the end of the year	2,385	$229.8	3,663	$293.5	3,960	$322.3

(14)	Risk Sharing Provisions of the Affordable Care Act

The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

F-64

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(15)	Investments in SCA Entities

The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2023 and 2022:

Description of SCA investment (excluding 8.b.i entities)	Gross amount	Nonadmitted amount	Admitted amount	Date of filing to NAIC	Type of NAIC filing	NAIC response received (yes/no)	2023 NAIC valuation amount	2022 NAIC valuation amount	NAIC reject entity’s valuation method, resubmission required (yes/no)
JAC (VA)	$3.8	$3.8	$—	8/3/2022	Sub-1	yes	$—	$—	no
ASI (VA)*	—	—	—	9/6/2017	Sub-1	yes	—	—	no
Newco (VA)	45.0	—	45.0	8/7/2023	Sub-2	yes	45.7	44.5	no
GFA	0.5	0.5	—	12/5/2017	Sub-1	yes	—	—	no

Aggregate Total	$49.3	$4.3	$45.0				$45.7	$44.5

*	ASI (VA) rounds to zero.

(16)	Reconciliation to the Annual Statement

The accompanying statutory financial statements do not agree to the 2023 and 2022 Annual Statement of the Company. The following tables summarize the differences:

	2023
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Summary of Operations
Federal income taxes	$23.6	$(8.7)	$14.9

Statutory Statements of Changes in Capital and Surplus
Net income	89.7	8.7	98.4
Change in net deferred income taxes	2.1	(8.7)	(6.6)
Change in nonadmitted assets	34.6	(3.3)	31.3
Prior period correction — cross-entity term conversions	32.3	(32.3)	—
Prior period correction — term conversion coding	(3.2)	3.2	—

The 2023 Annual Statement reflected prior period corrections that were recorded through surplus but were corrected in the 2022 audited statutory financial statements as discussed below. Therefore, there was no change in the ending 2023 capital and surplus.

F-65

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
Amounts recoverable from reinsurers and funds held	$417.0	$44.3	$461.3
Deferred tax assets	100.7	4.2	104.9
Aggregate reserves — life	7,176.4	7.4	7,183.8
Current Federal income tax payable	20.3	8.7	29.0
Unassigned deficit	(710.2)	32.4	(677.8)

Statutory Statements of Summary of Operations
Premiums and annuity considerations	180.5	1.2	181.7
Death benefits	388.1	(18.1)	370.0
Decrease in aggregate reserves — life, annuity and accident and health	(472.0)	7.4	(464.6)
Federal income taxes	(32.1)	8.7	(23.4)

Statutory Statements of Changes in Capital and Surplus
Net income (loss)	(3.1)	3.2	0.1
Change in net deferred income taxes	(13.4)	6.2	(7.2)
Change in nonadmitted assets	(4.8)	3.3	(1.5)
Prior period correction — cross-entity term conversions	—	19.7	19.7

As discussed in Note 1(v), in 2022, the Company recorded a prior period correction that resulted in an increase to the reinsurance recoverable from GLIC of $25.0 and a decrease net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit through a prior period correction — cross-entity term conversions.

In 2022, the Company also recorded a correction for a reinsurance coding issue that resulted in an increase to the reinsurance recoverable from GLIC of $19.3, an increase in premiums of $1.2 and a decrease of $18.1 in death benefits. The correction also reflected an increase in aggregate reserves — life of $7.4 and a corresponding lower decrease in aggregate reserves — life, annuity and accident and health of $7.4. This correction resulted in an increase in net income of $3.2.

(17)	Subsequent Events

There were no other material events that occurred subsequent to December 31, 2023. Subsequent events have been considered through April 18, 2024, the date the statutory financial statements were available to be issued.

F-66